UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22227

New York Life Investments ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
New York Life Investment Management LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF

QAI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Hedge Multi-Strategy Tracker ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Hedge Multi-Strategy Tracker ETF	$58	0.54%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from a macroeconomic environment marked by elevated interest rates, inflation uncertainty, and episodic volatility, which expanded opportunity sets across asset classes. Hedge fund strategies generated strong returns amid increased dispersion, supported by positioning around interest rates, currencies, and event‑driven opportunities. Consistent with its systematic, multi‑strategy approach, the Fund benefited from equity market strength, fixed income carry, and diversified exposures that helped navigate periods of volatility.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

International equity (core and emerging markets, ex-China)

The largest contributors to returns, benefiting from improving earnings, geographic diversification demand and a weaker U.S. dollar during much of the period

Contributed

Fixed income (convertibles and floating rate investment grade)

Benefited from equity upside and floating-rate credit (convertibles), and elevated yields and stable credit conditions (floating rate)

Contributed

Contributed

U.S. small cap core equity

Benefited as performance broadened beyond mega-cap stocks, supported by resilient domestic growth, improving market breadth, the AI boom, fiscal tailwinds, strong earnings cycle and increased M&A activity

Euro currency (short positions)

Lost value when the euro appreciated against the U.S. dollar

Detracted

U.S. health care (short positions)

Pressured by positive sector returns

Detracted

Intermediate-term Treasuries

Detracted modestly as shifting inflation and monetary policy expectations produced uneven performance in rate-sensitive assets

Detracted

7889834

MEQAI11-06/26

NYLI Hedge Multi-Strategy Tracker ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Hedge Multi-Strategy Tracker ETF - NAV 14,373	NYLI Hedge Multi-Strategy Index15,448	Russell 3000® Index39,601	S&P 500® Index (Net)39,320	Barclay Hedge Fund Index19,361
4/16	10,000	10,000	10,000	10,000	10,000
4/17	10,042	10,191	11,858	11,717	10,986
4/18	10,468	10,682	13,406	13,194	11,731
4/19	10,631	10,882	15,106	14,884	11,844
4/20	10,521	10,841	14,948	14,923	11,390
4/21	11,679	12,115	22,560	21,676	14,581
4/22	10,885	11,351	21,857	21,631	14,238
4/23	10,959	11,504	22,186	22,093	14,168
4/24	11,847	12,495	27,133	26,974	15,558
4/25	12,405	13,218	30,227	30,114	16,509
4/26	14,373	15,448	39,601	39,320	19,361

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI Hedge Multi-Strategy Tracker ETF - NAV	3/25/2009	15.86%	4.24%	3.69%
NYLI Hedge Multi-Strategy IndexFootnote Reference1		16.87%	4.98%	4.44%
Russell 3000® IndexFootnote Reference2		31.01%	11.91%	14.75%
S&P 500® Index (Net)Footnote Reference3		30.57%	12.65%	14.67%
Barclay Hedge Fund IndexFootnote Reference4		17.28%	5.83%	6.83%
Footnote	Description
Footnote1	The NYLI Hedge Multi-Strategy Index is the underlying index of the Fund. The NYLI Hedge Multi-Strategy Index seeks to achieve performance similar to the overall hedge fund universe by replicating the “beta” portion of the hedge fund return characteristics over longer term periods and not on a daily basis.
Footnote2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote3	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote4	The Barclay Hedge Fund Index is a measure of the average return of all hedge funds (excepting Funds of Funds) in the Barclay database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889834

MEQAI11-06/26

NYLI Hedge Multi-Strategy Tracker ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$968,486,517
Total number of portfolio holdings	114
Total advisory fees paid	$4,009,127
Portfolio turnover rate	55%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
iShares Floating Rate Bond ETF	17.0%
Franklin Senior Loan ETF	8.3%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard Short-Term Treasury ETF	7.5%
iShares Core S&P Small-Cap ETF	5.7%
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	5.1%
iShares MSCI USA Momentum Factor ETF	4.4%
iShares MSCI Emerging Markets ex China ETF	4.3%
iShares National Muni Bond ETF	3.8%
iShares Convertible Bond ETF	3.6%

*  Excluding short-term investments

Portfolio Composition

Table Summary
Floating Rate - Investment Grade Funds	22.1%
Short-Term Investments	14.3%
Bank Loan Fund	8.3%
International Equity Core Fund	8.1%
U.S. Short Term Treasury Bond Fund	7.5%
Municipal Bond Funds	7.4%
Convertible Bond Funds	6.8%
U.S. Small Cap Core Fund	5.6%
Emerging Markets Funds	5.3%
U.S. Momentum Fund	4.3%
Merger Arbitrage Funds	4.2%
Managed Futures Funds	3.7%
U.S. Sector Funds	3.0%
Preferred Fund	2.2%
Agriculture Fund	2.0%
High Yield Corporate Bond Funds	1.9%
Broad Funds	1.8%
U.S. Large Cap Core Funds	1.6%
BRIC Equity Fund	1.6%
U.S. Dollar Fund	1.5%
Mortgage Backed Fund	0.5%
Derivative Income Fund	0.2%
Silver Fund	0.1%
China Fund	0.1%
Other Asset and Liabilities	(14.1)%

7889834

MEQAI11-06/26

NYLI Hedge Multi-Strategy Tracker ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889834

MEQAI11-06/26

NYLI Hedge Multi-Strategy Tracker ETF | 4

NYLI Merger Arbitrage ETF

MNA/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Merger Arbitrage ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI Merger Arbitrage ETF	$78	0.76%

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from a more supportive global merger and acquisition environment, driven by improved financing conditions, resilient equity markets, and increased deal activity. While periods of volatility led to temporary spread widening, strong deal flow, limited deal breaks, and subsequent spread compression supported performance. The Fund’s rules‑based strategy of capturing announced deal spreads and hedging stock‑financed transactions contributed to results as transactions progressed toward completion.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Financials

Robust deal activity and favorable spread capture as improving financing conditions supported transaction completion

Contributed

Information technology

High-profile deal flow and effective hedging in stock-financed transactions amid continued strategic consolidation in tech

Contributed

Contributed

Communication services

Strong deal outcomes and spread compression in a sector with active strategic M&A

Industrials

Select deals impacted by tariff-related uncertainty and cyclicality, contributing to weaker spread realization

Detracted

Materials

Idiosyncratic deal outcomes and sensitivity to macro-driven volatility, including commodity and trade dynamics

Detracted

Health care

Regulatory scrutiny and deal-specific risks weighed on spread convergence despite ongoing sector activity

Detracted

7889841

MEMNA11-06/26

NYLI Merger Arbitrage ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Merger Arbitrage ETF - NAV 13,260	NYLI Merger Arbitrage Index14,168	MSCI World® Index (Net)32,917	S&P 500® Index (Net)39,320	Barclay Merger Arbitrage Index16,529
4/16	10,000	10,000	10,000	10,000	10,000
4/17	10,638	10,715	11,465	11,717	10,689
4/18	10,825	10,961	12,981	13,194	10,742
4/19	11,097	11,282	13,822	14,884	11,391
4/20	11,108	11,338	13,268	14,923	11,344
4/21	12,116	12,451	19,282	21,676	13,705
4/22	11,465	11,894	18,604	21,631	13,772
4/23	11,440	11,965	19,195	22,093	13,988
4/24	11,297	11,927	22,724	26,974	14,733
4/25	12,627	13,312	25,487	30,114	15,542
4/26	13,260	14,168	32,917	39,320	16,529

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI Merger Arbitrage ETF - NAV	11/17/2009	5.19%	1.82%	2.86%
NYLI Merger Arbitrage IndexFootnote Reference1		6.43%	2.62%	3.55%
MSCI World® Index (Net)Footnote Reference2		29.16%	11.29%	12.65%
S&P 500® Index (Net)Footnote Reference3		30.57%	12.65%	14.67%
Barclay Merger Arbitrage IndexFootnote Reference4		6.36%	3.82%	5.15%
Footnote	Description
Footnote1	The NYLI Merger Arbitrage Index is the underlying index of the Fund. The NYLI Merger Arbitrage Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions.
Footnote2	The MSCI World® Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote3	The S&P 500® Index (Net) is a well-known broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general.
Footnote4	The Barclay Merger Arbitrage Index is a measure of the average net returns of all reporting merger arbitrage funds in the Barclay Hedge database.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889841

MEMNA11-06/26

NYLI Merger Arbitrage ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$250,830,355
Total number of portfolio holdings	77
Total advisory fees paid	$1,871,456
Portfolio turnover rate	335%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Teck Resources Ltd., Class B	5.0%
Norfolk Southern Corp.	4.1%
Electronic Arts, Inc.	3.8%
Northwestern Energy Group, Inc.	3.7%
Chart Industries, Inc.	3.5%
TXNM Energy, Inc.	3.5%
Warner Bros Discovery, Inc.	3.2%
AES Corp. (The)	3.0%
Kenvue, Inc.	2.8%
Qorvo, Inc.	2.6%

*  Excluding short-term investments

Top Industries

Table Summary
Industrials	17.8%
Utilities	14.5%
Financials	13.0%
Short-Term Investments	12.6%
Health Care	10.8%
Communication Services	10.0%
Materials	9.8%
Consumer Staples	4.3%
Information Technology	4.3%
Real Estate	3.6%
Other	(0.7)%

7889841

MEMNA11-06/26

NYLI Merger Arbitrage ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889841

MEMNA11-06/26

NYLI Merger Arbitrage ETF | 4

NYLI Candriam International Equity ETF

IQSI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Candriam International Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam International Equity ETF	$17	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was shaped by a shifting global macroeconomic backdrop, as moderating inflation and diverging monetary policy paths—particularly earlier easing expectations outside the United States—supported developed international equities and contributed to a partial reversal of prior U.S. market leadership. A weaker U.S. dollar for much of the period—alongside geopolitical alliance re-orientation, supply chain re-shoring, improving economic conditions in Europe and Japan, and continued fiscal and industrial policy support—further underpinned returns, particularly in cyclical sectors such as financials and industrials. These dynamics were offset in part by episodic volatility tied to geopolitical tensions, trade frictions and uneven global demand, which created dispersion across sectors and regions reflected in the Index’s performance.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Financials

The largest contributor to returns, benefiting from stable interest rates, improved credit conditions and strong performance across European and Japanese banks

Contributed

Industrials

Earnings and equity performance supported by global capital expenditure, infrastructure spending and supply chain realignment

Contributed

Contributed

Information technology

Earnings growth across developed markets supported by continued demand for AI-related infrastructure and digital services

Energy

Returns undermined by commodity price volatility and weaker demand expectations, despite positive absolute performance

Detracted

Communication services

Muted performance relative to cyclical sectors

Detracted

Consumer discretionary

Discretionary spending pressured by uneven consumer demand and higher borrowing costs

Detracted

7889775

MEIQSI11-06/26

NYLI Candriam International Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Candriam International Equity ETF - NAV 17,510	NYLI Candriam International Equity Index17,740	MSCI EAFE® Index (Net)17,593
12/17/2019	10,000	10,000	10,000
4/20	8,382	8,373	8,240
4/21	11,856	11,877	11,526
4/22	10,929	10,969	10,587
4/23	11,801	11,863	11,478
4/24	12,903	13,015	12,543
4/25	14,405	14,562	14,120
4/26	17,510	17,740	17,593

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam International Equity ETF - NAV	12/17/2019	21.56%	8.11%	9.19%
NYLI Candriam International Equity IndexFootnote Reference1		21.82%	8.35%	9.41%
MSCI EAFE® Index (Net)Footnote Reference2		24.60%	8.83%	9.27%
Footnote	Description
Footnote1	The NYLI Candriam International Equity Index is the underlying index of the Fund. The NYLI Candriam International Equity Index is designed to deliver exposure to equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote2	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889775

MEIQSI11-06/26

NYLI Candriam International Equity ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$236,837,995
Total number of portfolio holdings	605
Total advisory fees paid	$304,636
Portfolio turnover rate	14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
ASML Holding NV	4.1%
Roche Holding AG	2.1%
AstraZeneca PLC	2.1%
Novartis AG	2.0%
Nestle SA	1.9%
Siemens AG	1.6%
Commonwealth Bank of Australia	1.5%
Toyota Motor Corp.	1.4%
Schneider Electric SE	1.3%
SAP SE	1.2%

*  Excluding short-term investments

Top Countries

Table Summary
Japan	26.2%
United Kingdom	9.8%
United States	9.5%
Australia	9.5%
Germany	7.2%
Netherlands	6.8%
France	4.8%
Switzerland	4.1%
Sweden	3.4%
Spain	3.1%
Other	15.6%

7889775

MEIQSI11-06/26

NYLI Candriam International Equity ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889775

MEIQSI11-06/26

NYLI Candriam International Equity ETF | 4

NYLI Candriam U.S. Mid Cap Equity ETF

IQSM/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Candriam U.S. Mid Cap Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Mid Cap Equity ETF	$17	0.15%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was shaped by a bifurcated market environment in which moderating inflation and expectations for eventual monetary easing supported overall risk sentiment, while still-elevated interest rates continued to weigh on more leveraged, rate-sensitive segments of the U.S. mid-cap universe. This dynamic led to pronounced dispersion, with fundamentally stronger, earnings-resilient companies outperforming peers more dependent on external financing or cyclical demand. As a result, returns were driven by company-specific outcomes and prevailing macro conditions, namely the AI capital expenditure boom and energy price volatility driven by geopolitical conflicts, across sectors such as industrials, technology and energy, rather than broad-based market leadership.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Information technology

Strong performance in select companies benefiting from AI-related demand and infrastructure spending

Contributed

Industrials

Earnings growth in select companies supported by capital investment, infrastructure spending and supply chain reconfiguration

Contributed

Contributed

Energy

Profitability in select companies supported by firm commodity prices and disciplined capital spending

Consumer discretionary

Discretionary spending and company earnings undermined by higher borrowing costs and uneven consumer demand

Detracted

Consumer staples

Lagged in a generally risk-on environment that did not favor defensive sectors, and faced margin pressure from input costs

Detracted

Health care

Experienced mixed earnings, regulatory uncertainty and weaker investor sentiment

Detracted

7889815

MEIQSM11-06/26

NYLI Candriam U.S. Mid Cap Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Candriam U.S. Mid Cap Equity ETF - NAV 15,391	NYLI Candriam U.S. Mid Cap Equity Index15,492	Russell 3000® Index19,607	Russell Midcap® Index17,014
10/25/2022	10,000	10,000	10,000	10,000
4/23	10,685	10,695	10,984	10,831
4/24	12,044	12,079	13,434	12,602
4/25	12,203	12,259	14,966	13,527
4/26	15,391	15,492	19,607	17,014

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Candriam U.S. Mid Cap Equity ETF - NAV	10/25/2022	26.12%	13.04%
NYLI Candriam U.S. Mid Cap Equity IndexFootnote Reference1		26.37%	13.25%
Russell 3000® IndexFootnote Reference2		31.01%	21.09%
Russell Midcap® IndexFootnote Reference3		25.78%	16.30%
Footnote	Description
Footnote1	The NYLI Candriam U.S. Mid Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Mid Cap Equity Index is designed to deliver exposure to U.S. mid-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market-capitalization weighting methodology.
Footnote2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote3	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe and is a subset of the Russell 1000® Index, which includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889815

MEIQSM11-06/26

NYLI Candriam U.S. Mid Cap Equity ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$315,038,352
Total number of portfolio holdings	243
Total advisory fees paid	$319,177
Portfolio turnover rate	49%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
TechnipFMC PLC	1.3%
Fabrinet	1.1%
Revolution Medicines, Inc.	1.1%
XPO, Inc.	1.1%
MasTec, Inc.	1.1%
United Therapeutics Corp.	1.1%
Albemarle Corp.	1.0%
nVent Electric PLC	1.0%
Twilio, Inc., Class A	0.9%
CH Robinson Worldwide, Inc.	0.9%

*  Excluding short-term investments

Top Industries

Table Summary
Industrials	22.7%
Information Technology	14.4%
Financials	14.2%
Health Care	14.2%
Consumer Discretionary	9.7%
Real Estate	9.0%
Materials	5.8%
Consumer Staples	4.5%
Energy	2.6%
Communication Services	2.2%
Other	0.7%

7889815

MEIQSM11-06/26

NYLI Candriam U.S. Mid Cap Equity ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889815

MEIQSM11-06/26

NYLI Candriam U.S. Mid Cap Equity ETF | 4

NYLI Candriam U.S. Large Cap Equity ETF

IQSU/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Candriam U.S. Large Cap Equity ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Candriam U.S. Large Cap Equity ETF	$10	0.09%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was driven primarily by a narrow cohort of mega-cap technology and communication services companies, as continued investor enthusiasm around artificial intelligence and cloud infrastructure fueled outsized gains in hyperscalers and semiconductor-linked names. This concentration of market leadership was reinforced by strong capital expenditure cycles in AI-related infrastructure and resilient earnings growth, even amid elevated interest rates and periodic macro volatility. In contrast, portions of the software and payments ecosystem lagged, as higher discount rates, intensifying competition and concerns around AI-driven disruption weighed on valuations and contributed to pronounced dispersion within the technology sector.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Information technology

The largest contributor to returns, led by outsized gains in AI-linked hyperscalers, semiconductors and infrastructure providers, as sustained capital investment and earnings growth drove a narrow but powerful segment of market leadership

Contributed

Communication services

Bolstered by strong performance in mega-caps benefiting from AI investment and integration, advertising resilience, and operating leverage

Contributed

Contributed

Consumer discretionary

Supported by strength in select large-cap growth companies tied to AI-infrastructure, e-commerce and platform ecosystems, even as broader consumer demand remained uneven

Health care

Undermined as investor preference shifted away from defensive and non-AI-aligned sectors, with regulatory uncertainty and muted sentiment weighing on performance

Detracted

Consumer staples

Lagged in a market dominated by concentrated growth leadership and strong risk appetite

Detracted

Financials

Overshadowed by the dominance of AI-driven equities, and undermined by an environment of elevated rates, uneven lending activity and private credit exposure concerns

Detracted

7889805

MEIQSU11-06/26

NYLI Candriam U.S. Large Cap Equity ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Candriam U.S. Large Cap Equity ETF - NAV 24,847	NYLI Candriam U.S. Large Cap Equity Index25,000	Russell 3000® Index24,038	S&P 500® Index24,866
12/17/2019	10,000	10,000	10,000	10,000
4/20	9,642	9,638	9,074	9,188
4/21	14,352	14,367	13,694	13,413
4/22	14,526	14,553	13,267	13,441
4/23	14,788	14,823	13,467	13,800
4/24	17,895	17,957	16,470	16,927
4/25	19,104	19,199	18,348	18,974
4/26	24,847	25,000	24,038	24,866

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Since Inception
NYLI Candriam U.S. Large Cap Equity ETF - NAV	12/17/2019	30.06%	11.60%	15.35%
NYLI Candriam U.S. Large Cap Equity IndexFootnote Reference1		30.21%	11.72%	15.46%
Russell 3000® IndexFootnote Reference2		31.01%	11.91%	14.75%
S&P 500® IndexFootnote Reference3		31.05%	13.14%	15.36%
Footnote	Description
Footnote1	The NYLI Candriam U.S. Large Cap Equity Index is the underlying index of the Fund. The NYLI Candriam U.S. Large Cap Equity Index is designed to deliver exposure to U.S. large-cap equity securities of companies meeting environmental, social and corporate governance (ESG) criteria developed by Candriam and weighted using a market capitalization weighting methodology.
Footnote2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote3	The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889805

MEIQSU11-06/26

NYLI Candriam U.S. Large Cap Equity ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$315,456,443
Total number of portfolio holdings	267
Total advisory fees paid	$229,580
Portfolio turnover rate	31%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Alphabet, Inc.	12.2%
Apple, Inc.	9.6%
Amazon.com, Inc.	5.7%
Microsoft Corp.	4.6%
Tesla, Inc.	3.5%
Micron Technology, Inc.	2.0%
Advanced Micro Devices, Inc.	1.9%
Visa, Inc., Class A Shares	1.7%
Intel Corp.	1.4%
Mastercard, Inc., Class A	1.2%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	33.3%
Communication Services	15.0%
Consumer Discretionary	14.7%
Financials	11.9%
Industrials	7.2%
Health Care	6.2%
Consumer Staples	3.5%
Materials	2.8%
Real Estate	2.8%
Energy	1.3%
Other	1.3%

7889805

MEIQSU11-06/26

NYLI Candriam U.S. Large Cap Equity ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889805

MEIQSU11-06/26

NYLI Candriam U.S. Large Cap Equity ETF | 4

NYLI FTSE International Equity Currency Neutral ETF

HFXI/NYSE Arca, Inc.

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI FTSE International Equity Currency Neutral ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NYLI FTSE International Equity Currency Neutral ETF	$23	0.20%

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was supported by moderating inflation, improving growth expectations in Europe and Japan, and a partial rotation away from U.S. market leadership. Currency dynamics also played a meaningful role, as a weaker U.S. dollar for much of the period enhanced unhedged returns, while the Fund’s 50% hedging approach moderated the full benefit of foreign currency appreciation and reduced volatility from late-period foreign-exchange reversals. Sector leadership was tilted toward financials, industrials and technology, reflecting improved economic sentiment, fiscal policy support and ongoing global investment in infrastructure and AI.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Financials

The largest contributor to returns, benefiting from stable interest rates, improved lending conditions and profitability, healthy shareholder returns via buybacks and dividends, and strong performance across European and Japanese banks

Contributed

Industrials

Earnings growth supported by global capital expenditures, fiscal support measures and supply chain reconfiguration

Contributed

Contributed

Information Technology

Supported by continued demand for semiconductors and digital infrastructure tied to global AI investment

Consumer Discretionary

Lagged due to uneven consumer demand and sensitivity to higher borrowing costs across developed markets

Detracted

Communication Services

Underperformed cyclical sectors, as gains were muted compared to broader market leadership

Detracted

Consumer Staples

Detracted modestly, as defensive sectors lagged in a generally risk-on environment favoring cyclical and growth-oriented equities

Detracted

7889819

MEHFXI11-06/26

NYLI FTSE International Equity Currency Neutral ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI FTSE International Equity Currency Neutral ETF - NAV 28,039	FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index29,058	MSCI EAFE® Index (Net)23,349	FTSE Developed ex North America Net Tax (US RIC) Index24,932	FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index33,510
4/16	10,000	10,000	10,000	10,000	10,000
4/17	11,529	11,596	11,129	11,226	11,965
4/18	13,008	13,177	12,744	12,992	13,341
4/19	12,954	13,109	12,334	12,446	13,779
4/20	11,692	11,862	10,935	11,079	12,668
4/21	16,152	16,456	15,296	15,813	17,065
4/22	15,641	15,948	14,050	14,371	17,617
4/23	16,940	17,341	15,234	15,383	19,419
4/24	19,338	19,843	16,647	16,874	23,149
4/25	21,044	21,661	18,739	18,805	24,711
4/26	28,039	29,058	23,349	24,932	33,510

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Five Years	Ten Years
NYLI FTSE International Equity Currency Neutral ETF - NAV	7/22/2015	33.24%	11.66%	10.86%
FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) IndexFootnote Reference1		34.15%	12.04%	11.26%
MSCI EAFE® Index (Net)Footnote Reference2		24.60%	8.83%	8.85%
FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) IndexFootnote Reference3		35.60%	14.45%	12.85%
FTSE Developed ex North America Net Tax (US RIC) IndexFootnote Reference4		32.58%	9.53%	9.57%
Footnote	Description
Footnote1	The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is the underlying index of the Fund. The FTSE Developed ex North America 50% Hedged to USD Net Tax (US RIC) Index is an equity benchmark of international stocks from developed markets, with approximately half of the currency exposure of the securities included in the Underlying Index “hedged” against the U.S. dollar on a monthly basis.
Footnote2	The MSCI EAFE® Index (Net) consists of international stocks representing the developed world outside of North America.
Footnote3	The FTSE Developed ex North America 100% Hedged to USD Net Tax (US RIC) Index, is comprised of large and mid-cap stocks in developed markets, excluding the U.S. and Canada and represents the performance without any impact from foreign exchange fluctuations.
Footnote4	The FTSE Developed ex North America Net Tax (US RIC) Index, is comprised of large- and mid-cap stocks in developed markets, excluding the U.S. and Canada.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889819

MEHFXI11-06/26

NYLI FTSE International Equity Currency Neutral ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$1,565,293,725
Total number of portfolio holdings	918
Total advisory fees paid	$2,247,017
Portfolio turnover rate	14%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Samsung Electronics Co., Ltd.	3.2%
ASML Holding NV	2.2%
SK Hynix, Inc.	1.9%
HSBC Holdings PLC	1.2%
Roche Holding AG	1.2%
Novartis AG	1.1%
AstraZeneca PLC	1.1%
Shell PLC	1.0%
Nestle SA	1.0%
Siemens AG	0.9%

*  Excluding short-term investments

Top Countries

Table Summary
Japan	23.1%
United Kingdom	10.0%
South Korea	9.0%
Germany	7.6%
United States	7.5%
Australia	7.2%
France	7.2%
Netherlands	4.2%
Switzerland	4.1%
Spain	3.2%
Other	16.9%

7889819

MEHFXI11-06/26

NYLI FTSE International Equity Currency Neutral ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889819

MEHFXI11-06/26

NYLI FTSE International Equity Currency Neutral ETF | 4

NYLI U.S. Large Cap R&D Leaders ETF

LRND/The NASDAQ Stock Market LLC

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI U.S. Large Cap R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI U.S. Large Cap R&D Leaders ETF	$16	0.14%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12‑month period ended April 30, 2026, the Fund's performance benefited from strength in U.S. innovation‑led equities, supported by resilient growth and continued investment in AI and digital infrastructure. Elevated interest rates contributed to volatility and a more selective environment, resulting in a highly concentrated market where a narrow group of mega‑cap innovators drove the majority of returns and other sectors lagged amid valuation and growth concerns.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Information technology (semiconductors and AI infrastructure)

The largest contributor to returns, benefiting from sustained R&D investment and accelerating demand for advanced computing

Contributed

Communication services

Supported by strong performance in platform and digital ecosystem companies investing in infrastructure and leveraging AI and data-driven monetization strategies

Contributed

Contributed

Consumer discretionary

Supported by strength in large-cap platform and e-commerce companies, with continued investment in logistics, cloud and AI capabilities

Health care

Undermined by mixed clinical outcomes and regulatory uncertainty for biopharmaceutical companies, despite continued R&D investment

Detracted

Information technology (enterprise software)

Earnings expectations for select companies undermined by valuation compression and concerns around AI-driven disruption

Detracted

Consumer staples

Lagged with defensive sectors in a market environment dominated by innovation-driven growth leadership

Detracted

7889847

MELRND11-06/26

NYLI U.S. Large Cap R&D Leaders ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI U.S. Large Cap R&D Leaders ETF - NAV 17,782	NYLI U.S. Large Cap R&D Leaders Index17,858	Russell 3000® Index16,711	Russell 1000® Growth Index17,983
2/8/2022	10,000	10,000	10,000	10,000
4/22	9,064	9,063	9,224	8,911
4/23	9,421	9,431	9,362	9,120
4/24	12,333	12,352	11,450	12,020
4/25	13,295	13,334	12,755	13,766
4/26	17,782	17,858	16,711	17,983

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI U.S. Large Cap R&D Leaders ETF - NAV	2/8/2022	33.75%	14.58%
NYLI U.S. Large Cap R&D Leaders IndexFootnote Reference1		33.93%	14.70%
Russell 3000® IndexFootnote Reference2		31.01%	12.91%
Russell 1000® Growth IndexFootnote Reference3		30.63%	14.88%
Footnote	Description
Footnote1	The NYLI U.S. Large Cap R&D Leaders Index is the underlying index of the Fund. The NYLI U.S. Large Cap R&D Leaders Index seeks to provide exposure to innovative companies by investing in the equities of U.S. large cap companies that have the highest research and development (“R&D”) spending during the previous year.
Footnote2	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Footnote3	The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe and includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889847

MELRND11-06/26

NYLI U.S. Large Cap R&D Leaders ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$287,105,451
Total number of portfolio holdings	110
Total advisory fees paid	$82,315
Portfolio turnover rate	46%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
NVIDIA Corp.	14.8%
Apple, Inc.	12.7%
Microsoft Corp.	10.2%
Alphabet, Inc., Class A	10.1%
Eli Lilly & Co.	5.2%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	4.6%
Meta Platforms, Inc., Class A	4.2%
Cisco Systems, Inc.	1.5%
Lam Research Corp.	1.3%

*  Excluding short-term investments

Top Industries

Table Summary
Information Technology	54.2%
Communication Services	14.8%
Health Care	10.1%
Investment Companies	6.6%
Industrials	6.0%
Consumer Discretionary	5.5%
Consumer Staples	1.9%
Materials	0.9%
Short-Term Investments	0.0%

7889847

MELRND11-06/26

NYLI U.S. Large Cap R&D Leaders ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889847

MELRND11-06/26

NYLI U.S. Large Cap R&D Leaders ETF | 4

NYLI Global Equity R&D Leaders ETF

WRND/The NASDAQ Stock Market LLC

ANNUAL SHAREHOLDER REPORT  |  April 30, 2026

This annual shareholder report contains important information about NYLI Global Equity R&D Leaders ETF (the "Fund") for the period of May 1, 2025 to April 30, 2026.You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 888-474-7725.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
NYLI Global Equity R&D Leaders ETF	$22	0.18%
Footnote	Description
Footnote1	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

What factors influenced Fund performance during the reporting period?

During the 12-month reporting period ended April 30, 2026, the Fund’s performance was driven by strength in innovation-oriented equities, as moderating inflation and resilient global growth supported risk assets, while sustained capital investment in artificial intelligence and advanced technologies reinforced leadership among R&D-intensive companies. This environment favored firms with high and persistent research spending, particularly in information technology and communication services, where earnings growth remained robust despite elevated interest rates. At the same time, increased dispersion across global markets—driven by trade frictions, geopolitical tensions and uneven demand—resulted in mixed outcomes across sectors, particularly within health care and consumer-oriented industries.

The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.

Key Factor

Summary

Impact

Information technology

The largest contributor to returns, driven by strong performance in semiconductor and AI infrastructure companies benefiting from sustained R&D investment and global demand for advanced computing capabilities

Contributed

Communication services

Supported by strong performance in platform and digital ecosystem companies investing in infrastructure and leveraging AI and data-driven monetization strategies

Contributed

Contributed

Industrials

Benefited as AI-driven capital spending and global infrastructure investment bolstered select advanced manufacturing and engineering firms

Health care

Undermined by mixed clinical outcomes and regulatory uncertainty in biopharmaceutical companies despite high levels of R&D spending

Detracted

Consumer discretionary

Experienced uneven global demand and margin pressures impacting companies reliant on discretionary spending

Detracted

Consumer staples

Underperformed in a market environment favoring innovation-driven growth companies

Detracted

7889825

MEWRND11-06/26

NYLI Global Equity R&D Leaders ETF | 1

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other additional indexes, if applicable, for the same period.

Table Summary
	NYLI Global Equity R&D Leaders ETF - NAV 17,484	NYLI Global Equity R&D Leaders Index17,647	MSCI World® Index (Net)16,244	FTSE All-World Growth® Index16,570
2/8/2022	10,000	10,000	10,000	10,000
4/22	8,965	8,963	9,180	8,962
4/23	9,461	9,463	9,472	9,090
4/24	11,554	11,580	11,214	11,262
4/25	12,494	12,553	12,577	12,605
4/26	17,484	17,647	16,244	16,570

Period Ended

Table Summary
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	One Year	Since Inception
NYLI Global Equity R&D Leaders ETF - NAV	2/8/2022	39.94%	14.12%
NYLI Global Equity R&D Leaders IndexFootnote Reference1		40.58%	14.37%
MSCI World® Index (Net)Footnote Reference2		29.16%	12.15%
FTSE All-World Growth® IndexFootnote Reference3		31.45%	12.68%
Footnote	Description
Footnote1	The NYLI Global Equity R&D Leaders Index is the underlying index of the Fund. The NYLI Global Equity R&D Leaders Index seeks to provide exposure to innovative companies by investing in the equities of companies that have the highest research and development (“R&D”) spending around the world.
Footnote2	The MSCI World® Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Footnote3	The FTSE All-World Growth® Index measures the performance of the investable securities in the developed and emerging large and mid-cap growth segment of the market, which includes companies with higher growth earning potential.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit nylim.com/etf for the most recent performance information.

7889825

MEWRND11-06/26

NYLI Global Equity R&D Leaders ETF | 2

Key Fund Statistics

Table Summary
Fund's net assets	$10,164,829
Total number of portfolio holdings	208
Total advisory fees paid	$13,739
Portfolio turnover rate	91%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.

Top Ten Holdings and/or Issuers*

Table Summary
Alphabet, Inc., Class A	7.9%
NVIDIA Corp.	7.5%
Apple, Inc.	6.2%
Amazon.com, Inc.	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.5%
Microsoft Corp.	4.4%
ASML Holding NV	4.2%
Broadcom, Inc.	3.9%
Meta Platforms, Inc., Class A	3.3%
AstraZeneca PLC	2.6%

*  Excluding short-term investments

Top Countries

Table Summary
United States	58.7%
Japan	8.6%
Taiwan	8.2%
Germany	5.5%
Netherlands	4.8%
United Kingdom	3.5%
South Korea	2.0%
Denmark	1.7%
China	1.5%
Brazil	1.2%
Other	4.3%

7889825

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NYLI Global Equity R&D Leaders ETF | 3

Availability of Additional Information

At dfinview.com/NYLIM, you can find additional information about the Fund, including the Fund's:

  Prospectus

  Financial information

  Fund holdings

  Proxy voting information

You can also request this information by contacting us at 888-474-7725.

Householding

Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary.

"New York Life Investment Management" is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

7889825

MEWRND11-06/26

NYLI Global Equity R&D Leaders ETF | 4

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has one “audit committee financial expert” serving on its Audit Committee. The Audit Committee financial expert is Michael A. Pignataro. Mr. Pignataro is “independent” (as defined by Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $215,500 for 2026 and $230,720 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2026 and $0 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1)	Per Rule 2-01(c)(7)(i)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	With respect to the services described in each of Items 4(b) through (d), no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the principal accountant for services rendered to the registrant's investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were (i) approximately $22,445,861 for the fiscal year ended April 30, 2026, and (ii) $10,616,000 for the fiscal year ended April 30, 2025.

(h)	The registrant’s Audit Committee has determined that the non-audit services rendered by the principal accountant for the fiscal year ended April 30, 2026 to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of the principal accountant during the relevant time period.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Michael A. Pignataro Michelle A. Kinch, Lofton Holder and Paul D. Schaeffer.

(b)	Not applicable.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	Attached herewith.

NYLI Hedge Multi-Strategy Tracker ETF (QAI)

NYLI Merger Arbitrage ETF (MNA)

NYLI Candriam International Equity ETF (IQSI)

NYLI Candriam U.S. Mid Cap Equity ETF (IQSM)

NYLI Candriam U.S. Large Cap Equity ETF (IQSU)

NYLI FTSE International Equity Currency Neutral ETF (HFXI)

NYLI U.S. Large Cap R&D Leaders ETF (LRND)

NYLI Global Equity R&D Leaders ETF (WRND)

New York Life Investments ETF Trust

Annual Report - Financial Statements and Other Information

April 30, 2026

Table of Contents

Schedules of Investments
NYLI Hedge Multi-Strategy Tracker ETF	3
NYLI Merger Arbitrage ETF	8
NYLI Candriam International Equity ETF	11
NYLI Candriam U.S. Mid Cap Equity ETF	18
NYLI Candriam U.S. Large Cap Equity ETF	21
NYLI FTSE International Equity Currency Neutral ETF	25
NYLI U.S. Large Cap R&D Leaders ETF	36
NYLI Global Equity R&D Leaders ETF	38
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	50
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	77
Supplemental Information	78
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	79
Proxy Disclosures for Open-End Management Investment Companies	79
Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies	79
Board Review of Investment Advisory Agreements	80

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF

April 30, 2026

	Shares	Value
Exchange Traded Vehicles — 5.4%
Agriculture Fund — 2.0%
Invesco DB Agriculture Fund*(a)	672,182	$18,841,262
Broad Funds — 1.8%
abrdn Bloomberg All Commodity Strategy K-1 Free ETF(a)	492,827	12,473,452
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	131,557	4,909,707
Total Broad Funds		17,383,159
Silver Fund — 0.1%
abrdn Physical Silver Shares ETF*	16,167	1,132,175
U.S. Dollar Fund — 1.5%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	516,962	14,144,080
Total Exchange Traded Vehicles
(Cost $47,950,583)		51,500,676
Investment Companies — 94.4%
Bank Loan Fund — 8.3%
Franklin Senior Loan ETF†(a)	3,480,886	80,617,320
BRIC Equity Fund — 1.6%
iShares MSCI China ETF(a)	270,908	15,596,174
China Fund — 0.1%
Franklin FTSE China ETF	27,904	642,629
Convertible Bond Funds — 6.8%
iShares Convertible Bond ETF(a)	313,018	35,280,259
State Street SPDR Bloomberg Convertible Securities ETF(a)	298,311	30,141,343
Total Convertible Bond Funds		65,421,602
Derivative Income Fund — 0.2%
JPMorgan Equity Premium Income ETF(a)	32,751	1,886,130
Emerging Markets Funds — 5.3%
Franklin FTSE India ETF(a)	263,819	9,331,278
iShares MSCI Emerging Markets ex China ETF	460,749	41,951,196
Total Emerging Markets Funds		51,282,474
Floating Rate - Investment Grade Funds — 22.1%
iShares Floating Rate Bond ETF(a)(b)	3,225,589	164,634,063
State Street SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,604,255	49,475,224
Total Floating Rate - Investment Grade Funds		214,109,287
High Yield Corporate Bond Funds — 1.9%
State Street SPDR Portfolio High Yield Bond ETF	584,349	13,761,419
Xtrackers USD High Yield Corporate Bond ETF(a)	117,134	4,303,503
Total High Yield Corporate Bond Funds		18,064,922
International Equity Core Fund — 8.1%
Vanguard FTSE Developed Markets ETF(a)	1,133,719	77,999,867

	Shares	Value
Managed Futures Funds — 3.7%
iMGP DBi Managed Futures Strategy ETF	790,207	$ 24,148,726
Simplify Managed Futures Strategy ETF(a)	355,356	11,495,766
Total Managed Futures Funds		35,644,492
Merger Arbitrage Funds — 4.2%
AltShares Merger Arbitrage ETF†(a)	401,774	11,864,386
NYLI Merger Arbitrage ETF*†	781,039	28,449,268
Total Merger Arbitrage Funds		40,313,654
Mortgage Backed Fund — 0.5%
Vanguard Mortgage-Backed Securities ETF(a)	95,662	4,487,504
Municipal Bond Funds — 7.4%
iShares National Muni Bond ETF(a)	340,161	36,441,448
Vanguard Tax-Exempt Bond Index ETF(a)	700,448	35,239,539
Total Municipal Bond Funds		71,680,987
Preferred Fund — 2.2%
Global X U.S. Preferred ETF(a)	1,131,186	21,594,341
U.S. Large Cap Core Funds — 1.6%
State Street Financial Select Sector SPDR ETF	104,926	5,469,792
State Street Technology Select Sector SPDR ETF	65,560	10,456,820
Total U.S. Large Cap Core Funds		15,926,612
U.S. Momentum Fund — 4.3%
iShares MSCI USA Momentum Factor ETF(a)	148,372	42,134,681
U.S. Sector Funds — 3.0%
iShares Semiconductor ETF	1,103	508,968
iShares U.S. Aerospace & Defense ETF(a)	9,159	2,001,791
State Street Communication Services Select Sector SPDR ETF	168,760	19,662,228
VanEck Alternative Asset Manager ETF	309,578	7,275,083
Total U.S. Sector Funds		29,448,070
U.S. Short Term Treasury Bond Fund — 7.5%
Vanguard Short-Term Treasury ETF	1,244,608	72,772,230
U.S. Small Cap Core Fund — 5.6%
iShares Core S&P Small-Cap ETF(a)	399,307	54,744,990
Total Investment Companies
(Cost $846,749,719)		914,367,966
Short-Term Investment — 14.3%
Money Market Fund — 14.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(c)(d)
Total Short-Term Investment
(Cost $138,695,335)	138,695,335	138,695,335
Total Investments — 114.1% (Cost $1,033,395,637)		1,104,563,977
Other Assets and Liabilities, Net — (14.1)%		(136,077,460)
Net Assets — 100.0%		$968,486,517

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2026

Total Return Swap contracts outstanding at April 30, 2026:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$515,185	$—
abrdn Bloomberg All Commodity Strategy K-1 Free ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	515,185	—
abrdn Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	39,357	—
abrdn Physical Silver Shares ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	39,357	—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	489,962	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	341,278	—
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	6/01/2027	Monthly	148,684	—
Franklin FTSE China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	22,408	—
Franklin FTSE China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	22,408	—
Franklin FTSE India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	385,321	—
Franklin FTSE India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	385,321	—
Franklin Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,329,435	—
Franklin Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,329,435	—
Global X US Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	891,847	—
Global X US Preferred ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	891,847	—
iMGP DBi Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	997,295	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	449,018	—
iMGP DBi Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF	6/01/2027	Monthly	548,277	—
Invesco CurrencyShares Euro Currency Trust	Morgan Stanley	1-Day FEDEF - 6.00%	7/02/2026	Monthly	(14,784,335)	—
Invesco CurrencyShares Euro Currency Trust	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(14,784,335)	—
Invesco DB Agriculture Fund	Morgan Stanley	1-Day FEDEF + 1.31%	7/02/2026	Monthly	778,141	—
Invesco DB Agriculture Fund	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	778,141	—
Invesco DB US Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 1.60%	7/02/2026	Monthly	584,109	—
Invesco DB US Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	584,109	—

*Non-income producing securities.

†Affiliated fund.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $234,901,819; total market value of collateral held by the Fund was $238,240,050. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $99,544,715.

(b)All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $2,139,706.

(c)Reflects the 1-day yield at April 30, 2026.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2026

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$ 1,457,228	$ —
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,457,228	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,261,053	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	2,261,053	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	6,799,294	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	6,799,294	—
iShares International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 2.46%	7/02/2026	Monthly	(10,266,086)	—
iShares International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(10,266,086)	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	644,036	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	644,036	—
iShares MSCI Emerging Markets ex China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,732,681	—
iShares MSCI Emerging Markets ex China ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,732,681	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,740,229	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,225,942	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	6/01/2027	Monthly	514,287	—
iShares National Muni Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,505,176	—
iShares National Muni Bond ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	1,505,176	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	17,996	—
iShares Semiconductor ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	17,996	—
iShares U.S. Aerospace & Defense ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	82,616	—
iShares U.S. Aerospace & Defense ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	82,616	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	65,768	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	65,768	—
NYLI Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,174,921	—
NYLI Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,174,922	—
Simplify Managed Futures Strategy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	474,801	—
Simplify Managed Futures Strategy ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	474,801	—
State Street Communication Services Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	811,842	—
State Street Communication Services Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	811,842	—

Total Return Swap contracts outstanding at April 30, 2026: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2026

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
State Street Financial Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$ 225,931	$ —
State Street Financial Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	225,931	—
State Street SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,244,914	—
State Street SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,244,914	—
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	202,797	—
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	Merrill Lynch	1-Day FEDEF	11/01/2027	Monthly	202,797	—
State Street SPDR Bloomberg International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 8.54%	7/02/2026	Monthly	(13,327,170)	—
State Street SPDR Bloomberg International Treasury Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(13,327,170)	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	2,043,304	—
State Street SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF	4/30/2027	Monthly	2,043,304	—
State Street SPDR Portfolio High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	568,309	—
State Street SPDR Portfolio High Yield Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	568,309	—
State Street Technology Select Sector SPDR ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	431,607	—
State Street Technology Select Sector SPDR ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	431,607	—
United States Natural Gas Fund LP	Morgan Stanley	1-Day FEDEF - 3.54%	7/02/2026	Monthly	(1,476,622)	—
United States Natural Gas Fund LP	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	(1,476,622)	—
VanEck Alternative Asset Manager ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	300,447	—
VanEck Alternative Asset Manager ETF	Merrill Lynch	1-Day FEDEF + 0.50%	11/01/2027	Monthly	300,447	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,221,422	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,221,422	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	185,341	—
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/02/2027	Monthly	185,341	—
Vanguard Short-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	3,005,416	—
Vanguard Short-Term Treasury ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	3,005,416	—
Vanguard Tax-Exempt Bond Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	1,455,418	—
Vanguard Tax-Exempt Bond Index ETF	Merrill Lynch	1-Day FEDEF + 0.50%	4/30/2027	Monthly	1,455,418	—

Total Return Swap contracts outstanding at April 30, 2026: (continued)

See notes to financial statements.

Schedule of Investments — NYLI Hedge Multi-Strategy Tracker ETF (continued)

April 30, 2026

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2026	Monthly	$ 177,675	$ —
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDEF	11/01/2027	Monthly	177,675	—
						$—

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $2,139,706 and with Merrill Lynch amounted to $– at April 30, 2026. The Fund either receives fees from long positions or pays fees from short positions to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(f)Reflects the value at reset date of April 30, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicles	$51,500,676	$—	$—	$51,500,676
Investment Companies	914,367,966	—	—	914,367,966
Short-Term Investment:
Money Market Fund	138,695,335	—	—	138,695,335
Total Investments in Securities	1,104,563,977	—	—	1,104,563,977
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$1,104,563,977	$—	$—	$1,104,563,977
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their categories, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

A summary of the Fund’s transactions with any affiliated fund during the year ended April 30, 2026 is as follows:

Affiliated Holdings

	Shares at 04/30/2025	Value ($) at 04/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 04/30/2026	Value ($) at 04/30/2026
AltShares Merger Arbitrage ETF	254,017	7,150,578	6,301,461	(1,965,149)	205,961	171,535	39,008	—	401,774	11,864,386
Franklin Senior Loan ETF	1,941,890	46,527,684	68,390,128	(32,390,610)	(371,333)	(1,538,549)	3,848,862	—	3,480,886	80,617,320
NYLI Merger Arbitrage ETF	567,378	19,602,910	13,998,043	(6,239,241)	619,174	468,382	—	—	781,039	28,449,268
	2,763,285	73,281,172	88,689,632	(40,595,000)	453,802	(898,632)	3,887,870	—	4,663,699	120,930,974

For more information on the determination, please refer to Note 6.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF

April 30, 2026

	Shares	Value
Common Stocks — 89.7%
Communication Services — 10.0%
Clear Channel Outdoor Holdings, Inc.*	1,731,801	$4,156,322
Electronic Arts, Inc.(a)	47,606	9,634,026
IHS Holding Ltd.*	396,264	3,253,328
Warner Bros Discovery, Inc.*	299,157	8,092,197
Total Communication Services		25,135,873
Consumer Discretionary — 1.7%
Nathan’s Famous, Inc.	4,150	416,577
Tri Pointe Homes, Inc.*	62,110	2,912,338
Udemy, Inc.*	174,496	827,111
Total Consumer Discretionary		4,156,026
Consumer Staples — 4.3%
Calavo Growers, Inc.(b)	21,996	619,407
Kenvue, Inc.	393,497	6,898,003
Mandom Corp.*(b)	50,871	1,001,481
Olaplex Holdings, Inc.*(b)	1,129,142	2,292,158
Total Consumer Staples		10,811,049
Financials — 13.0%
Allfunds Group PLC	481,299	4,923,197
Brighthouse Financial, Inc.*	59,917	3,730,433
Cantaloupe, Inc.*	159,972	1,746,894
DigitalBridge Group, Inc.	229,920	3,577,555
Flushing Financial Corp.	62,015	999,682
NCR Atleos Corp.*	84,777	3,762,403
Schroders PLC	677,725	5,341,348
Stellar Bancorp, Inc.	93,996	3,530,490
Webster Financial Corp.	70,505	5,101,742
Total Financials		32,713,744
Health Care — 10.7%
Apellis Pharmaceuticals, Inc.*	111,345	4,559,578
Enhabit, Inc.*	110,444	1,517,501
Hogy Medical Co., Ltd(b).	39,978	1,699,075
Masimo Corp.*	25,172	4,491,440
Penumbra, Inc.*(b)	16,024	5,231,515
Select Medical Holdings Corp.	227,839	3,738,838
Talkspace, Inc.*	222,974	1,157,235
Terns Pharmaceuticals, Inc.*	82,538	4,368,736
Total Health Care		26,763,918
Industrials — 17.8%
Chart Industries, Inc.*	42,403	8,815,583
CSG Systems International, Inc.	42,829	3,443,880
InPost SA*	270,661	4,832,325
Iveco Group NV(b)	237,490	3,890,470
Norfolk Southern Corp.	32,625	10,303,954
Sun Country Airlines Holdings, Inc.*	158,429	2,503,178
Thermon Group Holdings, Inc.*	43,049	2,604,034
UniFirst Corp.	16,278	4,159,192
ZIM Integrated Shipping Services Ltd.	152,539	4,033,131
Total Industrials		44,585,747
Information Technology — 4.3%
Qorvo, Inc.*	68,894	6,491,192
Silicon Laboratories, Inc.*	19,583	4,263,219
Total Information Technology		10,754,411
Materials — 9.8%
Allied Gold Corp.*	145,360	4,361,548
Arizona Sonoran Copper Co., Inc.*	405,602	2,255,828

	Shares	Value
Common Stocks (continued)
Materials (continued)
Axalta Coating Systems Ltd.*	188,778	$ 5,368,846
Teck Resources Ltd., Class B	214,222	12,516,991
Total Materials		24,503,213
Real Estate — 3.6%
Kennedy-Wilson Holdings, Inc.	461,305	5,028,225
Peakstone Realty Trust	68,130	1,429,367
Veris Residential, Inc.	131,640	2,497,211
Total Real Estate		8,954,803
Utilities — 14.5%
AES Corp. (The)	526,827	7,612,650
Boralex, Inc., Class A	160,626	4,338,117
Essential Utilities, Inc.	169,779	6,485,558
Northwestern Energy Group, Inc.(a)	128,400	9,288,456
TXNM Energy, Inc.	148,180	8,751,511
Total Utilities		36,476,292
Total Common Stocks
(Cost $218,183,203)		224,855,076
Rights — 0.1%
Health Care — 0.1%
Chinook Therapeutics, Inc.*(c)	435,560	130,668
Epizyme, Inc.*(c)	1,957,185	39,144
Vigil Neuroscience, Inc.*(c)	55,277	2,764
Total Rights
(Cost $0)		172,576
Short-Term Investments — 12.6%
Money Market Funds — 12.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)(e)	1,190,455	1,190,455
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(d)	30,521,886	30,521,886
Total Short-Term Investments
(Cost $31,712,341)		31,712,341
Total Investments — 102.4% (Cost $249,895,544)		256,739,993
Other Assets and Liabilities, Net — (2.4)%		(5,909,638)
Net Assets — 100.0%		$250,830,355

*Non-income producing securities.

(a)All or a portion of this security segregated as collateral for open swap contracts.

(b)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,175,823; total market value of collateral held by the Fund was $7,022,777. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,832,322.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at April 30, 2026.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

April 30, 2026

Total Return Swap contracts outstanding at April 30, 2026:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Akzo Nobel NV	Morgan Stanley	1-Day FEDEF - 0.40%	5/07/2027	Monthly	$(5,050,964)	$(153,927)
Allegiant Travel Co.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,876,023)	—
American Airlines Group, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	5/07/2027	Monthly	(13,919,065)	(46,116)
American Water Works Co., Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(6,652,670)	—
Banco Santander SA	Morgan Stanley	1-Day FEDEF - 0.50%	5/07/2027	Monthly	(1,758,197)	(17,745)
Black Hills Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(9,477,806)	—
Boston Scientific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(943,652)	—
Brink’s Co. (The)	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,425,006)	—
CECO Environmental Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,194,989)	—
Cintas Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,196,454)	—
Coursera, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(818,607)	—
Deutsche Boerse AG	Morgan Stanley	1-Day FEDEF - 0.40%	5/07/2027	Monthly	(1,802,554)	3
Hudbay Minerals, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,280,680)	—
Kimberly-Clark Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(5,666,910)	—
Mission Produce, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(294,137)	—
OceanFirst Financial Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(1,003,864)	(10,390)
Prosperity Bancshares, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(2,490,823)	—
Skyworks Solutions, Inc.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(4,642,868)	—
Union Pacific Corp.	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2027	Monthly	(8,795,558)	—
						$(228,175)

At April 30, 2026, securities with a value of $5,828,368 was segregated as collateral for open swap contracts. The Fund either receives fees from long positions or pays fees from short positions to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f)Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(g)Reflects the value at reset date of April 30, 2026.

Abbreviation

FEDEF — Federal Funds Effective Rate

See notes to financial statements.

Schedule of Investments — NYLI Merger Arbitrage ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$224,855,076	$—	$—		$224,855,076
Rights	—	—	172,576	(i)	172,576
Short-Term Investments:
Money Market Funds	31,712,341	—	—		31,712,341
Total Investments in Securities	256,567,417	—	172,576		256,739,993
Other Financial Instruments:(j)
Swap Contracts	—	3	—		3
Total Investments in Securities and Other Financial Instruments	$256,567,417	$3	$172,576		$256,739,996
Liability Valuation Inputs
Other Financial Instruments:(j)
Swap Contracts	$—	$(228,178)	$—		$(228,178)

(h)For a complete listing of investments and their industries, see the Schedule of Investments.

(i)The Level 3 securities, valued in total at $172,576, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(j)Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.0%
Australia — 9.5%
Ampol Ltd.	985	$24,906
ANZ Group Holdings Ltd.	51,088	1,346,142
ASX Ltd.	3,121	136,425
Atlas Arteria Ltd.	16,391	56,565
BlueScope Steel Ltd.	7,151	153,156
Brambles Ltd.	22,069	359,058
CAR Group Ltd.	5,657	103,182
Charter Hall Group	7,630	110,534
Cochlear Ltd.	1,129	76,299
Coles Group Ltd.	21,549	342,542
Commonwealth Bank of Australia	28,694	3,582,521
Computershare Ltd.	8,545	185,408
CSL Ltd.	8,163	729,900
Dexus	18,060	80,892
EBOS Group Ltd.	3,214	40,267
Evolution Mining Ltd.	32,920	281,647
Fortescue Ltd.	27,020	381,721
Goodman Group	33,764	718,042
GPT Group (The)	32,230	110,066
Insurance Australia Group Ltd.	40,821	220,405
Lynas Rare Earths Ltd.*	14,750	201,591
Macquarie Group Ltd.	6,064	1,024,879
Medibank Pvt Ltd.	45,048	151,896
Mirvac Group	66,696	81,517
National Australia Bank Ltd.	52,295	1,499,385
NEXTDC Ltd.*	10,174	104,160
Northern Star Resources Ltd.	22,495	339,628
PLS Group Ltd.*	49,249	213,153
Pro Medicus Ltd.	220	21,258
QBE Insurance Group Ltd.	25,209	404,890
Ramsay Health Care Ltd.	3,023	84,718
REA Group Ltd.	815	99,522
Reece Ltd.(a)	3,833	37,781
Rio Tinto Ltd.	6,142	739,202
Rio Tinto PLC	18,530	1,850,180
Scentre Group	87,033	232,143
SEEK Ltd.	5,497	54,696
SGH Ltd.	3,125	87,038
Sigma Healthcare Ltd.	73,576	147,584
Sonic Healthcare Ltd.	7,804	110,923
Stockland	40,906	119,108
Suncorp Group Ltd.	18,657	229,504
Technology One Ltd.	4,990	100,416
Telstra Group Ltd.	189,822	726,032
TPG Telecom Ltd.	8,419	25,361
Transurban Group	52,912	532,574
Vicinity Ltd.	65,690	118,542
Wesfarmers Ltd.	19,160	1,004,477
Westpac Banking Corp.	58,079	1,607,599
WiseTech Global Ltd.	3,009	92,417
Woodside Energy Group Ltd.	31,904	769,548
Woolworths Group Ltd.	20,397	504,308
Worley Ltd.	7,672	65,196
Total Australia		22,420,904
Austria — 0.5%
ANDRITZ AG	1,186	100,586
BAWAG Group AG	1,277	218,256
Erste Group Bank AG	5,219	576,706

	Shares	Value
Common Stocks (continued)
Austria (continued)
EVN AG	589	$ 20,002
Strabag SE, Bearer	280	29,528
Verbund AG	1,096	82,475
Vienna Insurance Group AG Wiener Versicherung Gruppe	307	23,048
voestalpine AG	1,871	96,351
Wienerberger AG	1,757	50,784
Total Austria		1,197,736
Belgium — 0.6%
Ageas SA	3,053	238,874
Colruyt Group NV	475	18,298
D’ieteren Group	340	70,036
Elia Group SA*	697	115,611
Financiere de Tubize SA*	337	77,363
Lotus Bakeries NV	7	84,248
Sofina SA	270	69,046
UCB SA*	2,128	577,132
Warehouses De Pauw CVA	3,036	79,775
Total Belgium		1,330,383
Chile — 0.1%
Antofagasta PLC	6,070	292,769
China — 0.3%
Alibaba Health Information Technology Ltd.*(a)	101,161	56,432
BYD Electronic International Co., Ltd.(a)	12,464	42,100
China Gas Holdings Ltd.	44,405	41,153
China Mengniu Dairy Co., Ltd.	48,313	107,003
Chow Tai Fook Jewellery Group Ltd.(a)	28,803	39,084
CSPC Pharmaceutical Group Ltd.	133,094	142,884
Fosun International Ltd.	33,400	17,523
Sino Biopharmaceutical Ltd.	165,674	114,626
Wilmar International Ltd.	31,043	87,994
Yangzijiang Shipbuilding Holdings Ltd.	43,876	148,487
Total China		797,286
Denmark — 0.7%
Genmab A/S*	1,081	286,791
Novonesis Novozymes B, Class B	5,919	363,218
Orsted A/S*	8,159	218,189
Pandora A/S	1,267	96,227
Tryg A/S	5,601	134,352
Vestas Wind Systems A/S	17,013	521,199
Total Denmark		1,619,976
Finland — 1.7%
Elisa OYJ	2,344	113,670
Kesko OYJ, B Shares	4,534	111,478
Kone OYJ, Class B	5,498	349,558
Metso Outotec OYJ	10,757	185,239
Neste OYJ	7,120	245,301
Nokia OYJ	85,780	1,067,118
Nordea Bank Abp	53,952	1,011,980
Orion OYJ, Class B	1,890	152,312
Stora Enso OYJ, R Shares	9,203	102,126
UPM-Kymmene OYJ(a)	8,667	258,949
Wartsila OYJ Abp	8,355	350,379
Total Finland		3,948,110

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
France — 4.8%
Air Liquide SA	9,615	$ 2,064,933
AXA SA	28,324	1,360,248
Bouygues SA	3,331	196,465
Capgemini SE	2,507	302,906
Cie de Saint-Gobain SA	7,565	688,986
Cie Generale des Etablissements Michelin SCA	10,741	388,575
Credit Agricole SA	4,211	81,974
Danone SA	10,554	826,265
Dassault Systemes SE	11,034	247,154
EssilorLuxottica SA	4,946	1,051,594
Hermes International SCA	559	1,064,584
Kering SA	1,221	333,223
Legrand SA	4,330	771,037
L’Oreal SA	3,686	1,582,747
Publicis Groupe SA	3,805	354,309
Sartorius Stedim Biotech	470	86,394
Total France		11,401,394
Germany — 7.0%
adidas AG	2,781	480,855
Bayerische Motoren Werke AG	4,693	428,958
Beiersdorf AG(a)	1,444	119,554
BioNTech SE*	1,440	149,916
Deutsche Boerse AG	3,055	937,486
Deutsche Post AG	15,652	925,004
Deutsche Telekom AG	59,942	1,938,580
E.ON SE	38,274	848,109
Fresenius Medical Care AG	3,549	160,739
Fresenius SE & Co. KGaA	7,176	347,234
Hapag-Lloyd AG	25	3,232
Heidelberg Materials AG	539	119,089
Henkel AG & Co. KGaA	1,582	109,026
Infineon Technologies AG	23,039	1,543,987
Knorr-Bremse AG	1,115	129,552
Mercedes-Benz Group AG	11,753	683,620
Merck KGaA	2,197	283,619
SAP SE	17,098	2,918,261
Siemens AG	13,004	3,852,478
Siemens Healthineers AG	4,940	202,125
Talanx AG	1,012	131,652
Vonovia SE	12,165	326,929
Total Germany		16,640,005
Hong Kong — 2.2%
AIA Group Ltd.	177,943	1,931,904
Cathay Pacific Airways Ltd.	19,910	29,431
Futu Holdings Ltd.	1,055	163,008
Hang Lung Properties Ltd.	28,780	33,799
HKT Trust & HKT Ltd.	61,326	99,343
Hong Kong & China Gas Co., Ltd.	179,214	165,402
Hong Kong Exchanges & Clearing Ltd.	20,090	1,057,618
Link REIT	43,384	217,093
MTR Corp., Ltd.(a)	25,756	109,682
Power Assets Holdings Ltd.	22,947	189,083
Prudential PLC	44,729	667,361
Sino Land Co., Ltd.	15,420	24,585
Swire Pacific Ltd., Class A	6,004	64,993
Swire Properties Ltd.	17,388	55,491

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Techtronic Industries Co., Ltd.	22,506	$ 321,484
Wharf Real Estate Investment Co., Ltd.	25,344	78,746
Total Hong Kong		5,209,023
Ireland — 0.5%
AIB Group PLC	37,211	427,685
Bank of Ireland Group PLC	16,918	332,216
Kerry Group PLC, Class A	2,452	207,670
Kingspan Group PLC	2,563	236,463
Total Ireland		1,204,034
Israel — 0.8%
Bank Hapoalim BM	21,826	584,141
Bank Leumi Le-Israel BM	24,570	620,711
Check Point Software Technologies Ltd.*	1,330	149,585
ICL Group Ltd.	12,077	64,800
Israel Corp., Ltd.	56	15,947
Nice Ltd.*	974	98,187
Nova Ltd.*	516	254,229
Plus500 Ltd.	1,120	68,455
Wix.com Ltd.*	852	63,636
Total Israel		1,919,691
Italy — 2.8%
A2A SpA(a)	26,991	76,780
Banca Mediolanum SpA(a)	3,532	77,188
Banco BPM SpA(a)	18,977	275,702
BPER Banca SpA	25,199	370,500
Enel SpA	132,319	1,540,369
FinecoBank Banca Fineco SpA	10,548	260,829
Generali	15,189	678,844
Infrastrutture Wireless Italiane SpA	5,690	48,224
Intesa Sanpaolo SpA	247,556	1,677,032
Moncler SpA	3,613	217,167
Prysmian SpA	4,891	734,097
Snam SpA	34,410	271,492
Terna - Rete Elettrica Nazionale	23,435	281,776
Unipol Gruppo SpA	5,654	147,240
Total Italy		6,657,240
Japan — 26.2%
Advantest Corp.	11,636	2,098,423
Air Water, Inc.	3,389	47,979
Ajinomoto Co., Inc.	13,930	452,466
Alfresa Holdings Corp.	2,988	45,105
Amada Co., Ltd.	5,005	83,968
ANA Holdings, Inc.	7,399	122,833
Asahi Kasei Corp.	20,180	197,673
Asics Corp.	9,943	281,212
Astellas Pharma, Inc.	30,105	428,795
Azbil Corp.	7,786	69,262
Bandai Namco Holdings, Inc.	9,657	223,269
Bridgestone Corp.	18,065	376,390
Brother Industries Ltd.	4,077	77,635
Canon, Inc.	14,942	382,072
Capcom Co., Ltd.	5,710	120,354
Central Japan Railway Co.	15,693	374,938
Chiba Bank Ltd. (The)	10,508	145,780
Chugai Pharmaceutical Co., Ltd.	10,655	551,839

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Japan (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	495	$ 10,794
Cosmos Pharmaceutical Corp.	660	25,452
Dai Nippon Printing Co., Ltd.	6,595	124,910
Daifuku Co., Ltd.	5,351	231,516
Daiichi Sankyo Co., Ltd.	28,654	473,315
Daiwa House Industry Co., Ltd.	9,615	293,779
Daiwa House REIT Investment Corp.	37	29,656
Daiwa Securities Group, Inc.	21,415	200,546
Denso Corp.	27,380	328,916
Dentsu Group, Inc.*	3,268	62,271
Disco Corp.	1,420	670,650
East Japan Railway Co.	16,754	362,226
Ebara Corp.	7,544	256,449
Eisai Co., Ltd.	4,299	128,582
ENEOS Holdings, Inc.	43,386	365,599
FANUC Corp.	15,133	663,919
Fast Retailing Co., Ltd.	2,887	1,355,760
FUJIFILM Holdings Corp.	19,619	361,819
Fujikura Ltd.	23,346	889,563
Fujitsu Ltd.	30,008	608,950
Fukuoka Financial Group, Inc.	3,053	124,824
GLP J-Reit	77	66,581
GMO Payment Gateway, Inc.	718	35,647
Hakuhodo DY Holdings, Inc.	3,717	24,894
Hamamatsu Photonics K.K.	1,208	15,595
Hankyu Hanshin Holdings, Inc.	3,869	111,548
Haseko Corp.	915	15,818
Hikari Tsushin, Inc.	234	56,744
Hirose Electric Co., Ltd.	118	16,434
Hitachi Construction Machinery Co., Ltd.	1,732	60,480
Hitachi Ltd.	75,339	2,347,117
Honda Motor Co., Ltd.	77,739	628,292
Hoya Corp.	5,421	1,006,676
Hulic Co., Ltd.	9,254	104,289
Ibiden Co., Ltd.	4,153	357,247
Isetan Mitsukoshi Holdings Ltd.	5,382	101,970
Isuzu Motors Ltd.	4,592	62,885
ITOCHU Corp.	104,134	1,287,845
J Front Retailing Co., Ltd.	4,105	59,870
Japan Exchange Group, Inc.	16,407	195,108
Japan Metropolitan Fund Invest	119	87,937
Japan Post Bank Co., Ltd.	22,135	379,828
Japan Post Holdings Co., Ltd.	28,627	333,027
Japan Post Insurance Co., Ltd.	8,936	86,991
Japan Real Estate Investment Corp.	117	89,296
JFE Holdings, Inc.	9,758	106,793
Kajima Corp.	7,110	277,540
Kansai Paint Co., Ltd.(a)	2,476	37,012
Kao Corp.(a)	7,418	276,166
Kawasaki Kisen Kaisha Ltd.(a)	6,110	99,913
KDDI Corp.	52,015	857,208
Keio Corp.	8,715	41,004
Keisei Electric Railway Co., Ltd.	7,072	50,184
Kewpie Corp.	435	11,564
Keyence Corp.	3,030	1,378,635
Kikkoman Corp.	12,465	113,470
Kintetsu Group Holdings Co., Ltd.	3,220	68,487

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kioxia Holdings Corp.*	2,742	$ 657,219
Kobe Bussan Co., Ltd.	2,381	40,736
Koito Manufacturing Co., Ltd.	3,080	49,982
Kokusai Electric Corp.	2,203	89,664
Kubota Corp.	15,276	248,873
Kuraray Co., Ltd.	4,711	49,423
Kurita Water Industries Ltd.	1,837	98,810
Kyocera Corp.	22,198	383,955
Kyowa Kirin Co., Ltd.	3,861	58,197
Kyushu Railway Co.	2,329	53,326
Lasertec Corp.	1,372	373,764
Lixil Corp.	4,677	48,320
Marubeni Corp.	24,504	949,480
Marui Group Co., Ltd.	2,657	50,934
MatsukiyoCocokara & Co.	5,576	81,342
McDonald’s Holdings Co. Japan Ltd.	1,431	74,150
Mebuki Financial Group, Inc.	14,247	118,055
MEIJI Holdings Co., Ltd.	4,065	96,213
MINEBEA MITSUMI, Inc.	5,323	106,117
MISUMI Group, Inc.	4,573	104,735
Mitsubishi Chemical Group Corp.	19,782	115,090
Mitsubishi Estate Co., Ltd.	19,115	540,863
Mitsubishi HC Capital, Inc.	13,882	126,103
Mitsui Chemicals, Inc.	5,666	68,518
Mitsui Fudosan Co., Ltd.	44,685	486,044
Mitsui Kinzoku Co., Ltd.	854	230,796
Mitsui OSK Lines Ltd.(a)	5,724	216,789
Mizuho Financial Group, Inc.	40,703	1,745,991
MonotaRO Co., Ltd.	4,236	50,225
MS&AD Insurance Group Holdings, Inc.	5,351	137,749
Murata Manufacturing Co., Ltd.	27,303	898,339
NEC Corp.	21,088	551,877
Nexon Co., Ltd.	5,356	90,318
NGK Corp.	3,803	120,396
NH Foods Ltd.	1,411	58,455
Nichirei Corp.	3,579	43,086
Nikon Corp.(a)	4,135	45,571
Nintendo Co., Ltd.	20,287	995,158
Nippon Building Fund, Inc.	139	116,288
NIPPON EXPRESS HOLDINGS INC	3,417	89,424
Nippon Prologis REIT, Inc.	120	68,460
Nippon Sanso Holdings Corp.	3,107	109,842
Nippon Steel Corp.	83,809	306,078
Nippon Yusen K.K.	6,877	248,784
Nissan Chemical Corp.	2,116	91,483
Nissan Motor Co., Ltd.*	36,543	83,018
Nisshin Seifun Group, Inc.	4,130	52,552
Nissin Foods Holdings Co., Ltd.	725	12,970
Niterra Co., Ltd.	2,715	145,725
Nitto Denko Corp.	11,111	212,535
Nomura Holdings, Inc.	49,441	396,430
Nomura Real Estate Holdings, Inc.	8,764	56,877
Nomura Real Estate Master Fund, Inc.	69	71,067
Nomura Research Institute Ltd.	6,619	174,952
Obayashi Corp.	10,724	250,401
Odakyu Electric Railway Co., Ltd.	5,386	54,133
Oji Holdings Corp.	13,241	69,498
Omron Corp.	2,835	100,823

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Japan (continued)
Ono Pharmaceutical Co., Ltd.	6,333	$ 93,194
Open House Group Co., Ltd.	1,180	68,991
Oriental Land Co., Ltd.	18,282	255,322
ORIX Corp.	18,593	625,877
Otsuka Holdings Co., Ltd.	7,474	543,720
Panasonic Holdings Corp.	37,241	761,194
Persol Holdings Co., Ltd.	30,360	45,277
Rakuten Bank Ltd.*	1,545	62,163
Rakuten Group, Inc.*	24,176	117,127
Recruit Holdings Co., Ltd.	23,088	1,075,981
Renesas Electronics Corp.	26,706	547,396
Resona Holdings, Inc.	36,174	447,486
Resonac Holdings Corp.(a)	2,630	238,572
Ricoh Co., Ltd.	8,599	72,241
Rohm Co., Ltd.	5,663	122,797
Rohto Pharmaceutical Co., Ltd.	3,303	48,490
Ryohin Keikaku Co., Ltd.	8,615	198,848
Santen Pharmaceutical Co., Ltd.	5,112	52,717
Sanwa Holdings Corp.	3,116	70,968
SCREEN Holdings Co., Ltd.	2,568	167,644
Secom Co., Ltd.	7,089	259,665
Seibu Holdings, Inc.	3,641	85,550
Seiko Epson Corp.	4,505	60,271
Sekisui Chemical Co., Ltd.	6,189	93,543
Sekisui House Ltd.	10,204	222,046
SG Holdings Co., Ltd.	4,442	41,442
Sharp Corp.*	4,688	16,738
Shimadzu Corp.	3,862	89,511
Shimano, Inc.	1,244	130,310
Shimizu Corp.	8,676	168,199
Shin-Etsu Chemical Co., Ltd.	27,419	1,267,848
Shionogi & Co., Ltd.	12,737	257,658
Shiseido Co., Ltd.	6,553	133,021
SMC Corp.	905	439,376
Sohgo Security Services Co., Ltd.	6,023	45,642
Sompo Holdings, Inc.	14,947	552,936
Sony Financial Group, Inc.	99,043	88,422
Sony Group Corp.	99,330	1,973,225
Square Enix Holdings Co., Ltd.	4,394	68,894
Stanley Electric Co., Ltd.	1,508	29,380
Subaru Corp.	9,435	141,460
Sugi Holdings Co., Ltd.	1,736	34,675
Sumitomo Chemical Co., Ltd.	23,239	75,573
Sumitomo Electric Industries Ltd.	12,275	798,202
Sumitomo Forestry Co., Ltd.	8,215	72,685
Sumitomo Heavy Industries Ltd.	1,851	62,237
Sumitomo Metal Mining Co., Ltd.	4,270	256,764
Sumitomo Mitsui Financial Group, Inc.	63,736	2,241,874
Sumitomo Mitsui Trust Group, Inc.	10,702	353,626
Sumitomo Pharma Co., Ltd.*	2,557	28,058
Sumitomo Rubber Industries Ltd.	2,819	36,329
Suntory Beverage & Food Ltd.	2,095	60,147
Sysmex Corp.	7,997	70,322
T&D Holdings, Inc.	8,482	205,250
Taisei Corp.	2,401	259,781
TDK Corp.	31,379	578,801
Terumo Corp.	22,223	283,203
TIS, Inc.	3,879	84,583
Tobu Railway Co., Ltd.	3,223	57,444

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toho Co., Ltd.	9,363	$ 87,025
Tokyo Century Corp.	2,779	38,146
Tokyo Electron Ltd.	7,340	2,079,210
Tokyo Metro Co., Ltd.	4,792	47,949
Tokyu Corp.	8,309	88,257
Tokyu Fudosan Holdings Corp.	9,785	83,516
TOPPAN Holdings, Inc.	3,974	117,923
Tosoh Corp.	1,243	19,140
TOTO Ltd.	2,371	82,082
Toyota Motor Corp.	176,130	3,397,728
Trend Micro, Inc.	526	18,381
Unicharm Corp.	18,459	107,440
United Urban Investment Corp.	53	59,729
USS Co., Ltd.	5,568	60,226
West Japan Railway Co.	7,217	130,404
Yakult Honsha Co., Ltd.	4,503	78,520
Yamada Holdings Co., Ltd.	11,035	36,780
Yamaha Corp.	6,072	43,591
Yamaha Motor Co., Ltd.(a)	14,625	103,221
Yamato Holdings Co., Ltd.	4,549	51,222
Yaskawa Electric Corp.	3,670	129,277
Yokogawa Electric Corp.	3,605	125,676
Yokohama Financial Group, Inc.	18,004	170,613
Yokohama Rubber Co., Ltd. (The)	2,084	83,743
Zensho Holdings Co., Ltd.	378	20,800
ZOZO, Inc.	6,813	45,824
Total Japan		62,112,706
Luxembourg — 0.1%
CVC Capital Partners PLC(a)	11,017	167,359
Mexico — 0.1%
Fresnillo PLC	3,359	147,657
Netherlands — 6.8%
ABN AMRO Bank NV	9,929	344,640
Adyen NV*	116	130,426
Argenx SE*	1,062	830,187
ASM International NV	812	791,159
ASML Holding NV	6,776	9,716,336
ING Groep NV	49,973	1,451,156
Koninklijke Ahold Delhaize NV	15,164	711,880
Koninklijke KPN NV	54,357	291,016
NXP Semiconductors NV	4,245	1,246,290
Universal Music Group NV(a)	15,739	328,911
Wolters Kluwer NV	3,894	303,397
Total Netherlands		16,145,398
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)	11,188	57,109
Auckland International Airport Ltd.	27,449	133,325
Contact Energy Ltd.	14,995	83,869
Fisher & Paykel Healthcare Corp., Ltd.	9,002	193,713
Infratil Ltd.	15,158	111,286
Mercury NZ Ltd.	11,174	44,077
Meridian Energy Ltd.	20,990	70,193
Spark New Zealand Ltd.	31,694	38,812
Xero Ltd.*	2,680	154,220
Total New Zealand		886,604

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Norway — 0.8%
Aker ASA, A Shares	419	$ 48,374
AutoStore Holdings Ltd.*	17,127	21,817
DNB Bank ASA	13,832	417,223
Gjensidige Forsikring ASA	3,061	85,421
Leroy Seafood Group ASA	4,488	21,922
Nordic Semiconductor ASA*	3,183	64,669
Norsk Hydro ASA	21,032	231,174
Orkla ASA	11,913	146,246
Protector Forsikring ASA	933	46,798
Salmar ASA	1,147	68,924
SpareBank 1 SMN	1,722	38,281
SpareBank 1 SOR-Norge ASA	3,483	74,882
Sparebanken Norge	1,969	42,586
Storebrand ASA	6,833	131,260
Telenor ASA	10,510	172,293
TOMRA Systems ASA	3,803	38,326
Var Energi ASA	14,729	74,305
Vend Marketplaces ASA, Class B	2,456	67,270
Wallenius Wilhelmsen ASA	1,576	20,093
Total Norway		1,811,864
Poland — 0.9%
Allegro.eu SA*	11,242	92,135
Asseco Poland SA	967	48,505
Bank Millennium SA*	10,911	53,662
Bank Polska Kasa Opieki SA	3,071	191,483
Budimex SA	223	40,429
CD Projekt SA	1,189	90,287
Dino Polska SA*	8,325	73,538
Erste Bank Polska SA	674	114,395
InPost SA*	4,039	72,111
KGHM Polska Miedz SA*	2,407	200,815
LPP SA	19	114,542
mBank SA*	231	72,653
ORLEN SA	10,112	370,333
Powszechna Kasa Oszczednosci Bank Polski SA	15,083	393,303
Powszechny Zaklad Ubezpieczen SA	9,584	167,946
Zabka Group SA*	7,005	44,643
Total Poland		2,140,780
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	153,504	163,681
EDP SA	50,817	276,773
Jeronimo Martins SGPS SA	4,611	110,667
Total Portugal		551,121
Singapore — 2.1%
CapitaLand Ascendas REIT	63,005	123,185
CapitaLand Integrated Commercial Trust	97,724	181,091
Capitaland Investment Ltd.	37,971	82,886
City Developments Ltd.	6,541	41,910
DBS Group Holdings Ltd.	34,274	1,574,362
Mapletree Logistics Trust	57,666	55,241
Mapletree Pan Asia Commercial Trust	38,652	39,151
Oversea-Chinese Banking Corp., Ltd.	54,543	937,923
SATS Ltd.	14,700	38,090
Singapore Exchange Ltd.	14,155	241,187
Singapore Telecommunications Ltd.	121,168	436,702

	Shares	Value
Common Stocks (continued)
Singapore (continued)
STMicroelectronics NV	11,829	$ 638,504
United Overseas Bank Ltd.	21,520	610,850
UOL Group Ltd.	8,574	71,565
Total Singapore		5,072,647
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	3,041	437,344
Aena SME SA(a)	12,442	339,189
Amadeus IT Group SA	7,444	427,876
Banco Bilbao Vizcaya Argentaria SA	99,708	2,200,060
CaixaBank SA	59,910	761,806
Cellnex Telecom SA*	9,575	321,458
Iberdrola SA	106,114	2,483,313
Telefonica SA(a)	65,967	298,542
Total Spain		7,269,588
Sweden — 3.4%
AAK AB	2,855	81,281
AddTech AB, B Shares	3,994	143,927
Alfa Laval AB	4,851	287,330
Assa Abloy AB, Class B	16,198	615,222
Atlas Copco AB, A Shares	43,869	825,990
Atlas Copco AB, B Shares	25,891	433,340
Avanza Bank Holding AB(a)	2,063	73,874
Axfood AB(a)	1,839	56,033
Beijer Ref AB(a)	6,610	92,307
Boliden AB	4,926	255,620
Castellum AB(a)	5,736	73,034
Epiroc AB, Class A	10,666	303,890
Epiroc AB, Class B	6,468	159,535
EQT AB(a)	8,575	274,900
Essity AB, Class B	9,996	264,164
H & M Hennes & Mauritz AB, B Shares	9,396	167,164
Hexagon AB, B Shares(a)	34,554	370,642
Holmen AB, B Shares	1,250	42,910
Husqvarna AB, B Shares	6,523	31,022
Indutrade AB(a)	4,458	95,020
Investment AB Latour, B Shares	2,230	50,568
Nibe Industrier AB, B Shares	24,751	110,541
Nordnet AB publ(a)	2,474	81,024
Sagax AB, Class B	1,880	37,267
Sagax AB, Class D	942	3,528
Sandvik AB(a)	18,401	761,943
Sectra AB, B Shares	589	16,247
Securitas AB, B Shares(a)	8,479	141,227
Skanska AB, B Shares	5,611	150,101
SKF AB, B Shares(a)	5,661	140,486
SSAB AB, A Shares	3,697	32,942
SSAB AB, B Shares(a)	9,909	89,152
Svenska Cellulosa AB SCA, Class B	10,027	113,797
Sweco AB, B Shares	3,030	41,331
Swedish Orphan Biovitrum AB*	3,240	149,815
Tele2 AB, B Shares	9,163	187,630
Telia Co. AB	38,625	201,477
Thule Group AB	1,811	44,786
Volvo AB, A Shares	3,258	112,263
Volvo AB, B Shares	25,463	878,224
Volvo Car AB, Class B*	7,689	18,109
Total Sweden		8,009,663

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Switzerland — 4.1%
ABB Ltd.	27,642	$ 2,772,506
Chocoladefabriken Lindt & Spruengli AG	15	183,652
DSM-Firmenich AG	4,171	310,985
Galderma Group AG*	2,601	544,778
Geberit AG	548	369,421
Givaudan SA	152	541,295
Kuehne + Nagel International AG(a)	861	201,144
Lonza Group AG	1,166	714,465
Partners Group Holding AG	364	394,696
SGS SA	2,787	301,632
Sika AG	2,551	468,741
Straumann Holding AG(a)	1,783	192,652
Swiss Life Holding AG	488	572,084
Swisscom AG	426	360,334
Zurich Insurance Group AG	2,491	1,732,122
Total Switzerland		9,660,507
United Kingdom — 9.8%
Admiral Group PLC	4,072	186,912
Associated British Foods PLC	4,962	123,187
AstraZeneca PLC	25,810	4,891,807
Autotrader Group PLC	14,148	95,356
Aviva PLC	51,474	436,178
Barratt Redrow PLC	21,549	73,409
BT Group PLC	100,313	295,178
Bunzl PLC	5,471	180,057
Centrica PLC	80,729	235,631
Coca-Cola Europacific Partners PLC	3,452	326,456
Compass Group PLC	28,390	802,017
Convatec Group PLC	32,895	94,226
GSK PLC	70,404	1,844,957
Halma PLC	6,462	386,972
ICG PLC	4,826	119,024
Informa PLC	21,633	232,992
Intertek Group PLC	2,506	161,307
J Sainsbury PLC	28,235	126,150
Kingfisher PLC	28,229	109,860
Land Securities Group PLC	12,108	97,236
Legal & General Group PLC	97,155	332,290
London Stock Exchange Group PLC	7,534	977,684
M&G PLC	36,748	151,153
National Grid PLC	84,512	1,506,912
NatWest Group PLC	133,783	1,063,836
Next PLC	1,882	331,048
Pearson PLC	10,327	151,764
Reckitt Benckiser Group PLC	10,690	679,528
RELX PLC	30,527	1,112,531
Rentokil Initial PLC	41,705	279,783
Sage Group PLC (The)	16,046	191,177
Schroders PLC	13,431	105,854
Segro PLC	20,866	197,058
Severn Trent PLC	4,436	197,050
Smith & Nephew PLC	13,771	212,763
Spirax Group PLC	1,266	123,311
SSE PLC	20,623	740,099
Standard Life PLC	12,549	128,914
Tesco PLC	109,290	715,883
Unilever PLC	36,459	2,128,823

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
United Utilities Group PLC	11,343	$ 224,573
Vodafone Group PLC	317,767	506,280
Weir Group PLC (The)	1,102	39,742
Whitbread PLC	2,858	86,759
Wise PLC, Class A*	11,513	164,500
Total United Kingdom		23,168,227
United States — 9.5%
Alcon AG	8,329	620,055
AP Moller - Maersk A/S, Class A	42	98,504
AP Moller - Maersk A/S, Class B	66	156,294
Experian PLC	15,874	580,025
Haleon PLC	148,968	688,242
InterContinental Hotels Group PLC	2,385	341,293
James Hardie Industries PLC*(a)	9,409	196,850
Monday.com Ltd.*	651	42,881
Nestle SA	43,409	4,387,803
Novartis AG	31,974	4,738,555
Roche Holding AG, Bearer	476	198,787
Roche Holding AG	11,737	4,778,545
Sanofi SA	17,961	1,681,737
Schneider Electric SE	9,424	2,969,321
Stellantis NV*	32,418	236,115
Swiss Re AG(a)	4,635	746,472
Tenaris SA	5,317	169,836
Total United States		22,631,315
Total Common Stocks
(Cost $186,212,632)		234,413,987
Preferred Stocks — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG, 5.56%	908	82,707
Henkel AG & Co. KGaA, 3.33%	2,724	198,433
Sartorius AG, 0.34%	422	107,520
Total Preferred Stocks
(Cost $434,553)		388,660
Right — 0.0%(b)
Australia — 0.0%(b)
NEXTDC Ltd. NPV*
(Cost $0)	1,884	0

Short-Term Investments — 0.5%
Money Market Funds — 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(c)(d)	1,024,923	1,024,923
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(c)	245,419	245,419
Total Short-Term Investments
(Cost $1,270,342)		1,270,342
Total Investments — 99.7% (Cost $187,917,527)		236,072,989
Other Assets and Liabilities, Net — 0.3%		765,006
Net Assets — 100.0%		$236,837,995

See notes to financial statements.

Schedule of Investments — NYLI Candriam International Equity ETF (continued)

April 30, 2026

Industry	Value	% of Net Assets
Financials	$51,257,250	21.7%
Industrials	40,804,585	17.2
Information Technology	33,849,334	14.3
Health Care	31,364,108	13.3
Consumer Discretionary	20,332,990	8.6
Consumer Staples	16,401,447	6.9
Materials	13,721,799	5.8
Communication Services	9,793,579	4.1
Utilities	9,712,930	4.1
Real Estate	5,544,796	2.3
Energy	2,019,829	0.9
Money Market Funds	1,270,342	0.5
Total Investments	236,072,989	99.7%
Other Assets and Liabilities, Net	765,006	0.3
Total Net Assets	$236,837,995	100.0%

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,631,652; total market value of collateral held by the Fund was $5,889,460. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $4,864,537.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at April 30, 2026.

(d)Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at April 30, 2026:

Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(e)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.5%	5/05/2027	Monthly	$1,761,662	$—

At April 30, 2026 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(f) Reflects the value at reset date of April 30, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$234,413,987	$—	$—	$234,413,987
Preferred Stocks	388,660	—	—	388,660
Right	0	—	—	0
Short-Term Investments:
Money Market Funds	1,270,342	—	—	1,270,342
Total Investments in Securities	236,072,989	—	—	236,072,989
Other Financial Instruments:(h)
Swap Contracts	$ —	$ —	$ —	$ —
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)For a complete listing of investments and their countries, see the Schedule of Investments.

(h)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.9%
Communication Services — 2.2%
Millicom International Cellular SA	12,780	$1,084,767
New York Times Co. (The), Class A	19,360	1,530,021
News Corp., Class A	48,044	1,264,518
News Corp., Class B(a)	14,763	449,976
Roku, Inc.*	17,171	2,001,452
Sirius XM Holdings, Inc.	24,627	663,451
Total Communication Services		6,994,185
Consumer Discretionary — 9.7%
Aramark	32,589	1,488,992
Autoliv, Inc.	8,544	990,506
AutoNation, Inc.*	3,584	761,170
BorgWarner, Inc.	28,537	1,625,753
Burlington Stores, Inc.*	8,264	2,644,563
CarMax, Inc.*	18,342	721,024
Dick’s Sporting Goods, Inc.	8,329	1,890,017
Domino’s Pizza, Inc.	4,334	1,471,046
Duolingo, Inc.*	1,214	133,661
Five Below, Inc.*	7,344	1,730,687
Floor & Decor Holdings, Inc., Class A*	13,875	671,550
Gap, Inc. (The)	25,860	635,897
Hasbro, Inc.	17,139	1,642,602
Levi Strauss & Co., Class A	12,226	272,395
Lithia Motors, Inc.	3,191	925,773
LKQ Corp.	31,071	981,222
Mohawk Industries, Inc.*	6,779	715,591
Norwegian Cruise Line Holdings Ltd.*	60,382	1,097,745
Ollie’s Bargain Outlet Holdings, Inc.*	1,954	169,041
Planet Fitness, Inc., Class A*	10,670	711,369
Pool Corp.	4,751	1,013,483
QuantumScape Corp.*	60,401	440,323
Ralph Lauren Corp.	5,055	1,812,925
Service Corp. International	17,109	1,386,342
TopBuild Corp.*	3,654	1,617,626
Wingstop, Inc.	3,439	564,202
Yum China Holdings, Inc.	47,195	2,286,598
Total Consumer Discretionary		30,402,103
Consumer Staples — 4.5%
BJ’s Wholesale Club Holdings, Inc.*	16,986	1,594,816
Bunge Global SA	17,993	2,286,370
Clorox Co. (The)	16,217	1,563,967
Conagra Brands, Inc.	59,497	853,782
Hormel Foods Corp.	36,520	784,084
Ingredion, Inc.	8,264	923,419
J M Smucker Co. (The)	13,297	1,303,505
Primo Brands Corp.	32,062	653,424
Smithfield Foods, Inc.	6,509	171,057
Sprouts Farmers Market, Inc.*	12,073	988,175
The Campbell’s Co.(a)	24,011	499,189
US Foods Holding Corp.*	28,518	2,666,148
Total Consumer Staples		14,287,936
Energy — 2.6%
Antero Midstream Corp.	43,398	948,680
DT Midstream, Inc.	13,125	1,942,369
HF Sinclair Corp.	18,941	1,273,025
TechnipFMC PLC	54,471	4,116,373
Total Energy		8,280,447

	Shares	Value
Common Stocks (continued)
Financials — 14.2%
Affiliated Managers Group, Inc.	3,555	$ 1,047,552
AGNC Investment Corp.	141,762	1,562,217
Ally Financial, Inc.	35,718	1,585,522
American Financial Group, Inc.	9,215	1,228,083
Annaly Capital Management, Inc.	90,177	2,065,053
Assurant, Inc.	6,479	1,530,793
Axis Capital Holdings Ltd.	9,575	961,426
Columbia Banking System, Inc.	38,460	1,138,416
Corebridge Financial, Inc.	51,977	1,431,447
East West Bancorp, Inc.	18,173	2,298,339
Equitable Holdings, Inc.	37,541	1,584,230
FactSet Research Systems, Inc.	4,582	1,042,772
Franklin Resources, Inc.	39,433	1,181,807
Globe Life, Inc.	10,476	1,616,447
Houlihan Lokey, Inc.	6,908	1,069,013
Jack Henry & Associates, Inc.	9,422	1,448,632
Jackson Financial, Inc., Class A	8,778	1,016,229
Jefferies Financial Group, Inc.	21,404	1,032,101
Kinsale Capital Group, Inc.	2,807	908,373
MarketAxess Holdings, Inc.	4,697	738,321
Morningstar, Inc.	2,964	500,056
Old National Bancorp	44,999	1,078,626
Old Republic International Corp.	29,175	1,165,541
OneMain Holdings, Inc.	15,579	915,578
Popular, Inc.	8,523	1,281,263
Primerica, Inc.	4,192	1,179,084
Reinsurance Group of America, Inc.	8,612	1,821,094
RenaissanceRe Holdings Ltd.	5,741	1,762,315
SEI Investments Co.	12,010	1,089,067
SOUTHSTATE BANK CORP	12,531	1,223,903
Starwood Property Trust, Inc.	45,790	840,704
Unum Group	19,804	1,591,846
Voya Financial, Inc.	12,576	1,030,729
Webster Financial Corp.	5,304	383,797
Wintrust Financial Corp.	8,496	1,279,243
Zions Bancorp NA	18,861	1,196,165
Total Financials		44,825,784
Health Care — 14.2%
Arrowhead Pharmaceuticals, Inc.*(a)	15,065	1,106,976
Avantor, Inc.*	86,237	698,520
BioMarin Pharmaceutical, Inc.*	24,857	1,340,041
Bio-Rad Laboratories, Inc., Class A*	2,359	660,803
Bio-Techne Corp.(a)	19,874	1,099,430
Bridgebio Pharma, Inc.*	18,338	1,304,015
Charles River Laboratories International, Inc.*	6,161	1,028,702
Chemed Corp.	1,795	762,839
Cytokinetics, Inc.*	16,959	1,084,867
DaVita, Inc.*	4,682	726,365
Elanco Animal Health, Inc.*	65,851	1,473,087
Encompass Health Corp.	13,045	1,304,500
Ensign Group, Inc. (The)	7,440	1,388,974
Exelixis, Inc.*	30,864	1,372,213
Guardant Health, Inc.*(a)	16,193	1,410,086
Halozyme Therapeutics, Inc.*	15,405	980,682
Henry Schein, Inc.*	13,083	975,861
Hims & Hers Health, Inc.*(a)	36,970	1,004,475
Jazz Pharmaceuticals PLC*	7,946	1,613,197
Madrigal Pharmaceuticals, Inc.*	2,130	1,102,041

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Medpace Holdings, Inc.*	2,909	$ 1,217,882
Moderna, Inc.*	46,782	2,149,165
Molina Healthcare, Inc.*	6,550	1,274,761
Neurocrine Biosciences, Inc.*	13,166	1,733,567
Nuvalent, Inc., Class A*	5,717	573,301
Penumbra, Inc.*	4,861	1,587,019
QIAGEN NV	26,098	902,469
Repligen Corp.*	7,006	828,880
Revolution Medicines, Inc.*	24,083	3,470,842
Revvity, Inc.(a)	14,714	1,274,527
Roivant Sciences Ltd.*	59,437	1,695,738
Solventum Corp.*	18,876	1,271,487
Summit Therapeutics, Inc.*(a)	20,619	442,484
United Therapeutics Corp.*	5,815	3,322,400
Viatris, Inc.	37,538	560,818
Total Health Care		44,743,014
Industrials — 22.7%
AAON, Inc.	8,403	784,084
Acuity, Inc.	3,982	1,153,864
Advanced Drainage Systems, Inc.	9,032	1,348,026
AECOM	16,772	1,410,525
AGCO Corp.	8,069	976,510
American Airlines Group, Inc.*	85,522	1,001,463
API Group Corp.*	11,900	544,068
Applied Industrial Technologies, Inc.	4,842	1,480,441
Armstrong World Industries, Inc.	5,555	946,516
Builders FirstSource, Inc.*	14,340	1,134,151
Casella Waste Systems, Inc., Class A*	7,735	612,999
CH Robinson Worldwide, Inc.	15,063	2,738,604
Chart Industries, Inc.*	5,880	1,222,452
Clean Harbors, Inc.*	3,313	1,035,909
Crane Co.	6,382	1,134,273
Donaldson Co., Inc.	15,095	1,330,926
Dycom Industries, Inc.*	3,743	1,549,976
ExlService Holdings, Inc.*	18,896	602,404
Flowserve Corp.	17,165	1,264,031
Fortune Brands Innovations, Inc.	15,564	630,965
Genpact Ltd.	19,428	675,123
Graco, Inc.	21,464	1,722,915
IDEX Corp.	9,722	2,117,938
ITT, Inc.	11,558	2,477,342
JBT Marel Corp.	6,397	755,486
Knight-Swift Transportation Holdings, Inc.	20,957	1,360,109
Lincoln Electric Holdings, Inc.	1,795	475,675
Masco Corp.	26,908	1,932,533
MasTec, Inc.*	8,715	3,434,146
Middleby Corp. (The)*	6,501	912,480
Modine Manufacturing Co.*	3,511	894,006
MSA Safety, Inc.	4,813	800,835
Nextpower, Inc., Class A*(a)	19,834	2,362,824
Nordson Corp.	6,919	1,995,786
nVent Electric PLC	21,804	3,115,792
Owens Corning	10,400	1,282,736
Paycom Software, Inc.	6,270	794,785
Paylocity Holding Corp.*	1,318	139,036
Pentair PLC	21,001	1,694,991
Regal Rexnord Corp.	2,346	504,460
Ryder System, Inc.	5,308	1,347,011

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Simpson Manufacturing Co., Inc.	5,294	$ 1,009,725
SPX Technologies, Inc.*	6,490	1,420,726
Stanley Black & Decker, Inc.	19,625	1,533,890
Sterling Infrastructure, Inc.*(a)	4,060	2,093,417
Tetra Tech, Inc.	32,823	1,060,839
Toro Co. (The)	12,755	1,213,893
UL Solutions, Inc., Class A(a)	8,234	745,095
Valmont Industries, Inc.	2,562	1,301,598
Watts Water Technologies, Inc., Class A	3,584	1,075,773
WESCO International, Inc.	5,925	2,068,536
XPO, Inc.*	15,660	3,447,236
Zurn Elkay Water Solutions Corp.	18,333	952,583
Total Industrials		71,621,507
Information Technology — 14.4%
Advanced Energy Industries, Inc.	5,272	2,023,974
Akamai Technologies, Inc.*	19,458	2,003,785
Amkor Technology, Inc.	15,825	1,103,794
Appfolio, Inc., Class A*	2,815	470,358
Bentley Systems, Inc., Class B(a)	20,856	680,323
Docusign, Inc.*	25,993	1,195,418
Dolby Laboratories, Inc., Class A	7,784	499,266
Dynatrace, Inc.*	37,408	1,354,544
Elastic NV*	11,115	516,069
EPAM Systems, Inc.*	6,924	787,813
F5, Inc.*	7,605	2,463,259
Fabrinet*	5,207	3,558,828
Gen Digital, Inc.	68,820	1,327,538
Gitlab, Inc., Class A*	17,233	381,539
Guidewire Software, Inc.*	9,838	1,361,481
InterDigital, Inc.	3,429	1,016,904
Kyndryl Holdings, Inc.*	28,803	398,057
Lattice Semiconductor Corp.*	19,096	2,335,059
MACOM Technology Solutions Holdings, Inc.*	8,781	2,472,817
Manhattan Associates, Inc.*	7,468	1,029,763
MKS, Inc.	8,785	2,492,744
Nutanix, Inc., Class A*	32,124	1,313,550
Onto Innovation, Inc.*	6,905	2,037,389
Pegasystems, Inc.	9,998	365,427
Procore Technologies, Inc.*	15,804	894,190
Rambus, Inc.*	14,304	1,646,533
Skyworks Solutions, Inc.	19,689	1,381,577
TD SYNNEX Corp.	9,384	2,141,241
Twilio, Inc., Class A*	18,628	2,758,062
UiPath, Inc., Class A*(a)	52,373	539,442
Unity Software, Inc.*	44,087	1,164,779
Zebra Technologies Corp., Class A*	6,415	1,451,458
Total Information Technology		45,166,981
Materials — 5.8%
Albemarle Corp.	15,836	3,114,941
Alcoa Corp.	34,758	2,217,213
Avery Dennison Corp.	9,809	1,607,989
Axalta Coating Systems Ltd.*	27,475	781,389
Ball Corp.	34,683	2,118,438
Coeur Mining, Inc.*	85,716	1,540,317
Commercial Metals Co.	14,689	1,012,953
Crown Holdings, Inc.	14,956	1,470,324

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Mid Cap Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Materials (continued)
Hecla Mining Co.	93,998	$ 1,693,844
Mosaic Co. (The)	10,439	242,916
NewMarket Corp.	966	652,649
RPM International, Inc.	16,627	1,694,125
Total Materials		18,147,098
Real Estate — 9.0%
Alexandria Real Estate Equities, Inc.	20,561	832,926
American Homes 4 Rent, Class A	44,458	1,415,543
Brixmor Property Group, Inc.	39,714	1,194,994
BXP, Inc.	19,275	1,126,817
Camden Property Trust	13,439	1,411,364
CareTrust REIT, Inc.	29,303	1,156,003
CubeSmart	29,645	1,200,030
Equity LifeStyle Properties, Inc.	24,557	1,554,213
Federal Realty Investment Trust	10,237	1,135,283
Healthcare Realty Trust, Inc.	46,087	861,827
Healthpeak Properties, Inc.	91,740	1,483,436
Host Hotels & Resorts, Inc.	89,549	1,892,170
Jones Lang LaSalle, Inc.*	6,094	1,938,684
Kimco Realty Corp.	86,469	2,044,127
Regency Centers Corp.	21,445	1,669,493
Rexford Industrial Realty, Inc.	30,325	1,088,364
STAG Industrial, Inc.	24,661	951,421
UDR, Inc.	39,583	1,438,446
Vornado Realty Trust	20,419	610,324
WP Carey, Inc.	28,532	2,080,839
Zillow Group, Inc., Class A*(a)	5,963	266,009
Zillow Group, Inc., Class C*	22,134	982,750
Total Real Estate		28,335,063

	Shares	Value
Common Stocks (continued)
Utilities — 0.6%
Brookfield Renewable Corp.	19,591	$ 710,370
Essential Utilities, Inc.	33,493	1,279,432
Total Utilities		1,989,802
Total Common Stocks
(Cost $280,701,529)		314,793,920
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(b)(c)	12,772	12,772
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(b)	159,076	159,076
Total Short-Term Investments
(Cost $171,848)		171,848
Total Investments — 100.0% (Cost $280,873,377)		314,965,768
Other Assets and Liabilities, Net — 0.0%(d)		72,584
Net Assets — 100.0%		$315,038,352

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $10,422,065; total market value of collateral held by the Fund was $10,184,188. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $10,171,416.

(b)Reflects the 1-day yield at April 30, 2026.

(c)Represents security purchased with cash collateral received for securities on loan.

(d)Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$314,793,920	$—	$—	$314,793,920
Short-Term Investments:
Money Market Funds	171,848	—	—	171,848
Total Investments in Securities	$314,965,768	$—	$—	$314,965,768

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.9%
Communication Services — 15.0%
Alphabet, Inc., Class A	54,285	$20,888,868
Alphabet, Inc., Class C	46,243	17,662,051
AT&T, Inc.	67,958	1,775,743
Charter Communications, Inc., Class A*(a)	769	127,016
Comcast Corp., Class A	34,539	933,935
Electronic Arts, Inc.	2,253	455,940
Live Nation Entertainment, Inc.*	1,665	262,970
Pinterest, Inc., Class A*	5,696	111,983
Reddit, Inc., Class A*	1,219	179,473
Take-Two Interactive Software, Inc.*	1,686	360,399
Verizon Communications, Inc.	41,487	1,992,621
Walt Disney Co. (The)	17,656	1,831,810
Warner Bros Discovery, Inc.*	22,359	604,811
Total Communication Services		47,187,620
Consumer Discretionary — 14.7%
Airbnb, Inc., Class A*	4,039	566,914
Amazon.com, Inc.*	67,699	17,944,297
AutoZone, Inc.*	167	618,573
Chipotle Mexican Grill, Inc.*	12,778	434,324
DoorDash, Inc., Class A*	802	135,257
eBay, Inc.	4,379	453,139
Hilton Worldwide Holdings, Inc.	2,258	731,750
Home Depot, Inc. (The)	9,832	3,232,762
Lowe’s Cos., Inc.	5,535	1,321,703
Lululemon Athletica, Inc.*	991	136,461
Marriott International, Inc., Class A	2,331	843,099
McDonald’s Corp.	7,045	2,068,341
MercadoLibre, Inc.*	454	813,854
NIKE, Inc., Class B	11,575	513,467
NVR, Inc.*	27	170,528
O’Reilly Automotive, Inc.*	8,358	830,785
PulteGroup, Inc.	1,861	227,712
Royal Caribbean Cruises Ltd.	2,560	675,226
Starbucks Corp.	11,249	1,184,857
Tesla, Inc.*	28,874	11,019,185
TJX Cos., Inc. (The)	11,011	1,725,974
Tractor Supply Co.	5,269	184,942
Ulta Beauty, Inc.*	439	235,954
Yum! Brands, Inc.	2,735	436,643
Total Consumer Discretionary		46,505,747
Consumer Staples — 3.5%
Archer-Daniels-Midland Co.	4,865	362,637
Church & Dwight Co., Inc.	2,440	236,826
Colgate-Palmolive Co.	7,893	673,746
Dollar Tree, Inc.*	1,866	181,207
Estee Lauder Cos., Inc. (The), Class A	2,459	188,630
General Mills, Inc.	5,034	177,751
Hershey Co. (The)	1,425	264,679
Kenvue, Inc.	18,534	324,901
Keurig Dr Pepper, Inc.	12,645	371,763
Kimberly-Clark Corp.	3,188	313,795
Kraft Heinz Co. (The)	8,198	185,767
Kroger Co. (The)	5,605	381,532
McCormick & Co., Inc.	2,452	124,660
Mondelez International, Inc., Class A	12,375	760,320
PepsiCo, Inc.	13,655	2,164,181
Procter & Gamble Co. (The)	23,496	3,456,027

	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Sysco Corp.	4,688	$350,240
Target Corp.	4,478	581,021
Total Consumer Staples		11,099,683
Energy — 1.3%
Baker Hughes Co.	9,686	674,824
Cheniere Energy, Inc.	2,043	561,723
Halliburton Co.	8,782	371,479
Marathon Petroleum Corp.	2,894	718,551
ONEOK, Inc.	6,066	560,862
Targa Resources Corp.	2,055	534,464
Valero Energy Corp.	2,908	734,503
Total Energy		4,156,406
Financials — 11.9%
Aflac, Inc.	4,600	522,882
Allstate Corp. (The)	2,522	547,930
American Express Co.	5,403	1,745,439
Ameriprise Financial, Inc.	902	428,261
Apollo Global Management, Inc.	4,205	541,268
Arch Capital Group Ltd.*	3,407	321,825
Arthur J Gallagher & Co.	2,338	482,563
Bank of America Corp.	62,626	3,347,986
Bank of New York Mellon Corp. (The)	6,913	928,900
Capital One Financial Corp.	6,164	1,179,173
Cboe Global Markets, Inc.	978	293,488
Charles Schwab Corp. (The)	16,243	1,488,509
Cincinnati Financial Corp.	1,514	247,690
Citigroup, Inc.	4,532	580,005
Citizens Financial Group, Inc.	4,297	279,520
CME Group, Inc.	3,442	990,677
Coinbase Global, Inc., Class A*	547	102,710
Corpay, Inc.*	176	53,939
Everest Re Group Ltd.	403	143,774
Fidelity National Information Services, Inc.	5,034	234,232
Fifth Third Bancorp	6,432	326,488
Fiserv, Inc.*	4,991	312,686
Global Payments, Inc.	2,240	161,190
Hartford Insurance Group, Inc. (The)	2,711	370,892
Huntington Bancshares, Inc.	15,186	254,517
Intercontinental Exchange, Inc.	5,387	851,631
KKR & Co., Inc.	6,642	693,026
M&T Bank Corp.	1,472	321,823
Markel Group Inc.*	122	216,241
Marsh & McLennan Cos., Inc.	4,605	772,305
Mastercard, Inc., Class A	7,782	3,913,724
MetLife, Inc.	1,342	107,494
Moody’s Corp.	1,463	675,687
Morgan Stanley	3,020	575,582
MSCI, Inc.	695	411,030
Nasdaq, Inc.	4,183	384,460
Northern Trust Corp.	1,859	309,226
PayPal Holdings, Inc.	8,882	445,344
PNC Financial Services Group, Inc. (The)	3,882	865,686
Principal Financial Group, Inc.	2,114	213,324
Progressive Corp. (The)	5,693	1,145,887
Prudential Financial, Inc.	3,404	333,967
Raymond James Financial, Inc.	1,720	272,310

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Financials (continued)
Regions Financial Corp.	8,586	$245,130
S&P Global, Inc.	2,887	1,244,961
Synchrony Financial	3,502	266,852
Travelers Cos., Inc. (The)	2,174	663,374
US Bancorp	14,743	835,338
Visa, Inc., A Shares	16,548	5,458,192
W R Berkley Corp.	2,884	192,738
Willis Towers Watson PLC	906	232,117
Total Financials		37,533,993
Health Care — 6.2%
Agilent Technologies, Inc.	2,814	325,158
Alnylam Pharmaceuticals, Inc.*	1,310	405,432
Biogen, Inc.*	1,472	278,620
Boston Scientific Corp.*	14,401	829,642
Bristol-Myers Squibb Co.	20,103	1,218,041
Cardinal Health, Inc.	2,346	452,496
Cencora, Inc.	1,689	520,229
Cigna Group (The)	2,510	729,356
Dexcom, Inc.*	3,836	228,434
Edwards Lifesciences Corp.*	5,945	496,407
Elevance Health, Inc.	2,144	807,044
Gilead Sciences, Inc.	12,676	1,658,528
Humana, Inc.	1,154	272,852
IDEXX Laboratories, Inc.*	771	432,377
Intuitive Surgical, Inc.*	3,466	1,586,076
IQVIA Holdings, Inc.*	1,639	259,568
Labcorp Holdings, Inc.	817	209,806
McKesson Corp.	1,234	1,005,957
Medtronic PLC	6,282	508,653
Mettler-Toledo International, Inc.*	205	261,705
Quest Diagnostics, Inc.	1,120	217,504
Regeneron Pharmaceuticals, Inc.	1,002	708,474
ResMed, Inc.	1,396	298,479
Royalty Pharma PLC, Class A	3,901	195,401
STERIS PLC	935	202,783
Stryker Corp.	3,359	1,058,522
Thermo Fisher Scientific, Inc.	3,705	1,774,547
Veeva Systems, Inc., Class A*	1,444	225,221
Vertex Pharmaceuticals, Inc.*	2,745	1,173,158
Waters Corp.*	959	296,551
West Pharmaceutical Services, Inc.	690	205,337
Zimmer Biomet Holdings, Inc.	1,911	157,524
Zoetis, Inc.	4,332	498,050
Total Health Care		19,497,932
Industrials — 7.2%
Automatic Data Processing, Inc.	3,846	815,121
Axon Enterprise, Inc.*	680	273,197
Broadridge Financial Solutions, Inc.	1,088	167,530
Carrier Global Corp.	7,778	522,448
Cintas Corp.	3,262	569,904
Delta Air Lines, Inc.	6,479	440,507
Dover Corp.	1,382	312,899
Emerson Electric Co.	5,620	789,273
Equifax, Inc.	1,134	197,248
Fastenal Co.	11,458	514,808
FedEx Corp.	2,142	863,890
Ferguson Enterprises, Inc.	1,813	485,358
Fortive Corp.	3,054	182,599

	Shares	Value
Common Stocks (continued)
Industrials (continued)
GE Vernova, Inc.	2,850	$3,087,861
General Electric Co.	10,531	3,053,253
Howmet Aerospace, Inc.	4,003	972,889
Illinois Tool Works, Inc.	2,816	726,556
Ingersoll Rand, Inc.	3,908	312,093
Johnson Controls International PLC	6,113	892,681
Old Dominion Freight Line, Inc.	1,827	388,110
Otis Worldwide Corp.	3,723	289,947
Paychex, Inc.	2,995	277,427
Quanta Services, Inc.	1,525	1,109,849
Rockwell Automation, Inc.	1,132	462,886
Trane Technologies PLC	2,248	1,107,230
United Airlines Holdings, Inc.*	3,160	284,400
United Parcel Service, Inc., Class B	7,221	785,645
United Rentals, Inc.	602	577,824
Verisk Analytics, Inc.	1,295	238,915
Waste Management, Inc.	3,815	887,178
Westinghouse Air Brake Technologies Corp.	1,706	460,432
WW Grainger, Inc.	424	492,412
Xylem, Inc.	2,443	288,665
Total Industrials		22,831,035
Information Technology — 33.3%
Accenture PLC, Class A	5,719	1,022,043
Adobe, Inc.*	4,019	989,076
Advanced Micro Devices, Inc.*	16,919	5,997,616
Amdocs Ltd.	1,108	71,654
Analog Devices, Inc.	4,883	1,964,236
Apple, Inc.	112,127	30,425,661
Applied Materials, Inc.	8,349	3,293,597
Atlassian Corp., Class A*	1,550	106,315
Autodesk, Inc.*	2,041	483,717
Cadence Design Systems, Inc.*	2,655	875,061
CDW Corp.	1,237	169,358
Cisco Systems, Inc.	38,706	3,541,599
Cognizant Technology Solutions Corp., Class A	4,541	240,219
CoreWeave, Inc., Class A*	2,467	275,317
Corning, Inc.	8,477	1,392,263
Crowdstrike Holdings, Inc., Class A*	2,492	1,110,809
Dell Technologies, Inc., Class C	2,856	596,761
Fair Isaac Corp.*	203	208,075
Fortinet, Inc.*	6,247	526,685
Gartner, Inc.*	658	97,706
Hewlett Packard Enterprise Co.	13,160	378,613
HP, Inc.	8,769	182,921
HubSpot, Inc.*	451	100,014
Intel Corp.*	47,057	4,445,945
International Business Machines Corp.	2,238	516,933
Intuit, Inc.	2,531	983,294
Keysight Technologies, Inc.*	1,779	622,490
KLA Corp.	1,406	2,460,992
Lam Research Corp.	13,410	3,457,903
Marvell Technology, Inc.	8,720	1,440,108
Micron Technology, Inc.	12,110	6,262,808
Microsoft Corp.	35,295	14,392,595
MongoDB, Inc.*	783	196,400

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued) Information Technology (continued)
Monolithic Power Systems, Inc.	472	$762,002
Motorola Solutions, Inc.	1,657	727,473
NetApp, Inc.	1,876	207,805
ON Semiconductor Corp.*	4,219	425,317
Palo Alto Networks, Inc.*	6,860	1,230,135
QUALCOMM, Inc.	10,563	1,896,904
Roper Technologies, Inc.	1,024	363,325
Salesforce, Inc.(a)	8,691	1,534,222
Seagate Technology Holdings PLC	2,146	1,445,631
ServiceNow, Inc.*	9,624	849,895
Snowflake, Inc., Class A*	3,097	422,648
Synopsys, Inc.*	1,864	899,566
TE Connectivity PLC	2,870	607,464
Texas Instruments, Inc.	9,161	2,574,974
Trimble, Inc.*	2,388	160,760
VeriSign, Inc.	773	207,674
Western Digital Corp.	3,668	1,593,819
Workday, Inc., Class A*	1,975	241,740
Zscaler, Inc.*	921	120,356
Total Information Technology		105,100,494
Materials — 2.8%
Air Products and Chemicals, Inc.	2,195	658,610
CRH PLC	6,634	785,598
DuPont de Nemours, Inc.	4,326	197,525
Ecolab, Inc.	2,476	645,246
Freeport-McMoRan, Inc.	7,451	430,519
Linde PLC	4,555	2,282,693
Martin Marietta Materials, Inc.	592	366,489
Newmont Corp.	11,056	1,228,211
Nucor Corp.	2,286	515,013
Packaging Corp. of America	887	189,330
PPG Industries, Inc.	2,203	239,025
Sherwin-Williams Co. (The)	2,272	730,698
Vulcan Materials Co.	1,290	389,245
Total Materials		8,658,202
Real Estate — 2.8%
American Tower Corp.	4,574	835,716
AvalonBay Communities, Inc.	1,380	252,540
CBRE Group, Inc., Class A*	2,890	412,490
Crown Castle, Inc.	4,205	373,320
Digital Realty Trust, Inc.	3,494	702,084
Equinix, Inc.	989	1,070,919
Equity Residential	3,332	217,846

	Shares	Value
Common Stocks (continued) Real Estate (continued)
Essex Property Trust, Inc.	651	$171,350
Extra Space Storage, Inc.	2,129	305,150
Iron Mountain, Inc.	2,974	374,694
Prologis, Inc.	9,293	1,319,792
Public Storage	1,565	473,334
SBA Communications Corp.	1,027	227,172
Ventas, Inc.	4,707	413,557
Welltower, Inc.	6,915	1,502,906
Total Real Estate		8,652,870
Utilities — 1.2%
American Water Works Co., Inc.	1,865	239,503
Edison International	3,778	262,533
Eversource Energy	3,633	256,853
Exelon Corp.	9,917	456,083
NextEra Energy, Inc.	20,745	2,030,521
Public Service Enterprise Group, Inc.	4,938	403,237
Sempra	1,622	154,285
Total Utilities		3,803,015
Total Common Stocks
(Cost $265,135,997)		315,026,997
Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(b)
(Cost $297,833)	297,833	297,833
Total Investments — 100.0% (Cost $265,433,830)		315,324,830
Other Assets and Liabilities, Net — 0.0%(c)		131,613
Net Assets — 100.0%		$315,456,443

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $138,319; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $136,747.

(b)Reflects the 1-day yield at April 30, 2026.

(c)Less than 0.05%.

See notes to financial statements.

Schedule of Investments — NYLI Candriam U.S. Large Cap Equity ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$315,026,997	$—	$—	$315,026,997
Short-Term Investment:
Money Market Funds	297,833	—	—	297,833
Total Investments in Securities	$315,324,830	$—	$—	$315,324,830

(d)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF

April 30, 2026

	Shares	Value
Common Stocks — 99.5%
Australia — 7.2%
ALS Ltd.	54,843	$839,055
ANZ Group Holdings Ltd.	200,809	5,291,210
APA Group	86,999	646,744
Aristocrat Leisure Ltd.	41,443	1,408,726
ASX Ltd.	14,539	635,530
Atlas Arteria Ltd.	111,463	384,654
Aurizon Holdings Ltd.	179,734	538,845
BHP Group Ltd.	321,474	12,415,943
Brambles Ltd.	95,111	1,547,438
CAR Group Ltd.	36,634	668,194
Charter Hall Group	48,390	701,017
Cochlear Ltd.	5,871	396,769
Coles Group Ltd.	85,942	1,366,130
Commonwealth Bank of Australia	106,289	13,270,460
Computershare Ltd.	43,096	935,091
CSL Ltd.	30,795	2,753,555
Dexus	136,351	610,723
EBOS Group Ltd.	10,838	135,785
Endeavour Group Ltd.(a)	149,702	360,554
Fortescue Ltd.	113,614	1,605,064
Glencore PLC*	661,569	5,104,344
Goodman Group	146,505	3,115,648
GPT Group (The)	200,464	684,586
HUB24 Ltd.	9,022	540,508
IGO Ltd.*	77,095	411,825
Insurance Australia Group Ltd.	146,810	792,672
Lottery Corp., Ltd. (The)	178,206	707,228
Lynas Rare Earths Ltd.*	60,112	821,563
Macquarie Group Ltd.	24,871	4,203,459
Medibank Pvt Ltd.	216,337	729,460
Mineral Resources Ltd.*	15,328	702,087
Mirvac Group	498,877	609,734
National Australia Bank Ltd.	202,982	5,819,833
Origin Energy Ltd.	119,423	1,038,894
PLS Group Ltd.*	224,475	971,544
Pro Medicus Ltd.	5,027	485,742
QBE Insurance Group Ltd.	100,958	1,621,518
Ramsay Health Care Ltd.	17,254	483,537
REA Group Ltd.	4,320	527,530
Region Group	236,167	392,219
Rio Tinto Ltd.(a)	26,620	3,203,770
Rio Tinto PLC	68,235	6,813,115
Santos Ltd.	220,704	1,269,399
Scentre Group	466,877	1,245,301
SEEK Ltd.	39,615	394,179
Sonic Healthcare Ltd.	39,282	558,339
South32 Ltd.	390,067	1,130,166
Steadfast Group Ltd.	108,889	331,931
Stockland	228,290	664,721
Suncorp Group Ltd.	71,840	883,719
Technology One Ltd.	33,297	670,048
Transurban Group	205,195	2,065,345
Treasury Wine Estates Ltd.(a)	99,724	310,445
Vicinity Ltd.	350,632	632,737
Wesfarmers Ltd.	75,791	3,973,399
Westpac Banking Corp.	226,073	6,257,592
WiseTech Global Ltd.	15,949	489,849

	Shares	Value
Common Stocks (continued)
Australia (continued)
Woodside Energy Group Ltd.	121,903	$ 2,940,389
Woolworths Group Ltd.	80,486	1,989,988
Total Australia		112,099,850
Austria — 0.3%
ANDRITZ AG	5,419	459,593
BAWAG Group AG	4,474	764,665
Erste Group Bank AG	17,430	1,926,035
Mondi PLC	34,384	354,250
OMV AG	11,120	784,614
Raiffeisen Bank International AG	7,302	397,444
Strabag SE, Bearer	1,579	166,516
Verbund AG	5,031	378,588
Total Austria		5,231,705
Belgium — 0.8%
Ageas SA	13,552	1,060,340
Anheuser-Busch InBev SA	58,373	4,409,747
D’ieteren Group	1,750	360,478
Groupe Bruxelles Lambert NV	9,267	864,215
KBC Group NV	15,029	1,996,568
Lotus Bakeries NV(a)	31	373,100
Sofina SA(a)	1,678	429,106
Syensqo SA(a)	5,142	339,893
UCB SA*	7,650	2,074,746
Warehouses De Pauw CVA	17,386	456,839
Total Belgium		12,365,032
Côte d’Ivoire — 0.1%
Endeavour Mining PLC	15,155	908,987
Cambodia — 0.0%(b)
NagaCorp Ltd.	154,880	79,083
Chile — 0.1%
Antofagasta PLC	21,788	1,050,882
China — 0.5%
AAC Technologies Holdings, Inc.	53,010	243,607
BOC Aviation Ltd.	18,304	186,457
BOC Hong Kong Holdings Ltd.	254,841	1,454,794
Lenovo Group Ltd.(a)	490,387	731,159
MMG Ltd.*	265,033	281,146
Nexteer Automotive Group Ltd.	62,454	38,347
Prosus NV*	75,939	3,658,520
Shenzhou International Group Holdings Ltd.	49,391	295,069
SITC International Holdings Co., Ltd.	90,450	377,330
Wilmar International Ltd.	180,195	510,780
Xinyi Glass Holdings Ltd.(a)	159,428	196,391
Total China		7,973,600
Czechia — 0.0%(b)
CSG NV*	9,121	197,040
Denmark — 1.3%
Carlsberg A/S, Class B	5,485	742,401
Coloplast A/S, Class B	8,213	507,857
Danske Bank A/S	41,383	2,126,286
DSV A/S	12,222	2,990,218
Genmab A/S*	3,964	1,051,657
Novo Nordisk A/S, Class B	197,217	8,428,804
Novonesis Novozymes B, Class B	22,753	1,396,234
Orsted A/S*	29,254	782,314

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Denmark (continued)
Pandora A/S	4,956	$ 376,401
Tryg A/S	18,799	450,933
Vestas Wind Systems A/S	65,445	2,004,928
Total Denmark		20,858,033
Finland — 1.1%
Elisa OYJ	10,531	510,688
Fortum OYJ(a)	26,925	677,168
Kesko OYJ, B Shares	19,176	471,482
Kone OYJ, Class B	20,036	1,273,873
Metso Outotec OYJ(a)	42,710	735,481
Neste OYJ	25,559	880,569
Nokia OYJ	321,914	4,004,666
Nordea Bank Abp	203,588	3,818,708
Orion OYJ, Class B	7,041	567,423
Sampo OYJ, A Shares	169,995	1,764,799
Stora Enso OYJ, R Shares	36,447	404,454
UPM-Kymmene OYJ(a)	32,458	969,765
Wartsila OYJ Abp	28,932	1,213,306
Total Finland		17,292,382
France — 7.2%
Accor SA	16,332	807,136
Air Liquide SA	37,015	7,949,402
Airbus SE	36,957	7,581,457
Alstom SA*(a)	24,142	483,701
AXA SA	107,616	5,168,214
BNP Paribas SA	63,086	6,603,280
Bouygues SA(a)	15,736	928,123
Capgemini SE	10,905	1,317,585
Carrefour SA	41,536	825,867
Cie de Saint-Gobain SA	30,426	2,771,062
Cie Generale des Etablissements Michelin SCA	46,645	1,687,467
Danone SA	42,321	3,313,278
Dassault Systemes SE(a)	47,328	1,060,116
Edenred SE(a)	17,451	435,620
Eiffage SA	5,928	952,674
Engie SA(a)	121,430	3,998,381
EssilorLuxottica SA(a)	18,455	3,923,809
Gecina SA	6,336	534,020
Getlink SE(a)	28,174	630,253
Hermes International SCA	2,151	4,096,458
Klepierre SA	18,048	729,559
Legrand SA	17,435	3,104,628
L’Oreal SA	14,416	6,190,147
LVMH Moet Hennessy Louis Vuitton SE	15,876	8,406,562
Orange SA	144,991	3,022,347
Pernod Ricard SA(a)	12,607	929,317
Publicis Groupe SA	15,881	1,478,784
Renault SA(a)	14,307	499,624
Rexel SA	18,178	762,534
Safran SA	22,063	7,065,502
Sartorius Stedim Biotech	2,101	386,199
Societe Generale SA	44,684	3,587,384
Sodexo SA(a)	7,543	383,308
Thales SA	6,018	1,651,194
TotalEnergies SE	116,566	10,841,918
Unibail-Rodamco-Westfield*	9,571	1,157,529
Veolia Environnement SA	41,948	1,768,500

	Shares	Value
Common Stocks (continued)
France (continued)
Vinci SA	32,777	$4,940,696
Total France		111,973,635
Germany — 7.4%
adidas AG	10,726	1,854,603
Allianz SE	24,286	11,082,083
BASF SE	58,513	3,757,275
Bayer AG	63,174	2,819,738
Bayerische Motoren Werke AG	22,624	2,067,922
Bechtle AG	7,587	258,454
Beiersdorf AG(a)	7,162	592,969
Commerzbank AG	43,990	1,816,920
Continental AG*	7,965	599,655
CTS Eventim AG & Co. KGaA	4,559	300,286
Daimler Truck Holding AG	33,648	1,694,873
Deutsche Bank AG	113,748	3,535,944
Deutsche Boerse AG	11,979	3,675,988
Deutsche Lufthansa AG	47,170	405,588
Deutsche Post AG	60,208	3,558,182
Deutsche Telekom AG	215,430	6,967,208
E.ON SE	147,407	3,266,374
Fresenius Medical Care AG	14,786	669,678
Fresenius SE & Co. KGaA	27,684	1,339,580
GEA Group AG	11,025	754,632
Hannover Rueck SE	4,238	1,280,627
Heidelberg Materials AG	8,242	1,821,017
Henkel AG & Co. KGaA	6,965	480,004
Infineon Technologies AG	83,997	5,629,163
KION Group AG	5,424	281,864
Knorr-Bremse AG	5,047	586,413
LEG Immobilien SE	6,302	440,966
Mercedes-Benz Group AG	49,291	2,867,040
Merck KGaA	8,793	1,135,123
MTU Aero Engines AG	3,627	1,239,378
Muenchener Rueckversicherungs-Gesellschaft AG	8,345	5,000,265
Nemetschek SE	4,441	321,947
RENK Group AG	5,242	331,868
Rheinmetall AG	2,841	4,518,379
RWE AG	43,518	3,163,999
SAP SE	64,193	10,956,364
Siemens AG	45,960	13,615,801
Siemens Energy AG	46,393	9,827,384
Siemens Healthineers AG	25,338	1,036,727
Zalando SE*	16,447	405,734
Total Germany		115,958,015
Greece — 0.0%(b)
Metlen Energy & Metals PLC*(a)	6,824	287,535
Hong Kong — 1.7%
AIA Group Ltd.	667,764	7,249,826
ASMPT Ltd.	28,837	600,391
CK Asset Holdings Ltd.	141,466	882,340
CLP Holdings Ltd.	115,750	1,109,663
Henderson Land Development Co., Ltd.(a)	128,474	504,794
Hong Kong & China Gas Co., Ltd.	831,523	767,437
Hong Kong Exchanges & Clearing Ltd.	77,151	4,061,538
Hongkong Land Holdings Ltd.	77,012	607,625

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
Jardine Matheson Holdings Ltd.	11,657	$791,394
Link REIT	189,942	950,468
MTR Corp., Ltd.(a)	136,268	580,297
Orient Overseas International Ltd.(a)	7,590	132,253
Power Assets Holdings Ltd.	101,821	839,004
Prudential PLC	158,890	2,370,655
Sino Land Co., Ltd.	364,976	581,912
Sun Hung Kai Properties Ltd.	99,992	1,733,386
Swire Pacific Ltd., Class A	35,872	388,313
Techtronic Industries Co., Ltd.	96,236	1,374,668
WH Group Ltd.	558,936	679,249
Wharf Real Estate Investment Co., Ltd.	133,244	413,998
Total Hong Kong		26,619,211
Ireland — 0.3%
AIB Group PLC	134,109	1,541,385
Bank of Ireland Group PLC	59,772	1,173,732
Kerry Group PLC, Class A	10,409	881,581
Kingspan Group PLC	9,523	878,594
Total Ireland		4,475,292
Israel — 1.3%
Bank Hapoalim BM	112,482	3,010,417
Bank Leumi Le-Israel BM	123,578	3,121,944
Big Shopping Centers Ltd.	3,670	968,423
Elbit Systems Ltd.	1,938	1,604,152
Enlight Renewable Energy Ltd.*	9,750	868,283
Harel Insurance Investments & Financial Services Ltd.	8,498	526,780
Israel Discount Bank Ltd., Class A	121,761	1,353,656
Migdal Insurance & Financial Holdings Ltd.*	56,074	357,283
Mizrahi Tefahot Bank Ltd.	18,355	1,442,461
Next Vision Stabilized Systems Ltd.	4,935	564,855
Nice Ltd.*	5,587	563,214
Phoenix Financial Ltd.	17,537	1,053,236
Shufersal Ltd.	51,253	764,068
Teva Pharmaceutical Industries Ltd.*	79,807	2,806,079
Tower Semiconductor Ltd.*	8,648	1,775,796
Total Israel		20,780,647
Italy — 3.0%
Banca Monte dei Paschi di Siena SpA(a)	137,594	1,461,032
Banco BPM SpA(a)	102,130	1,483,765
BPER Banca SpA(a)	100,575	1,478,753
Brunello Cucinelli SpA(a)	3,504	340,173
Coca-Cola HBC AG*	13,483	784,151
Davide Campari-Milano NV(a)	48,198	356,193
Enel SpA	503,661	5,863,283
Eni SpA	131,973	3,715,456
Ferrari NV	7,809	2,687,184
FinecoBank Banca Fineco SpA	48,048	1,188,124
Generali(a)	67,780	3,029,300
Intesa Sanpaolo SpA	1,001,418	6,783,959
Leonardo SpA	26,740	1,663,095
Mediobanca Banca di Credito Finanziario SpA	13,559	315,642
Moncler SpA	16,445	988,459
Nexi SpA(a)	63,273	300,452

	Shares	Value
Common Stocks (continued)
Italy (continued)
PRADA SpA	47,636	$211,006
Prysmian SpA	19,908	2,988,022
Recordati Industria Chimica e Farmaceutica SpA	10,470	609,669
Ryanair Holdings PLC	15,215	400,151
Snam SpA	185,392	1,462,728
Telecom Italia SpA*	1,240,798	977,233
UniCredit SpA	96,346	7,416,273
Total Italy		46,504,103
Japan — 23.1%
Advantest Corp.	45,978	8,291,620
Aeon Co., Ltd.	162,718	1,567,941
AGC, Inc.	20,067	715,704
Aisin Corp.	46,630	740,492
Ajinomoto Co., Inc.	64,798	2,104,731
Aozora Bank Ltd.	19,939	320,452
Asahi Group Holdings Ltd.(a)	109,568	1,082,360
Asahi Intecc Co., Ltd.	18,751	394,632
Asahi Kasei Corp.	114,086	1,117,527
Asics Corp.	45,388	1,283,683
Astellas Pharma, Inc.	128,669	1,832,674
Bandai Namco Holdings, Inc.	40,718	941,395
BayCurrent, Inc.	10,613	342,693
Bic Camera, Inc.(a)	22,574	233,440
Bridgestone Corp.	85,863	1,788,984
Brother Industries Ltd.	26,071	496,448
Canon, Inc.	63,781	1,630,902
Capcom Co., Ltd.	25,070	528,421
Central Japan Railway Co.	61,786	1,476,193
Chubu Electric Power Co., Inc.	62,680	1,076,166
Chugai Pharmaceutical Co., Ltd.	41,850	2,167,478
CyberAgent, Inc.	36,860	293,671
Dai Nippon Printing Co., Ltd.	37,317	706,786
Daifuku Co., Ltd.	26,883	1,163,120
Daiichi Life Group, Inc.	236,861	2,176,573
Daiichi Sankyo Co., Ltd.	119,206	1,969,080
Daikin Industries Ltd.	18,530	2,597,310
Daito Trust Construction Co., Ltd.	27,996	628,505
Daiwa House Industry Co., Ltd.	44,549	1,361,160
Daiwa Securities Group, Inc.	127,462	1,193,647
Daiwa Securities Living Investments Corp.	602	412,205
Denso Corp.	132,969	1,597,359
Dentsu Group, Inc.*(a)	18,609	354,593
Disco Corp.	5,775	2,727,467
East Japan Railway Co.	76,270	1,648,976
Ebara Corp.	34,276	1,165,172
Eisai Co., Ltd.	19,573	585,423
ENEOS Holdings, Inc.	199,142	1,678,102
FANUC Corp.	64,107	2,812,518
Fast Retailing Co., Ltd.	11,469	5,385,940
Fuji Electric Co., Ltd.	11,480	958,590
FUJIFILM Holdings Corp.	84,822	1,564,312
Fujikura Ltd.	105,233	4,009,740
Fujitsu Ltd.	113,217	2,297,502
Furukawa Electric Co., Ltd.	4,671	1,262,948
GLP J-Reit	607	524,862
Hamamatsu Photonics K.K.	28,809	371,913
Hankyu Hanshin Holdings, Inc.(a)	23,634	681,398

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hikari Tsushin, Inc.	1,599	$387,748
Hirose Electric Co., Ltd.	3,613	503,199
Hitachi Ltd.	275,457	8,581,609
Honda Motor Co., Ltd.	257,002	2,077,107
Hoya Corp.	22,018	4,088,726
Idemitsu Kosan Co., Ltd.	66,989	576,463
IHI Corp.	62,442	1,136,831
Inpex Corp.	62,155	1,646,044
Isetan Mitsukoshi Holdings Ltd.(a)	26,248	497,306
Isuzu Motors Ltd.	45,926	628,935
ITOCHU Corp.	407,398	5,038,367
J Front Retailing Co., Ltd.	24,818	361,964
Japan Logistics Fund, Inc.	665	403,570
Japan Post Bank Co., Ltd.	131,549	2,257,332
Japan Post Holdings Co., Ltd.	130,117	1,513,693
Japan Steel Works Ltd. (The)	5,481	331,892
Japan Tobacco, Inc.	76,916	2,878,736
JX Advanced Metals Corp.	36,766	1,123,826
Kajima Corp.	34,221	1,335,821
Kansai Electric Power Co., Inc. (The)(a)	70,036	1,119,780
Kao Corp.(a)	33,724	1,255,517
Kawasaki Heavy Industries Ltd.	55,247	1,134,167
Kawasaki Kisen Kaisha Ltd.(a)	27,624	451,718
KDDI Corp.	186,347	3,071,000
Keio Corp.	67,889	319,419
Keisei Electric Railway Co., Ltd.	43,202	306,567
Kewpie Corp.	14,967	397,897
Keyence Corp.	12,216	5,558,220
Kikkoman Corp.	59,140	538,357
Kintetsu Group Holdings Co., Ltd.(a)	20,939	445,357
Kioxia Holdings Corp.*	11,957	2,865,926
Kirin Holdings Co., Ltd.	65,502	1,036,420
Kobe Bussan Co., Ltd.	11,239	192,283
Kobe Steel Ltd.	36,052	443,216
Koito Manufacturing Co., Ltd.	26,195	425,091
Komatsu Ltd.	62,239	2,604,264
Konami Group Corp.	6,682	805,908
Kotobuki Spirits Co., Ltd.	12,462	160,045
K’s Holdings Corp.	24,489	282,701
Kubota Corp.	77,575	1,263,833
Kuraray Co., Ltd.	41,367	433,983
Kurita Water Industries Ltd.	11,688	628,685
Kyocera Corp.	103,857	1,796,397
Kyoto Financial Group, Inc.	22,494	622,405
Kyowa Kirin Co., Ltd.	23,585	355,495
Kyushu Electric Power Co., Inc.	43,057	464,078
Lasertec Corp.	5,259	1,432,671
Lion Corp.	27,338	267,178
Lixil Corp.(a)	36,816	380,365
LY Corp.	205,193	539,875
Makita Corp.	20,984	785,770
Marubeni Corp.	98,122	3,802,028
Marui Group Co., Ltd.	21,773	417,384
MatsukiyoCocokara & Co.	28,717	418,921
MEIJI Holdings Co., Ltd.	25,450	602,368
MINEBEA MITSUMI, Inc.	35,052	698,781
MISUMI Group, Inc.	24,066	551,181
Mitsubishi Chemical Group Corp.	137,930	802,468
Mitsubishi Corp.	209,151	6,660,052

	Shares	Value
Common Stocks (continued)
Japan (continued)
Mitsubishi Electric Corp.	131,438	$5,226,318
Mitsubishi Estate Co., Ltd.	78,246	2,213,987
Mitsubishi Heavy Industries Ltd.	204,242	6,014,976
Mitsubishi UFJ Financial Group, Inc.	702,693	12,631,927
Mitsui & Co., Ltd.	164,233	6,179,240
Mitsui Chemicals, Inc.	42,475	513,641
Mitsui Fudosan Co., Ltd.	183,673	1,997,834
Mitsui Kinzoku Co., Ltd.	3,774	1,019,935
Mitsui OSK Lines Ltd.(a)	22,828	864,581
Mizuho Financial Group, Inc.	157,567	6,758,976
Money Forward, Inc.*(a)	5,649	170,330
Morinaga Milk Industry Co., Ltd.	10,202	308,980
MS&AD Insurance Group Holdings, Inc.	85,356	2,197,289
Murata Manufacturing Co., Ltd.	112,649	3,706,444
NEC Corp.	83,839	2,194,083
Nexon Co., Ltd.	24,795	418,115
NGK Corp.	26,818	849,010
NH Foods Ltd.	10,908	451,898
NIDEC CORP*	65,895	1,007,947
Nintendo Co., Ltd.	65,952	3,235,206
Nippon Building Fund, Inc.	859	718,643
NIPPON EXPRESS HOLDINGS INC	22,890	599,036
Nippon Paint Holdings Co., Ltd.	74,407	469,742
Nippon Prologis REIT, Inc.	822	468,950
Nippon Sanso Holdings Corp.	15,738	556,386
Nippon Steel Corp.(a)	366,856	1,339,789
Nippon Yusen K.K.(a)	28,128	1,017,566
Nissan Chemical Corp.	12,890	557,288
Nissan Motor Co., Ltd.*(a)	189,913	431,441
Nisshin Seifun Group, Inc.	35,093	446,542
Nissin Foods Holdings Co., Ltd.(a)	19,330	345,820
Nitto Denko Corp.	53,349	1,020,476
Nomura Holdings, Inc.	225,518	1,808,260
Nomura Real Estate Master Fund, Inc.	559	575,748
Nomura Research Institute Ltd.	30,581	808,312
NSK Ltd.	78,072	631,730
NTT, Inc.	1,965,358	1,912,620
Obayashi Corp.	52,973	1,236,899
Obic Co., Ltd.	26,354	699,780
Odakyu Electric Railway Co., Ltd.	36,397	365,816
Oji Holdings Corp.	96,044	504,108
Olympus Corp.	78,338	773,107
Omron Corp.	17,004	604,724
Ono Pharmaceutical Co., Ltd.	36,017	530,010
Oriental Land Co., Ltd.	73,037	1,020,015
ORIX Corp.	81,537	2,744,697
Osaka Gas Co., Ltd.	28,638	1,038,391
Otsuka Corp.	24,087	445,526
Otsuka Holdings Co., Ltd.	29,974	2,180,553
Pan Pacific International Holdings Corp.	140,059	794,923
Panasonic Holdings Corp.	151,809	3,102,927
Pola Orbis Holdings, Inc.(a)	27,778	229,201
Rakuten Group, Inc.*	114,397	554,227
Resona Holdings, Inc.	152,874	1,891,109
Resonac Holdings Corp.(a)	13,171	1,194,766
Ricoh Co., Ltd.	57,250	480,965
Rohm Co., Ltd.	28,735	623,091

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Japan (continued)
Ryohin Keikaku Co., Ltd.	33,710	$778,080
Sanrio Co., Ltd.(a)	67,789	395,820
Santen Pharmaceutical Co., Ltd.	35,890	370,111
Sanwa Holdings Corp.	19,254	438,515
SBI Holdings, Inc.	44,878	904,691
SCREEN Holdings Co., Ltd.	13,456	878,433
Secom Co., Ltd.	33,384	1,222,834
Sekisui Chemical Co., Ltd.	41,151	621,972
Sekisui House Ltd.	54,453	1,184,932
Seven & I Holdings Co., Ltd.	145,632	1,738,792
Shimadzu Corp.	23,432	543,091
Shimamura Co., Ltd.	15,975	333,762
Shimano, Inc.	5,854	613,212
Shimizu Corp.	43,208	837,663
Shin-Etsu Chemical Co., Ltd.	120,700	5,581,138
Shionogi & Co., Ltd.	57,062	1,154,312
Shiseido Co., Ltd.	29,355	595,886
Shizuoka Financial Group, Inc.	46,592	817,936
SMC Corp.	3,888	1,887,617
Socionext, Inc.	18,646	221,199
SoftBank Corp.	2,025,641	2,868,382
SoftBank Group Corp.	246,069	8,195,234
Sompo Holdings, Inc.	61,472	2,274,038
Sony Financial Group, Inc.	471,808	421,211
Sony Group Corp.	380,805	7,564,825
Stanley Electric Co., Ltd.	20,937	407,904
Subaru Corp.	44,015	659,923
Sumitomo Corp.	71,533	2,665,854
Sumitomo Electric Industries Ltd.	49,500	3,218,819
Sumitomo Forestry Co., Ltd.	47,646	421,564
Sumitomo Metal Mining Co., Ltd.	18,636	1,120,622
Sumitomo Mitsui Financial Group, Inc.	238,206	8,378,747
Sumitomo Realty & Development Co., Ltd.	48,093	1,486,324
Suntory Beverage & Food Ltd.	14,987	430,277
Suzuki Motor Corp.	123,948	1,383,000
Sysmex Corp.	38,928	342,317
Taisei Corp.	11,617	1,256,924
Takeda Pharmaceutical Co., Ltd.	107,330	3,609,515
TDK Corp.	132,558	2,445,097
Teijin Ltd.	39,688	398,767
Terumo Corp.	102,234	1,302,838
TIS, Inc.	16,925	369,055
Tobu Railway Co., Ltd.	24,450	435,780
Toho Co., Ltd.	45,773	425,439
Tokio Marine Holdings, Inc.	119,829	5,507,217
Tokyo Electric Power Co. Holdings, Inc.*	109,881	415,249
Tokyo Electron Ltd.	28,340	8,027,903
Tokyo Gas Co., Ltd.	24,328	1,035,498
Tokyu Corp.	48,131	511,241
Tokyu Fudosan Holdings Corp.	68,373	583,574
Tomy Co., Ltd.	11,633	188,965
TOPPAN Holdings, Inc.	19,404	575,786
Toray Industries, Inc.	120,168	859,630
Tosoh Corp.	35,151	541,268
TOTO Ltd.	13,679	473,556
Toyo Suisan Kaisha Ltd.	7,243	498,720
Toyota Industries Corp.*(a)	2,648	345,226

	Shares	Value
Common Stocks (continued)
Japan (continued)
Toyota Motor Corp.	671,611	$12,956,064
Toyota Tsusho Corp.	49,035	1,909,081
Trend Micro, Inc.	10,561	369,050
Unicharm Corp.	92,248	536,929
USS Co., Ltd.	44,168	477,743
West Japan Railway Co.	39,221	708,684
Workman Co., Ltd.	3,563	163,706
Yakult Honsha Co., Ltd.(a)	20,904	364,508
Yamaha Corp.	48,891	350,993
Yamaha Motor Co., Ltd.(a)	79,610	561,875
Yamato Holdings Co., Ltd.	27,916	314,334
Yaskawa Electric Corp.	21,312	750,724
Yokogawa Electric Corp.	22,244	775,463
Yokohama Financial Group, Inc.	93,119	882,433
Zenkoku Hosho Co., Ltd.	20,788	418,400
Zensho Holdings Co., Ltd.	7,355	404,723
Total Japan		361,364,644
Luxembourg — 0.1%
ArcelorMittal SA	26,701	1,542,273
Eurofins Scientific SE(a)	8,600	595,406
RTL Group SA(a)	2,374	91,203
Total Luxembourg		2,228,882
Macau — 0.1%
Galaxy Entertainment Group Ltd.	151,995	643,390
Sands China Ltd.	170,575	355,358
Total Macau		998,748
Mexico — 0.0%(b)
Fresnillo PLC	13,498	593,353
Netherlands — 4.2%
ABN AMRO Bank NV	34,063	1,182,343
Adyen NV*	1,661	1,867,573
Akzo Nobel NV	11,337	663,346
Argenx SE*(a)	3,923	3,074,048
ASM International NV	2,860	2,786,594
ASML Holding NV(c)	24,082	34,531,997
ASR Nederland NV	12,215	925,066
BE Semiconductor Industries NV	4,415	1,280,251
Euronext NV	6,716	1,125,793
EXOR NV(a)	6,165	483,087
Heineken Holding NV	7,409	524,943
Heineken NV	17,512	1,358,676
ING Groep NV	183,094	5,316,831
Koninklijke Ahold Delhaize NV	58,604	2,751,187
Koninklijke KPN NV	253,344	1,356,351
Koninklijke Philips NV	48,935	1,285,256
Magnum Ice Cream Co. NV (The)*	30,231	441,152
NN Group NV	19,151	1,669,153
Randstad NV(a)	8,897	262,376
Universal Music Group NV(a)	61,557	1,286,409
Wolters Kluwer NV	15,154	1,180,707
Total Netherlands		65,353,139
New Zealand — 0.2%
a2 Milk Co., Ltd. (The)	45,938	233,832
Auckland International Airport Ltd.	141,348	686,555
Contact Energy Ltd.	51,079	285,692
Fisher & Paykel Healthcare Corp., Ltd.	42,907	923,310
Mainfreight Ltd.	8,871	308,146

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
New Zealand (continued)
Meridian Energy Ltd.	110,766	$370,413
Spark New Zealand Ltd.	171,123	209,558
Xero Ltd.*	13,279	764,135
Total New Zealand		3,781,641
Norway — 0.6%
Aker BP ASA	21,942	850,546
DNB Bank ASA	60,411	1,822,214
Equinor ASA	43,692	1,746,252
Kongsberg Gruppen ASA	27,675	922,242
Kongsberg Maritime A/S*	27,675	180,640
Mowi ASA	31,392	693,131
Norsk Hydro ASA	104,903	1,153,047
Orkla ASA	51,209	628,649
Telenor ASA	47,324	775,795
Var Energi ASA	74,520	375,940
Vend Marketplaces ASA, Class B	13,697	375,163
Total Norway		9,523,619
Poland — 0.4%
Bank Polska Kasa Opieki SA	13,308	829,779
Dino Polska SA*	40,787	360,289
InPost SA*	15,920	284,232
KGHM Polska Miedz SA*	10,384	866,335
mBank SA*	1,149	361,378
ORLEN SA	42,064	1,540,515
Powszechna Kasa Oszczednosci Bank Polski SA	60,456	1,576,447
Powszechny Zaklad Ubezpieczen SA	51,821	908,088
Total Poland		6,727,063
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	689,166	734,858
EDP SA	199,230	1,085,099
Galp Energia SGPS SA	28,741	672,943
Total Portugal		2,492,900
Singapore — 1.4%
CapitaLand Integrated Commercial Trust	724,165	1,341,941
Capitaland Investment Ltd.	247,828	540,978
DBS Group Holdings Ltd.	123,933	5,692,812
Genting Singapore Ltd.(a)	637,139	340,194
Keppel Ltd.	106,148	905,994
Keppel REIT	11,791	8,286
Mapletree Industrial Trust	424,422	656,520
Oversea-Chinese Banking Corp., Ltd.	213,273	3,667,448
Seatrium Ltd.	131,737	243,086
Singapore Airlines Ltd.	151,285	747,189
Singapore Exchange Ltd.	69,628	1,186,391
Singapore Technologies Engineering Ltd.	120,950	1,018,087
Singapore Telecommunications Ltd.	506,495	1,825,458
STMicroelectronics NV	42,005	2,266,352
United Overseas Bank Ltd.	79,913	2,268,348
Total Singapore		22,709,084
South Africa — 0.2%
Anglo American PLC	67,563	3,292,677
Alteogen, Inc.*	2,860	710,565
APR Corp.	2,210	632,514

	Shares	Value
Common Stocks (continued)
South Korea — 9.0%
Celltrion, Inc.*	11,494	$1,553,767
CJ CheilJedang Corp.	2,643	439,253
Coway Co., Ltd.	6,205	360,201
DB Insurance Co., Ltd.	4,681	528,948
Delivery Hero SE*	15,751	378,587
Doosan Enerbility Co., Ltd.*	32,615	2,794,880
Ecopro BM Co., Ltd.	5,124	711,667
Ecopro Co., Ltd.*	8,583	884,804
Ecopro Materials Co., Ltd.*	6,502	352,016
Hana Financial Group, Inc.	23,543	2,030,171
Hankook Tire & Technology Co., Ltd.	15,169	605,451
Hanwha Aerospace Co., Ltd.	2,177	2,079,834
Hanwha Ocean Co., Ltd.*	10,149	901,860
Hanwha Vision Co., Ltd.*	5,582	324,412
HD Hyundai Electric Co., Ltd.	1,923	1,623,244
HD Hyundai Heavy Industries Co., Ltd.	2,514	1,161,064
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,990	1,241,495
HLB, Inc.*	9,676	396,643
HMM Co., Ltd.	21,455	296,540
Hyundai Mobis Co., Ltd.	5,396	1,546,184
Hyundai Motor Co.	11,369	4,070,212
Hyundai Rotem Co., Ltd.	5,632	1,019,547
Industrial Bank of Korea	58,628	893,334
Kakao Corp.	29,068	926,993
KakaoBank Corp.	35,712	586,291
KB Financial Group, Inc.	27,165	2,939,578
Kia Corp.	19,474	1,993,091
Korea Aerospace Industries Ltd.	6,158	701,660
Korean Air Lines Co., Ltd.	42,412	702,006
Krafton, Inc.*	2,745	490,443
LG Chem Ltd.	5,336	1,428,258
LG Corp.	14,098	941,958
LG Display Co., Ltd.*	62	513
LG Energy Solution Ltd.*	4,207	1,306,178
LIG Defense&Aerospace Co., Ltd.	893	566,554
Meritz Financial Group, Inc.*	6,805	512,486
POSCO Holdings, Inc.	7,304	2,275,113
Rainbow Robotics*	929	415,895
Samsung Biologics Co., Ltd.*	979	970,287
Samsung C&T Corp.	8,668	1,744,470
Samsung Electronics Co., Ltd.	334,843	49,779,451
Samsung Episholdings Co., Ltd.*	751	274,941
Samsung Fire & Marine Insurance Co., Ltd.	2,888	897,632
Samsung Heavy Industries Co., Ltd.*	55,970	1,220,759
Samsung SDI Co., Ltd.*	5,560	2,605,313
Samsung SDS Co., Ltd.	6,981	782,256
Shinhan Financial Group Co., Ltd.	32,543	2,191,913
SK Hynix, Inc.	34,497	29,910,425
SK Square Co., Ltd.*	6,575	3,728,139
SK, Inc.	4,927	1,411,795
Woori Financial Group, Inc.	69,447	1,561,527
Yuhan Corp.	7,134	440,584
Total South Korea		140,843,702
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	12,357	1,777,130
Aena SME SA	46,316	1,262,650

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
Spain (continued)
Amadeus IT Group SA	28,306	$1,627,011
Banco Bilbao Vizcaya Argentaria SA	349,879	7,720,092
Banco de Sabadell SA	315,993	1,222,486
Banco Santander SA(a)	904,202	11,009,779
Bankinter SA	41,024	681,664
CaixaBank SA	225,786	2,871,059
Cellnex Telecom SA*	37,222	1,249,641
EDP Renovaveis SA*	22,738	378,220
Endesa SA	22,722	1,017,916
Grifols SA(a)	32,536	341,970
Iberdrola SA	418,276	9,788,624
Indra Sistemas SA(a)	6,203	355,162
Industria de Diseno Textil SA(a)	68,649	4,073,135
Naturgy Energy Group SA	27,363	859,587
Red Electrica Corp. SA(a)	33,380	583,430
Repsol SA	72,736	1,943,654
Telefonica SA(a)	265,182	1,200,113
Total Spain		49,963,323
Sweden — 2.9%
Alfa Laval AB(a)	19,811	1,173,427
Assa Abloy AB, Class B(a)	66,622	2,530,396
Atlas Copco AB, A Shares	160,848	3,028,537
Atlas Copco AB, B Shares	97,220	1,627,181
Beijer Ref AB(a)	33,603	469,256
Boliden AB	19,578	1,015,942
Castellum AB(a)	33,185	422,529
Epiroc AB, Class A	41,374	1,178,805
Epiroc AB, Class B	26,339	649,657
EQT AB(a)	36,163	1,159,324
Essity AB, Class B(a)	38,180	1,008,983
Evolution AB	8,147	565,682
Fastighets AB Balder, B Shares*(a)	52,519	311,870
Getinge AB, B Shares(a)	15,208	301,714
H & M Hennes & Mauritz AB, B Shares(a)	30,884	549,455
Hexagon AB, B Shares(a)	135,323	1,451,535
Industrivarden AB, A Shares	20,052	1,055,060
Indutrade AB	19,527	416,209
Investor AB, B Shares(a)	144,832	5,823,399
Nibe Industrier AB, B Shares(a)	102,187	456,378
Saab AB, Class B	23,261	1,407,944
Sandvik AB(a)	68,934	2,854,399
Securitas AB, B Shares(a)	35,792	596,153
Skandinaviska Enskilda Banken AB, Class A(a)	101,453	1,986,426
Skanska AB, B Shares	25,354	678,252
SKF AB, B Shares(a)	25,703	637,859
Svenska Cellulosa AB SCA, Class B(a)	41,519	471,200
Svenska Handelsbanken AB, A Shares(a)	101,361	1,430,266
Swedbank AB, A Shares(a)	53,442	1,869,797
Tele2 AB, B Shares	36,320	743,720
Telefonaktiebolaget LM Ericsson, B Shares	177,086	2,073,873
Telia Co. AB	149,768	781,224
Trelleborg AB, B Shares	15,969	646,914
Volvo AB, B Shares(a)	111,941	3,860,869
Total Sweden		45,234,235

	Shares	Value
Common Stocks (continued) Switzerland — 4.1%
ABB Ltd.	99,637	$9,993,640
Bachem Holding AG(a)	2,331	211,028
Barry Callebaut AG(a)	236	352,770
Chocoladefabriken Lindt & Spruengli AG	125	1,530,433
Cie Financiere Richemont SA, Class A	32,891	6,245,526
DSM-Firmenich AG	12,093	901,641
EMS-Chemie Holding AG	606	515,300
Galderma Group AG*	11,985	2,510,253
Geberit AG	2,306	1,554,534
Givaudan SA	494	1,759,210
Helvetia Baloise Holding AG*	5,612	1,535,667
Julius Baer Group Ltd.	14,969	1,226,920
Kuehne + Nagel International AG(a)	3,177	742,200
Logitech International SA	9,739	955,656
Lonza Group AG	4,370	2,677,711
Partners Group Holding AG(a)	1,470	1,593,965
PSP Swiss Property AG	4,766	951,311
Sandoz Group AG	27,096	2,166,848
Schindler Holding AG, Participating Certificate	4,210	1,471,791
SGS SA	11,282	1,221,032
SIG Group AG*(a)	24,825	402,190
Sika AG	10,117	1,858,977
Sonova Holding AG	3,414	747,365
Straumann Holding AG(a)	7,221	780,224
Swatch Group AG (The), Bearer(a)	2,578	595,836
Swiss Prime Site AG	7,463	1,291,150
Swisscom AG	1,893	1,601,201
Temenos AG	4,198	396,691
UBS Group AG	197,962	8,733,059
VAT Group AG	1,859	1,385,841
Zurich Insurance Group AG	9,466	6,582,202
Total Switzerland		64,492,172
Thailand — 0.0%(b)
Thai Beverage PCL	448,161	147,798
United Kingdom — 10.0%
3i Group PLC	62,832	2,187,406
Associated British Foods PLC	21,433	532,097
AstraZeneca PLC	92,371	17,507,211
Autotrader Group PLC	70,432	474,702
Aviva PLC	195,419	1,655,931
BAE Systems PLC	190,350	5,283,045
Barclays PLC	853,108	5,001,542
Barratt Redrow PLC	90,510	308,333
Beazley PLC	41,612	721,504
Berkeley Group Holdings PLC*	7,067	307,870
British American Tobacco PLC	132,008	7,754,519
British Land Co. PLC (The)	68,044	357,732
BT Group PLC	367,366	1,081,002
Bunzl PLC	25,833	850,195
Burberry Group PLC*	23,531	370,206
Centrica PLC	318,058	928,346
CK Hutchison Holdings Ltd.	189,927	1,577,118
Compass Group PLC	110,052	3,108,969
Convatec Group PLC	136,746	391,701
Croda International PLC	10,614	410,905

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
DCC PLC(a)	6,194	$466,284
Diageo PLC	142,352	2,845,415
Entain PLC	41,625	307,470
GSK PLC	248,456	6,510,863
Halma PLC	25,367	1,519,083
Howden Joinery Group PLC	38,785	409,500
HSBC Holdings PLC	1,058,939	19,411,196
ICG PLC	20,378	502,583
IMI PLC	18,482	701,187
Imperial Brands PLC	50,508	1,922,395
Informa PLC	87,779	945,397
International Consolidated Airlines Group SA	138,369	700,193
Intertek Group PLC	9,749	627,528
JD Sports Fashion PLC	172,322	157,589
Kingfisher PLC	121,384	472,393
Land Securities Group PLC	57,094	458,508
Legal & General Group PLC	354,141	1,211,236
Lloyds Banking Group PLC	3,680,459	4,985,664
London Stock Exchange Group PLC	31,081	4,033,367
M&G PLC	138,040	567,789
Marks & Spencer Group PLC	133,718	599,798
Melrose Industries PLC	80,386	525,952
National Grid PLC	315,035	5,617,308
NatWest Group PLC	497,538	3,956,398
Next PLC	7,729	1,359,549
Pearson PLC	47,810	702,611
Persimmon PLC	21,938	315,095
Reckitt Benckiser Group PLC	41,750	2,653,909
RELX PLC	115,618	4,213,603
Rentokil Initial PLC	168,543	1,130,689
Rightmove PLC	71,204	419,337
Rolls-Royce Holdings PLC	527,270	8,468,762
Sage Group PLC (The)	73,650	877,491
Segro PLC	81,271	767,520
Severn Trent PLC	19,492	865,846
Smith & Nephew PLC	57,933	895,068
Smiths Group PLC	23,154	800,410
Spirax Group PLC	5,076	494,412
SSE PLC	80,502	2,888,980
St James’s Place PLC	33,191	549,560
Standard Chartered PLC	112,477	2,847,078
Taylor Wimpey PLC	251,027	265,449
Tesco PLC	420,984	2,757,573
Unilever PLC	135,013	7,883,341
United Utilities Group PLC	48,971	969,545
Vodafone Group PLC	1,188,962	1,894,306
Weir Group PLC (The)	17,801	641,970
Whitbread PLC	12,914	392,025
Wise PLC, Class A*	51,811	740,288
Zegona Communications PLC	12,035	288,152
Total United Kingdom		156,347,999

	Shares	Value
Common Stocks (continued)
United States — 7.5%
Aegon Ltd.	93,152	$767,525
Alcon AG	32,052	2,386,123
Amrize Ltd.*	32,619	1,783,503
AP Moller - Maersk A/S, Class B(a)	343	812,256
BP PLC	974,092	7,727,401
Experian PLC	59,117	2,160,094
Ferrovial SE	31,008	2,125,689
GQG Partners, Inc.(a)	42,362	49,948
Haleon PLC	574,073	2,652,256
Holcim AG*	32,295	2,993,084
James Hardie Industries PLC*(a)	34,927	730,722
Light & Wonder, Inc.*	4,725	391,202
Nestle SA	158,032	15,973,953
Novartis AG	119,109	17,651,983
QIAGEN NV	12,416	422,882
Roche Holding AG	45,180	18,394,364
Samsonite Group SA	101,799	185,438
Sanofi SA	68,087	6,375,169
Schneider Electric SE	34,389	10,835,310
Shell PLC	355,008	16,044,633
Stellantis NV*	147,916	1,077,340
Sunbelt Rentals Holdings, Inc.	26,679	2,002,593
Swiss Re AG(a)	19,146	3,083,484
Total United States		116,626,952
Total Common Stocks
(Cost $1,174,353,101)		1,557,376,963
Preferred Stocks — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA, 3.33%	10,667	777,051
Volkswagen AG, 7.38%(a)	15,585	1,576,270
Total Preferred Stocks
(Cost $2,843,319)		2,353,321
Investment Company — 0.1%
International Equity Core Funds — 0.1%
Vanguard FTSE Developed Markets ETF
(Cost $720,879)	11,611	798,837
Short-Term Investments — 1.1%
Money Market Funds — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)(e)	15,218,626	15,218,626
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(d)	2,456,235	2,456,235
Total Short-Term Investments
(Cost $17,674,861)		17,674,861
Total Investments — 100.8% (Cost $1,195,592,160)		1,578,203,982
Other Assets and Liabilities, Net — (0.8)%		(12,910,257)
Net Assets — 100.0%		$1,565,293,725

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

Total Return Swap contracts outstanding at April 30, 2026:

Total Return Benchmark	Counterparty	Floating Rate(f)	Expiration Date	Payment Frequency	Notional Amount Long/(Short)(f)	Value/ Unrealized Appreciation/ (Depreciation)(g)
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.5%	10/12/2027	Monthly	$9,154,046	$—

The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(f) Portfolio receives on long positions or pays on short positions the floating rate total return of the reference rate entity.

(g)Reflects the value at reset date of April 30, 2026.

Abbreviations

FEDEF — Federal Funds Effective Rate

Forward Foreign Currency Contracts Outstanding as of April 30, 2026:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at April 30, 2026	Unrealized Appreciation
Swiss Franc	05/05/26	Morgan Stanley	48,073,561	$61,468,146	$61,505,597	$37,451
Danish Krone	05/05/26	Morgan Stanley	64,505,676	10,126,834	10,130,572	3,738
Euro	05/05/26	Morgan Stanley	187,084,724	219,448,697	219,512,651	63,954
Great British Pound	05/05/26	Morgan Stanley	74,782,149	101,612,638	101,616,766	4,128
Hong Kong Dollar	05/05/26	Morgan Stanley	110,423,240	14,095,129	14,098,729	3,600
Israeli Shekel	05/05/26	Morgan Stanley	28,678,803	9,713,577	9,714,653	1,076
Japanese Yen	05/05/26	Morgan Stanley	26,340,110,868	168,078,836	168,193,435	114,599
New Zealand Dollar	05/05/26	Morgan Stanley	2,442,354	1,437,866	1,438,143	277
Currency Contract - Pln	05/05/26	Morgan Stanley	11,171,202	3,077,667	3,077,943	276
Swedish Krona	05/05/26	Morgan Stanley	200,329,076	21,650,586	21,658,719	8,133
Singapore Dollar	05/05/26	Morgan Stanley	13,343,828	10,476,618	10,481,494	4,876
Unrealized Appreciation				$621,186,594	$621,428,702	$242,108

Industry	Value	% of Net Assets
Financials	$359,009,889	22.9%
Industrials	308,720,309	19.7
Information Technology	214,423,116	13.7
Health Care	146,976,630	9.4
Consumer Discretionary	128,260,548	8.2
Consumer Staples	99,585,420	6.4
Materials	96,668,374	6.2
Utilities	57,419,528	3.7
Energy	55,701,122	3.6
Communication Services	55,511,080	3.5
Real Estate	37,102,252	2.4
Money Market Funds	17,674,861	1.1
Total Investments	1,578,203,982	100.8%
Other Assets and Liabilities, Net	(12,910,257)	(0.8)
Total Net Assets	$1,565,293,725	100.0%

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $72,111,398; total market value of collateral held by the Fund was $75,586,941. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $60,368,315.

(b)Less than 0.05%.

(c)All or a portion of this security segregated as collateral for open swap and forward foreign currency contracts.

(d)Reflects the 1-day yield at April 30, 2026.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at April 30, 2026	Unrealized Appreciation
Australian Dollar	05/05/26	Morgan Stanley	(711,560)	$(512,310)	$(511,538)	$772
Swiss Franc	05/05/26	Morgan Stanley	(994,922)	(1,279,339)	(1,272,909)	6,430
Danish Krone	05/05/26	Morgan Stanley	(1,531,311)	(241,621)	(240,491)	1,130
Euro	05/05/26	Morgan Stanley	(4,711,713)	(5,554,554)	(5,528,408)	26,146
Hong Kong Dollar	05/05/26	Morgan Stanley	(110,423,240)	(14,104,748)	(14,098,729)	6,019
South Korean Won#	05/05/26	Morgan Stanley	(1,977,225,718)	(1,345,697)	(1,333,354)	12,343
South Korean Won#	06/05/26	Morgan Stanley	(104,860,000,000)	(70,813,811)	(70,772,426)	41,385
New Zealand Dollar	05/05/26	Morgan Stanley	(25,178)	(14,903)	(14,826)	77
Polish Zloty	05/05/26	Morgan Stanley	(279,051)	(77,697)	(76,885)	812
Swedish Krona	05/05/26	Morgan Stanley	(5,021,596)	(549,021)	(542,913)	6,108
Singapore Dollar	05/05/26	Morgan Stanley	(335,949)	(264,774)	(263,886)	888
Unrealized Appreciation				$(94,758,475)	$(94,656,365)	$102,110

Total Unrealized Appreciation						$344,218

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at April 30, 2026	Unrealized Appreciation
Australian Dollar	05/05/26	Morgan Stanley	69,094,158	$49,672,758	$49,671,532	$(1,226)
South Korean Won#	05/05/26	Morgan Stanley	78,343,517,708	52,954,703	52,831,421	(123,282)
Norwegian Krone	05/05/26	Morgan Stanley	47,069,514	5,060,263	5,059,452	(811)
Unrealized Depreciation				$107,687,724	$107,562,405	$(125,319)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at April 30, 2026	Unrealized Appreciation
Australian Dollar	05/05/26	Morgan Stanley	(68,382,598)	$(46,840,655)	$(49,159,994)	$(2,319,339)
Australian Dollar	06/05/26	Morgan Stanley	(71,087,448)	(51,062,327)	(51,074,993)	(12,666)
Swiss Franc	05/05/26	Morgan Stanley	(47,078,639)	(58,797,184)	(60,232,688)	(1,435,504)
Swiss Franc	06/05/26	Morgan Stanley	(49,221,950)	(63,128,454)	(63,192,916)	(64,462)
Danish Krone	05/05/26	Morgan Stanley	(62,974,365)	(9,725,571)	(9,890,081)	(164,510)
Danish Krone	06/05/26	Morgan Stanley	(68,819,129)	(10,819,749)	(10,825,940)	(6,191)
Euro	05/05/26	Morgan Stanley	(182,373,011)	(210,418,808)	(213,984,244)	(3,565,436)
Euro	06/05/26	Morgan Stanley	(197,226,843)	(231,612,357)	(231,756,813)	(144,456)
British Pound	05/05/26	Morgan Stanley	(74,782,149)	(98,657,888)	(101,616,766)	(2,958,878)
British Pound	06/05/26	Morgan Stanley	(74,920,737)	(101,766,860)	(101,800,566)	(33,706)
Hong Kong Dollar	06/05/26	Morgan Stanley	(116,351,678)	(14,864,301)	(14,873,870)	(9,569)
Israeli Shekel	05/05/26	Morgan Stanley	(28,678,803)	(9,104,097)	(9,714,653)	(610,556)
Israeli Shekel	06/05/26	Morgan Stanley	(30,673,780)	(10,386,101)	(10,391,669)	(5,568)
Japanese Yen	05/05/26	Morgan Stanley	(26,340,110,868)	(166,031,985)	(168,193,434)	(2,161,449)
Japanese Yen	06/05/26	Morgan Stanley	(28,313,823,254)	(181,059,972)	(181,259,066)	(199,094)
South Korean Won#	05/05/26	Morgan Stanley	(76,366,291,990)	(50,167,800)	(51,498,067)	(1,330,267)
Norwegian Krone	05/05/26	Morgan Stanley	(47,069,514)	(4,834,486)	(5,059,452)	(224,966)
Norwegian Krone	06/05/26	Morgan Stanley	(44,297,209)	(4,759,380)	(4,759,887)	(507)
New Zealand Dollar	05/05/26	Morgan Stanley	(2,417,176)	(1,380,749)	(1,423,317)	(42,568)
New Zealand Dollar	06/05/26	Morgan Stanley	(2,479,365)	(1,460,758)	(1,461,525)	(767)
Polish Zloty	05/05/26	Morgan Stanley	(10,892,151)	(2,921,178)	(3,001,057)	(79,879)
Polish Zloty	06/05/26	Morgan Stanley	(11,645,088)	(3,207,076)	(3,208,302)	(1,226)
Swedish Krona	05/05/26	Morgan Stanley	(195,307,480)	(20,535,562)	(21,115,805)	(580,243)
Swedish Krona	06/05/26	Morgan Stanley	(209,251,309)	(22,645,189)	(22,661,599)	(16,410)
Singapore Dollar	05/05/26	Morgan Stanley	(13,007,879)	(10,102,373)	(10,217,609)	(115,236)
Singapore Dollar	06/05/26	Morgan Stanley	(13,436,786)	(10,569,302)	(10,578,405)	(9,103)
Unrealized Depreciation				$(1,396,860,162)	$(1,412,952,718)	$(16,092,556)

Total Unrealized Depreciation						$(16,217,875)

Net Unrealized Appreciation (Depreciation)						$(15,873,657)

At April 30, 2026, securities with a value of $16,547,598 was segregated as collateral for open swap and forward foreign currency contracts.

See notes to financial statements.

Schedule of Investments — NYLI FTSE International Equity Currency Neutral ETF (continued)

April 30, 2026

#Non-deliverable forward.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(h)
Common Stocks	$1,557,376,963	$—	$—	$1,557,376,963
Preferred Stocks	2,353,321	—	—	2,353,321
Investment Company	798,837	—	—	798,837
Short-Term Investments:
Money Market Funds	17,674,861	—	—	17,674,861
Total Investments in Securities	1,578,203,982	—	—	1,578,203,982
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	—	344,218	—	344,218
Swap Contracts	—	—	—	—
Total Other Financial Instruments	—	344,218	—	344,218
Total Investments in Securities and Other Financial Instruments	$1,578,203,982	$344,218	$—	$1,578,548,200
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$ —	$ (16,217,875)	$ —	$ (16,217,875)
Swap Contracts	—	—	—	—

(h)For a complete listing of investments and their countries, see the Schedule of Investments.

(i)Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF

April 30, 2026

	Shares	Value
Common Stocks — 93.4%
Communication Services — 14.8%
Alphabet, Inc., Class A	75,505	$29,054,324
Electronic Arts, Inc.	4,223	854,608
Match Group, Inc.	3,926	146,911
Meta Platforms, Inc., Class A	19,605	11,996,496
Pinterest, Inc., Class A*	9,470	186,180
Trade Desk, Inc. (The), Class A*	7,305	172,325
Total Communication Services		42,410,844
Consumer Discretionary — 5.5%
Airbnb, Inc., Class A*	7,148	1,003,293
Amazon.com, Inc.*	50,129	13,287,193
Deckers Outdoor Corp.*	2,396	244,871
Duolingo, Inc.*	685	75,418
Garmin Ltd.	3,248	815,703
Gentex Corp.	3,605	83,312
Lucid Group, Inc.*(a)	6,138	39,099
SharkNinja, Inc.*	2,384	275,424
Total Consumer Discretionary		15,824,313
Consumer Staples — 1.9%
BellRing Brands, Inc.*	1,979	35,226
Church & Dwight Co., Inc.	3,997	387,949
Colgate-Palmolive Co.	13,539	1,155,689
Ingredion, Inc.	1,062	118,668
PepsiCo, Inc.	23,065	3,655,572
Total Consumer Staples		5,353,104
Health Care — 10.1%
Alnylam Pharmaceuticals, Inc.*	2,252	696,972
Amgen, Inc.	9,108	3,153,645
Corcept Therapeutics, Inc.*	1,812	84,294
Dexcom, Inc.*	6,512	387,790
Doximity, Inc., Class A*	2,258	55,186
Eli Lilly & Co.	15,945	14,902,197
Halozyme Therapeutics, Inc.*	1,999	127,256
Insmed, Inc.*	3,643	496,650
Insulet Corp.*	1,169	201,232
Intuitive Surgical, Inc.*	5,977	2,735,135
Ionis Pharmaceuticals, Inc.*(a)	2,788	208,431
Mettler-Toledo International, Inc.*	343	437,877
Neurocrine Biosciences, Inc.*	1,694	223,049
Regeneron Pharmaceuticals, Inc.	1,753	1,239,476
ResMed, Inc.	2,458	525,545
United Therapeutics Corp.*	740	422,799
Veeva Systems, Inc., Class A*	2,756	429,853
Vertex Pharmaceuticals, Inc.*	4,293	1,834,742
Zoetis, Inc.	7,097	815,942
Total Health Care		28,978,071
Industrials — 6.0%
Acuity, Inc.	512	148,362
Allegion PLC	1,454	199,896
Automatic Data Processing, Inc.	6,795	1,440,132
Axon Enterprise, Inc.*	1,357	545,188
Carpenter Technology Corp.	841	360,116
Curtiss-Wright Corp.	623	448,685
Deere & Co.	4,558	2,688,627
Eaton Corp. PLC	6,548	2,835,350
IDEX Corp.	1,252	272,748
Illinois Tool Works, Inc.	4,864	1,254,961
Lincoln Electric Holdings, Inc.	925	245,125

	Shares	Value
Common Stocks (continued)
Industrials (continued)
Paylocity Holding Corp.*	909	$ 95,890
Rocket Lab Corp.*	9,717	801,750
Trane Technologies PLC	3,735	1,839,637
TransDigm Group, Inc.	953	1,105,461
Veralto Corp.	4,144	365,501
Vertiv Holdings Co., Class A	6,482	2,129,272
Woodward, Inc.	1,006	365,168
Total Industrials		17,141,869
Information Technology — 54.2%
Adobe, Inc.*	4,718	1,161,100
Appfolio, Inc., Class A*	280	46,785
Apple, Inc.	134,594	36,522,082
Applied Materials, Inc.	9,263	3,654,161
Arista Networks, Inc.*	14,697	2,538,319
Atlassian Corp., Class A*	1,980	135,808
Autodesk, Inc.*	2,463	583,731
Bentley Systems, Inc., Class B(a)	3,405	111,071
Broadcom, Inc.	31,303	13,066,811
Cadence Design Systems, Inc.*	3,222	1,061,939
Cisco Systems, Inc.	46,102	4,218,333
Crowdstrike Holdings, Inc., Class A*	2,960	1,319,420
Datadog, Inc., Class A*	3,834	506,816
Dell Technologies, Inc., Class C	3,801	794,219
Docusign, Inc.*	2,269	104,351
Dynatrace, Inc.*	3,481	126,047
Everpure, Inc., Class A*	3,857	275,583
Fair Isaac Corp.*	277	283,925
Fortinet, Inc.*	8,636	728,101
Gitlab, Inc., Class A*	1,790	39,631
HubSpot, Inc.*	616	136,604
Intuit, Inc.	3,228	1,254,078
Keysight Technologies, Inc.*	2,002	700,520
Lam Research Corp.	14,596	3,763,725
MACOM Technology Solutions Holdings, Inc.*	876	246,690
Manhattan Associates, Inc.*	691	95,282
Marvell Technology, Inc.	10,206	1,685,521
Microsoft Corp.	71,705	29,239,865
Monolithic Power Systems, Inc.	573	925,057
Nutanix, Inc., Class A*	3,095	126,555
NVIDIA Corp.	212,337	42,376,095
Palo Alto Networks, Inc.*	9,432	1,691,346
Pegasystems, Inc.	1,957	71,528
PTC, Inc.*	1,389	189,321
QUALCOMM, Inc.	12,454	2,236,489
SentinelOne, Inc., Class A*	3,898	55,196
ServiceNow, Inc.*	12,034	1,062,723
Snowflake, Inc., Class A*	4,035	550,656
Synopsys, Inc.*	2,236	1,079,094
Ubiquiti, Inc.	706	714,479
Workday, Inc., Class A*	2,451	300,002
Total Information Technology		155,779,059
Materials — 0.9%
Corteva, Inc.	11,330	917,843
International Flavors & Fragrances, Inc.	4,311	302,632
Sherwin-Williams Co. (The)	4,181	1,344,652
Total Materials		2,565,127

See notes to financial statements.

Schedule of Investments — NYLI U.S. Large Cap R&D Leaders ETF (continued)

April 30, 2026

	Shares	Value
Total Common Stocks
(Cost $252,003,640)		$268,052,387
Investment Companies — 6.6%
Exchange Traded Funds — 6.6%
Fidelity MSCI Communication Services Index ETF(a)	20,456	1,522,131
Fidelity MSCI Consumer Discretionary Index ETF	27,443	2,801,382
Fidelity MSCI Information Technology Index ETF	10,269	2,529,357
State Street Communication Services Select Sector SPDR ETF(a)	13,050	1,520,456
State Street Consumer Discretionary Select Sector SPDR ETF(a)	23,686	2,803,238
State Street Technology Select Sector SPDR ETF	15,932	2,541,154
Vanguard Consumer Discretionary ETF	7,123	2,803,470
Vanguard Information Technology ETF	24,507	2,528,632
Total Investment Companies
(Cost $18,397,177)		19,049,820

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$268,052,387	$—	$—	$268,052,387
Investment Companies	19,049,820	—	—	19,049,820
Short-Term Investments:
Money Market Funds	106,795	—	—	106,795
Total Investments in Securities	$287,209,002	$—	$—	$287,209,002

(e)For a complete listing of investments and their industries, see the Schedule of Investments.

For the year ended April 30, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)

	Shares	Value
Short-Term Investments — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(c)(d)	100,864	$100,864
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(c)	5,931	5,931
Total Short-Term Investments
(Cost $106,795)		106,795
Total Investments — 100.0% (Cost $270,507,612)		287,209,002
Other Assets and Liabilities, Net — (0.0)%(b)		(103,551)
Net Assets — 100.0%		$287,105,451

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,180,035; total market value of collateral held by the Fund was $3,212,876. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,112,012.

(b)Less than 0.05%.

(c)Reflects the 1-day yield at April 30, 2026.

(d)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF

April 30, 2026

	Shares	Value
Common Stocks — 97.1%
Brazil — 1.2%
MercadoLibre, Inc.*	46	$82,461
TOTVS SA	466	2,980
WEG SA	3,779	34,025
Total Brazil		119,466
Canada — 0.3%
Constellation Software, Inc.	16	29,081
Descartes Systems Group, Inc. (The)*	67	4,825
Total Canada		33,906
China — 1.5%
Airtac International Group	180	8,266
Chifeng Jilong Gold Mining Co., Ltd., Class H(a)	164	754
Contemporary Amperex Technology Co., Ltd., Class H(a)	140	10,866
CRRC Corp., Ltd., Class H	3,927	2,607
Kingsoft Corp., Ltd.	1,258	3,661
Li Auto, Inc., Class A*	1,625	14,012
Midea Group Co., Ltd., Class H(a)	585	6,699
NetEase, Inc.	2,868	65,533
Tongcheng Travel Holdings Ltd.	2,115	4,792
Trip.com Group Ltd.*	619	33,013
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H(a)	428	1,814
Zhuzhou CRRC Times Electric Co., Ltd., Class H	439	2,009
Total China		154,026
Denmark — 1.7%
Genmab A/S*	58	15,387
Novo Nordisk A/S, Class B	3,044	130,097
Novonesis Novozymes B, Class B	372	22,828
Total Denmark		168,312
Finland — 0.2%
Wartsila OYJ Abp	531	22,268
France — 0.6%
Dassault Systemes SE	1,042	23,340
Legrand SA	236	42,024
Total France		65,364
Germany — 5.5%
GEA Group AG	146	9,993
Nemetschek SE	90	6,525
Rational AG	10	7,314
SAP SE	954	162,827
Siemens AG	702	207,970
Siemens Energy AG	773	163,744
Total Germany		558,373
Israel — 0.6%
Check Point Software Technologies Ltd.*	81	9,110
Elbit Systems Ltd.	42	34,765
Nova Ltd.*	26	12,810
Total Israel		56,685
Italy — 0.7%
Ferrari NV	174	59,876
Recordati Industria Chimica e Farmaceutica SpA	188	10,947
Total Italy		70,823

	Shares	Value
Common Stocks (continued)
Japan — 8.6%
Advantest Corp.	568	$ 102,432
Ajinomoto Co., Inc.	878	28,519
Asahi Intecc Co., Ltd.	238	5,009
Asahi Kasei Corp.	1,226	12,009
Asics Corp.	660	18,666
Astellas Pharma, Inc.	1,625	23,145
Capcom Co., Ltd.	479	10,096
Chugai Pharmaceutical Co., Ltd.	1,508	78,102
Daicel Corp.	240	1,887
Daiichi Sankyo Co., Ltd.	1,701	28,098
Denso Corp.	2,614	31,402
Dexerials Corp.(a)	136	2,119
DMG Mori Co., Ltd.	128	2,396
Ebara Corp.	411	13,971
Harmonic Drive Systems, Inc.	86	2,865
Hoya Corp.	304	56,453
Kagome Co., Ltd.	82	1,407
Kaneka Corp.	57	1,781
Kirin Holdings Co., Ltd.	733	11,598
Kobayashi Pharmaceutical Co., Ltd.	70	2,592
Konami Group Corp.	129	15,559
Lion Corp.	251	2,453
Mitsubishi Electric Corp.	1,898	75,469
Mitsui Kinzoku Co., Ltd.	52	14,053
Nikon Corp.	300	3,306
Nintendo Co., Ltd.	1,156	56,706
Nippon Shinyaku Co., Ltd.	63	1,926
Nissan Chemical Corp.	121	5,231
Nitto Denko Corp.	609	11,649
NOF Corp.	212	4,343
Ono Pharmaceutical Co., Ltd.	448	6,593
Organo Corp.	42	4,229
Otsuka Holdings Co., Ltd.	488	35,501
Rohto Pharmaceutical Co., Ltd.	212	3,112
Sankyo Co., Ltd.	207	2,440
Sanwa Holdings Corp.	198	4,509
SCREEN Holdings Co., Ltd.	148	9,662
Shionogi & Co., Ltd.	799	16,163
SMC Corp.	57	27,673
Sumitomo Bakelite Co., Ltd.	79	2,773
Suzuki Motor Corp.	1,764	19,683
Taiyo Holdings Co., Ltd.	105	3,236
Takasago Thermal Engineering Co., Ltd.	126	3,623
Tokyo Electron Ltd.	366	103,677
Unicharm Corp.	1,672	9,732
Total Japan		877,848
Netherlands — 4.8%
ASM International NV	38	37,025
ASML Holding NV	301	431,614
BE Semiconductor Industries NV	63	18,268
Total Netherlands		486,907
South Korea — 2.0%
APR Corp.	34	9,731
Hanwha Systems Co., Ltd.	170	13,445
HD Hyundai Electric Co., Ltd.	32	27,012
HD Hyundai Marine Solution Co., Ltd.	40	7,160

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	64	$ 19,914
Hyosung Heavy Industries Corp.	8	21,100
Hyundai Rotem Co., Ltd.	98	17,741
Kakao Corp.	398	12,692
LIG Defense&Aerospace Co., Ltd.	20	12,689
LS Electric Co., Ltd.	135	25,303
Rainbow Robotics*	17	7,610
Samsung Heavy Industries Co., Ltd.*	790	17,231
Samyang Foods Co., Ltd.	7	6,329
SK Biopharmaceuticals Co., Ltd.*	70	4,715
Total South Korea		202,672
Spain — 0.1%
Indra Sistemas SA	137	7,844
Sweden — 1.0%
Alfa Laval AB(a)	371	21,975
Assa Abloy AB, Class B	947	35,968
Saab AB, Class B	479	28,993
SKF AB, B Shares(a)	409	10,150
Total Sweden		97,086
Switzerland — 0.1%
Logitech International SA	125	12,266
Taiwan — 8.2%
Accton Technology Corp.	436	31,374
Advantech Co., Ltd.	672	7,625
Asia Vital Components Co., Ltd.	305	27,290
ASMedia Technology, Inc.	58	2,499
Delta Electronics, Inc.	2,017	137,822
E Ink Holdings, Inc.	895	3,884
Elite Material Co., Ltd.	278	39,878
Fortune Electric Co., Ltd.	284	7,959
Gold Circuit Electronics Ltd.	396	17,373
Hotai Motor Co., Ltd.	501	7,534
International Games System Co., Ltd.	253	5,973
Jentech Precision Industrial Co., Ltd.	114	19,357
King Slide Works Co., Ltd.	74	9,132
momo.com, Inc.	238	1,281
MPI Corp.	76	11,813
PharmaEssentia Corp.	341	7,114
Phison Electronics Corp.	169	10,134
Quanta Computer, Inc.	3,000	29,589
Taiwan Semiconductor Manufacturing Co., Ltd.	6,738	454,027
Total Taiwan		831,658
Turkey — 0.4%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,097	38,105
Mavi Giyim Sanayi Ve Ticaret A/S, Class B	714	684
Politeknik Metal Sanayi ve Ticaret A/S*	3	355
TR Anadolu Metal Madencilik Isletmeleri A/S*	349	918
Turk Altin Isletmeleri A/S*	2,877	2,635
Total Turkey		42,697

	Shares	Value
Common Stocks (continued)
United Kingdom — 3.5%
AstraZeneca PLC	1,391	$ 263,638
GSK PLC	3,636	95,283
Total United Kingdom		358,921
United States — 56.1%
Adobe, Inc.*	88	21,657
Airbnb, Inc., Class A*	107	15,018
Allegion PLC	77	10,586
Alnylam Pharmaceuticals, Inc.*	34	10,523
Alphabet, Inc., Class A	2,098	807,310
Amazon.com, Inc.*	1,770	469,156
Amgen, Inc.	136	47,090
Apple, Inc.	2,307	626,004
Applied Materials, Inc.	173	68,247
Arista Networks, Inc.*	274	47,323
Autodesk, Inc.*	46	10,902
Automatic Data Processing, Inc.	101	21,406
Axon Enterprise, Inc.*	20	8,035
Broadcom, Inc.	941	392,802
Cadence Design Systems, Inc.*	60	19,775
Church & Dwight Co., Inc.	60	5,824
Ciena Corp.*	31	16,355
Cisco Systems, Inc.	860	78,690
Colgate-Palmolive Co.	202	17,243
Corteva, Inc.	169	13,691
Deckers Outdoor Corp.*	36	3,679
Deere & Co.	68	40,111
Dell Technologies, Inc., Class C	71	14,835
Dexcom, Inc.*	97	5,776
Docusign, Inc.*	42	1,932
DoorDash, Inc., Class A*	103	17,371
Eaton Corp. PLC	349	151,120
Electronic Arts, Inc.	63	12,749
Eli Lilly & Co.	238	222,435
Fair Isaac Corp.*	5	5,125
Fortinet, Inc.*	161	13,574
Garmin Ltd.	173	43,447
IDEX Corp.	19	4,139
Illinois Tool Works, Inc.	73	18,835
Insulet Corp.*	17	2,926
International Business Machines Corp.	205	47,351
International Flavors & Fragrances, Inc.	64	4,493
Intuit, Inc.	60	23,310
Intuitive Surgical, Inc.*	89	40,727
Keysight Technologies, Inc.*	37	12,947
Lam Research Corp.	272	70,138
McCormick & Co., Inc.	68	3,457
Meta Platforms, Inc., Class A	553	338,386
Mettler-Toledo International, Inc.*	5	6,383
Microsoft Corp.	1,100	448,558
Monolithic Power Systems, Inc.	11	17,758
Motorola Solutions, Inc.	36	15,805
NVIDIA Corp.	3,815	761,360
Oracle Corp.	627	101,191
Palantir Technologies, Inc., Class A*	499	69,416
Palo Alto Networks, Inc.*	176	31,560
PepsiCo, Inc.	344	54,521

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

April 30, 2026

	Shares	Value
Common Stocks (continued)
United States (continued)
Pinterest, Inc., Class A*	141	$ 2,772
PTC, Inc.*	26	3,544
QUALCOMM, Inc.	232	41,663
Regeneron Pharmaceuticals, Inc.	26	18,384
ResMed, Inc.	37	7,911
Rocket Lab Corp.*	145	11,964
ServiceNow, Inc.*	225	19,870
Sherwin-Williams Co. (The)	62	19,940
Texas Instruments, Inc.	198	55,654
Trade Desk, Inc. (The), Class A*	109	2,571
Trane Technologies PLC	199	98,015
TransDigm Group, Inc.	14	16,240
Ubiquiti, Inc.	13	13,156
Veeva Systems, Inc., Class A*	41	6,395
Veralto Corp.	62	5,468
Vertex Pharmaceuticals, Inc.*	64	27,352
Vertiv Holdings Co., Class A	97	31,864
Zoetis, Inc.	106	12,187
Total United States		5,708,002
Total Common Stocks
(Cost $7,952,465)		9,875,124
Preferred Stock — 0.0%(b)
Germany — 0.0%(b)
FUCHS SE, 3.00%
(Cost $2,149)	48	2,262
Warrants — 0.0%(b)
Canada — 0.0%(b)
Constellation Software, Inc., expires 3/31/40*(c)
(Cost $0)	11	0

Investment Companies — 2.6%
Exchange Traded Funds — 2.6%
Fidelity MSCI Consumer Discretionary Index ETF	411	41,955
Fidelity MSCI Information Technology Index ETF	187	46,060
iShares Semiconductor ETF	93	42,914
State Street Technology Select Sector SPDR ETF	291	46,415
VanEck Semiconductor ETF	85	43,071
Vanguard Consumer Discretionary ETF	107	42,113
Total Exchange-Traded Funds		262,528
Total Investment Companies
(Cost $259,686)		262,528

	Shares	Value
Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(d)(e)	25,750	$ 25,750
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.61%(d)	3	3
Total Short-Term Investments
(Cost $25,753)		25,753
Total Investments — 100.0% (Cost $8,240,053)		10,165,667
Other Assets and Liabilities, Net — 0.0%(b)		(838)
Net Assets — 100.0%		$10,164,829

Industry	Value	% of Net Assets
Information Technology	$4,828,702	47.5%
Industrials	1,412,540	13.9
Communication Services	1,334,010	13.1
Health Care	1,186,259	11.7
Consumer Discretionary	834,522	8.2
Investment Companies	262,528	2.6
Consumer Staples	156,516	1.5
Materials	124,837	1.2
Money Market Funds	25,753	0.3
Total Investments	10,165,667	100.0%
Other Assets and Liabilities, Net	(838)	0.0
Total Net Assets	$10,164,829	100.0%

*Non-income producing securities.

(a)All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $40,971; total market value of collateral held by the Fund was $42,545. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $16,795.

(b)Less than 0.05%.

(c)Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)Reflects the 1-day yield at April 30, 2026.

(e)Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — NYLI Global Equity R&D Leaders ETF (continued)

April 30, 2026

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$9,875,124	$—	$—		$9,875,124
Preferred Stock	2,262	—	—		2,262
Warrants	—	—	0	(g)	—
Investment Companies	262,528	—	—		262,528
Short-Term Investments:
Money Market Funds	25,753	—	—		25,753
Total Investments in Securities	$10,165,667	$—	$0		$10,165,667

(f)For a complete listing of investments and their countries, see the Schedule of Investments.

(g)The Level 3 securities, valued in total at $0, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the year.(See Note 2)

Statements of Assets and Liabilities

April 30, 2026

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$983,633,003	$256,739,993	$236,072,989	$314,965,768
Investments in affiliates, at value	120,930,974	—	—	—
Cash	1,329,483	448,407	—	—
Foreign currency(b)	—	—	51,709	—
Due from broker	1,426,371	—	—	—
Securities lending income receivable	214,448	3,943	3,414	858
Receivable for capital shares transactions	—	1,818,658	—	—
Reclaims receivable	—	64,615	787,576	2,775
Dividend receivable	—	109,646	902,924	120,247
Unrealized appreciation on swap transactions	—	3	—	—
Prepaid expenses	—	—	80,047	—
Total Assets	1,107,534,279	259,185,265	237,898,659	315,089,648

Liabilities
Collateral for investments on loan	138,695,335	1,190,455	1,024,923	12,772
Advisory fees payable	342,859	155,014	27,416	35,406
Trustee fees payable	4,952	1,586	1,427	1,656
Compliance fees payable	158	52	46	50
Payable for investments purchased	—	1,636,242	—	—
Due to broker	—	5,122,687	5,434	—
Foreign currency due to custodian	—	18,779	—	—
Unrealized depreciation on swap transactions	—	228,178	—	—
Accrued expenses and other liabilities	4,458	1,917	1,418	1,412
Total Liabilities	139,047,762	8,354,910	1,060,664	51,296
Net Assets	$968,486,517	$250,830,355	$236,837,995	$315,038,352

Composition of Net Assets
Paid-in capital	$960,217,885	$270,325,743	$199,422,025	$293,710,566
Total distributable earnings/(accumulated loss)	8,268,632	(19,495,388)	37,415,970	21,327,786
Net Assets	$968,486,517	$250,830,355	$236,837,995	$315,038,352

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	27,150,000	6,900,000	6,350,000	8,475,000
Net Asset Value Per Share	$35.67	$36.35	$37.30	$37.17
Investments, at cost	$914,162,514	$249,895,544	$187,917,527	$280,873,377
Investments in affiliates, at cost	$119,233,123	$—	$—	$—
(a)Market value of securities on loan	$234,901,819	$6,175,823	$5,631,652	$10,422,065
(b)Cost of foreign currency	$—	$—	$51,611	$—

Statements of Assets and Liabilities (continued)

April 30, 2026

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Assets
Investments, at value (including securities on loan)(a)	$315,324,830	$1,578,203,982	$287,209,002	$10,165,667
Cash	—	9,201	—	—
Foreign currency(b)	—	750,025	—	71,870
Dividend receivable	157,746	5,621,041	24,134	10,986
Securities lending income receivable	19	26,788	952	173
Receivable for investments sold	—	9,206,591	—	853,681
Receivable for capital shares transactions	—	12,439,910	—	—
Reclaims receivable	—	2,391,379	—	9,620
Unrealized appreciation on forward foreign currency contracts	—	344,218	—	—
Prepaid expenses	—	453,500	—	—
Total Assets	315,482,595	1,609,446,635	287,234,088	11,111,997

Liabilities
Advisory fees payable	20,828	234,799	26,598	1,358
Trustee fees payable	1,885	8,485	1,044	53
Compliance fees payable	64	274	27	2
Payable for investments purchased	—	12,441,391	—	539,784
Collateral for investments on loan	—	15,218,626	100,864	25,750
Due to broker	—	25,792	—	—
Cash due to custodian	—	—	—	380,122
Unrealized depreciation on forward foreign currency contracts	—	16,217,875	—	—
Accrued expenses and other liabilities	3,375	5,668	104	99
Total Liabilities	26,152	44,152,910	128,637	947,168
Net Assets	$315,456,443	$1,565,293,725	$287,105,451	$10,164,829

Composition of Net Assets
Paid-in capital	$287,830,815	$1,231,634,147	$273,657,527	$8,690,479
Total distributable earnings/(accumulated loss)	27,625,628	333,659,578	13,447,924	1,474,350
Net Assets	$315,456,443	$1,565,293,725	$287,105,451	$10,164,829

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	5,450,000	44,050,000	6,800,000	250,000
Net Asset Value Per Share	$57.88	$35.53	$42.22	$40.66
Investments, at cost	$265,433,830	$1,195,592,160	$270,507,612	$8,240,053
(a)Market value of securities on loan	$138,319	$72,111,398	$3,180,035	$40,971
(b)Cost of foreign currency	$—	$749,980	$—	$71,871

See notes to financial statements.

Statements of Operations

For the Year Ended April 30, 2026

	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI Candriam U.S. Mid Cap Equity ETF
Investment Income
Dividend income*	$23,826,210	$4,063,700	$6,036,632	$3,436,221
Dividend income from affiliates	3,887,870	—	—	—
Securities lending income, net of borrower rebates	1,154,416	72,681	20,056	28,091
Total investment income	28,868,496	4,136,381	6,056,688	3,464,312

Expenses
Advisory fees (See Note 3)	5,672,978	1,871,456	327,484	342,429
Trustee fees	62,080	20,188	17,786	18,105
Legal fees	14,396	4,954	4,436	4,555
Compliance fees	1,898	611	548	534
Miscellaneous fees	54	950	58	58
Total expenses	5,751,406	1,898,159	350,312	365,681
Waivers/Reimbursement (See Note 3)	(1,663,851)	—	(22,848)	(23,252)
Net expenses	4,087,555	1,898,159	327,464	342,429
Net investment income	24,780,941	2,238,222	5,729,224	3,121,883

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	13,638,669	26,669,831	(9,412)	(3,620,923)
Investment in affiliates	(379,269)	—	—	—
In-Kind redemptions	13,108,958	1,637,314	7,817,789	16,406,238
Affiliates in-kind redemptions	833,071	—	—	—
Swap transactions	3,132,314	(23,433,164)	245,525	—
Forward foreign currency contracts	—	(75)	(39)	—
Foreign currency transactions	—	(185,945)	(20,846)	—
Net realized gain	30,333,743	4,687,961	8,033,017	12,785,315
Net change in net unrealized appreciation (depreciation) on:
Investment securities	55,810,380	5,678,251	28,684,873	35,348,927
Investment in affiliates	(499,692)	—	—	—
Swap transactions	—	(195,071)	—	—
Foreign currency translations	—	21,107	1,071	—
Net change in net unrealized appreciation	55,310,688	5,504,287	28,685,944	35,348,927
Net realized and unrealized gain (loss)	85,644,431	10,192,248	36,718,961	48,134,242
Net Increase in Net Assets Resulting from Operations	$110,425,372	$12,430,470	$42,448,185	$51,256,125

*Net of foreign taxes withheld of:	$—	$1,916,563	$613,700	$11,323

See notes to financial statements.

Statements of Operations (continued)

For the Year Ended April 30, 2026

	NYLI Candriam U.S. Large Cap Equity ETF	NYLI FTSE International Equity Currency Neutral ETF	NYLI U.S. Large Cap R&D Leaders ETF	NYLI Global Equity R&D Leaders ETF
Investment Income
Dividend income*	$3,536,740	$33,978,835	$391,861	$120,090
Securities lending income, net of borrower rebates	3,830	129,128	4,382	352
Total investment income	3,540,570	34,107,963	396,243	120,442

Expenses
Advisory fees (See Note 3)	261,045	2,247,017	87,422	14,625
Trustee fees	23,374	96,973	4,149	652
Legal fees	7,295	22,407	772	156
Compliance fees	697	2,982	129	20
Miscellaneous fees	58	35	57	58
Total expenses	292,469	2,369,414	92,529	15,511
Waivers/Reimbursement (See Note 3)	(31,465)	—	(5,107)	(886)
Net expenses	261,004	2,369,414	87,422	14,625
Net investment income	3,279,566	31,738,549	308,821	105,817

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(7,391,262)	(3,396,033)	(2,773,332)	39,120
In-Kind redemptions	58,969,625	17,298,222	5,189,027	1,020,243
Swap transactions	—	623,736	—	—
Forward foreign currency contracts	—	3,075,420	—	—
Foreign currency transactions	—	(487,942)	—	(5,144)
Net realized gain	51,578,363	17,113,403	2,415,695	1,054,219
Net change in net unrealized appreciation (depreciation) on:
Investment securities	26,928,322	274,875,294	16,484,536	1,555,912
Forward foreign currency contracts	—	6,402,430	—	—
Foreign currency translations	—	(23,195)	—	(442)
Net change in net unrealized appreciation	26,928,322	281,254,529	16,484,536	1,555,470
Net realized and unrealized gain (loss)	78,506,685	298,367,932	18,900,231	2,609,689
Net Increase in Net Assets Resulting from Operations	$81,786,251	$330,106,481	$19,209,052	$2,715,506

*Net of foreign taxes withheld of:	$—	$3,597,911	$—	$11,360

Statements of Changes in Net Assets

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF		NYLI Merger Arbitrage ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$24,780,941	$18,849,015	$2,238,222	$1,684,797
Net realized gain (loss)	30,333,743	(4,348,814)	4,687,961	14,361,366
Net change in net unrealized appreciation	55,310,688	11,830,125	5,504,287	10,520,442
Net increase in net assets resulting from operations	110,425,372	26,330,326	12,430,470	26,566,605

Distributions to Shareholders	(11,675,008)	(14,744,680)	—	—

Capital Share Transactions
Proceeds from shares created	342,083,719	245,280,329	39,230,766	23,527,049
Cost of shares redeemed	(161,380,237)	(120,034,631)	(34,103,699)	(83,170,949)
Net increase (decrease) from capital share transactions	180,703,482	125,245,698	5,127,067	(59,643,900)
Total increase (decrease) in net assets	279,453,846	136,831,344	17,557,537	(33,077,295)

Net Assets
Beginning of year	689,032,671	552,201,327	233,272,818	266,350,113
End of year	$968,486,517	$689,032,671	$250,830,355	$233,272,818

Changes in Shares Outstanding
Shares outstanding, beginning of year	22,050,000	18,100,000	6,750,000	8,600,000
Shares created	9,900,000	7,750,000	1,100,000	700,000
Shares redeemed	(4,800,000)	(3,800,000)	(950,000)	(2,550,000)
Shares outstanding, end of year	27,150,000	22,050,000	6,900,000	6,750,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam International Equity ETF		NYLI Candriam U.S. Mid Cap Equity ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$5,729,224	$4,980,536	$3,121,883	$2,925,715
Net realized gain	8,033,017	13,328,916	12,785,315	7,724,313
Net change in net unrealized appreciation (depreciation)	28,685,944	3,647,836	35,348,927	(5,393,814)
Net increase in net assets resulting from operations	42,448,185	21,957,288	51,256,125	5,256,214

Distributions to Shareholders	(6,032,547)	(5,081,060)	(2,814,972)	(2,693,887)

Capital Share Transactions
Proceeds from shares created	18,949,792	63,597,883	126,217,383	65,673,110
Cost of shares redeemed	(26,956,898)	(56,469,581)	(58,007,842)	(68,758,066)
Net increase (decrease) from capital share transactions	(8,007,106)	7,128,302	68,209,541	(3,084,956)
Total increase (decrease) in net assets	28,408,532	24,004,530	116,650,694	(522,629)

Net Assets
Beginning of year	208,429,463	184,424,933	198,387,658	198,910,287
End of year	$236,837,995	$208,429,463	$315,038,352	$198,387,658

Changes in Shares Outstanding
Shares outstanding, beginning of year	6,600,000	6,350,000	6,650,000	6,675,000
Shares created	550,000	2,125,000	3,525,000	2,100,000
Shares redeemed	(800,000)	(1,875,000)	(1,700,000)	(2,125,000)
Shares outstanding, end of year	6,350,000	6,600,000	8,475,000	6,650,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF		NYLI FTSE International Equity Currency Neutral ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$3,279,566	$4,511,172	$31,738,549	$22,487,829
Net realized gain	51,578,363	43,182,022	17,113,403	18,678,144
Net change in net unrealized appreciation (depreciation)	26,928,322	(20,953,010)	281,254,529	25,008,915
Net increase in net assets resulting from operations	81,786,251	26,740,184	330,106,481	66,174,888

Distributions to Shareholders	(3,308,936)	(4,472,765)	(52,630,448)	(18,231,541)

Capital Share Transactions
Proceeds from shares created	102,184,687	93,480,061	374,768,665	418,649,410
Cost of shares redeemed	(207,350,923)	(141,537,431)	(48,426,475)	(84,659,019)
Net increase (decrease) from capital share transactions	(105,166,236)	(48,057,370)	326,342,190	333,990,391
Total increase (decrease) in net assets	(26,688,921)	(25,789,951)	603,818,223	381,933,738

Net Assets
Beginning of year	342,145,364	367,935,315	961,475,502	579,541,764
End of year	$315,456,443	$342,145,364	$1,565,293,725	$961,475,502

Changes in Shares Outstanding
Shares outstanding, beginning of year	7,600,000	8,625,000	34,400,000	22,000,000
Shares created	1,875,000	2,000,000	11,250,000	15,550,000
Shares redeemed	(4,025,000)	(3,025,000)	(1,600,000)	(3,150,000)
Shares outstanding, end of year	5,450,000	7,600,000	44,050,000	34,400,000

Statements of Changes in Net Assets (continued)

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF		NYLI Global Equity R&D Leaders ETF
	For the Year Ended April 30,		For the Year Ended April 30,
	2026	2025	2026	2025
Increase (Decrease) in Net Assets from Operations
Net investment income	$308,821	$83,154	$105,817	$109,480
Net realized gain	2,415,695	761,555	1,054,219	51,299
Net change in net unrealized appreciation (depreciation)	16,484,536	(326,897)	1,555,470	334,967
Net increase in net assets resulting from operations	19,209,052	517,812	2,715,506	495,746

Distributions to Shareholders	(285,855)	(82,172)	(101,109)	(102,558)

Capital Share Transactions
Proceeds from shares created	321,441,810	3,319,758	5,179,920	748,569
Cost of shares redeemed	(60,403,519)	(3,306,254)	(4,247,228)	(735,941)
Net increase from capital share transactions	261,038,291	13,504	932,692	12,628
Total increase in net assets	279,961,488	449,144	3,547,089	405,816

Net Assets
Beginning of year	7,143,963	6,694,819	6,617,740	6,211,924
End of year	$287,105,451	$7,143,963	$10,164,829	$6,617,740

Changes in Shares Outstanding
Shares outstanding, beginning of year	225,000	225,000	225,000	225,000
Shares created	8,075,000	100,000	150,000	25,000
Shares redeemed	(1,500,000)	(100,000)	(125,000)	(25,000)
Shares outstanding, end of year	6,800,000	225,000	250,000	225,000

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Hedge Multi-Strategy Tracker ETF
	For the Year Ended April 30,
	2026	2025	2024	2023		2022
Net asset value, beginning of year	$31.25	$30.51	$29.37	$29.76		$32.02

Income from Investment Operations
Net investment income(a)(b)	1.10	0.94	1.33	0.72		0.41
Net realized and unrealized gain (loss)	3.82	0.50	1.04	(0.54)		(2.65)
Distributions of net realized gains from investments in other investment companies	—	0.00 (c)	—	—		0.07
Net increase (decrease) in net assets resulting from investment operations	4.92	1.44	2.37	0.18		(2.17)

Distributions from:
Net investment income	(0.50)	(0.70)	(1.23)	(0.57)		(0.09)
Net asset value, end of year	$35.67	$31.25	$30.51	$29.37		$29.76
Market price, end of year	$35.69	$31.25	$30.49	$29.38		$29.75

Total Return
Total investment return based on net asset value(d)	15.86%	4.71%	8.11%	0.68%		(6.80)%
Total investment return based on market price(e)	15.92%	4.77%	8.00%	0.73%		(6.80)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$968,487	$689,033	$552,201	$606,499		$757,270
Ratio to average net assets of:
Expenses net of waivers(f)	0.54%	0.54%	0.54%	0.55	%(g)	0.54%
Expenses excluding waivers(f)	0.76%	0.76%	0.76%	0.77%		0.76%
Net investment income(b)	3.28%	3.00%	4.43%	2.50%		1.29%
Portfolio turnover rate(h)	55%	65%	151%	94%		138%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)The Ratio includes non-recurring costs associated with a proxy statement of 0.01%.

(h)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Merger Arbitrage ETF
	For the Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$34.56	$30.97	$31.74	$31.81	$33.62

Income from Investment Operations
Net investment income(a)(b)	0.32	0.23	0.17	0.43	0.09
Net realized and unrealized gain (loss)	1.47	3.36	(0.56)	(0.50)	(1.90)
Distributions of net realized gains from investments in other investment companies	—	—	—	—	0.00 (c)
Net increase (decrease) in net assets resulting from investment operations	1.79	3.59	(0.39)	(0.07)	(1.81)

Distributions from:
Net investment income	—	—	(0.38)	—	—
Net asset value, end of year	$36.35	$34.56	$30.97	$31.74	$31.81
Market price, end of year	$36.42	$34.57	$30.90	$31.72	$31.78

Total Return
Total investment return based on net asset value(d)	5.19%	11.59%	(1.25)%	(0.21)%	(5.38)%
Total investment return based on market price(e)	5.35%	11.88%	(1.42)%	(0.19)%	(5.61)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$250,830	$233,273	$266,350	$460,194	$591,634
Ratio to average net assets of:
Expenses(f)	0.76%	0.76%	0.76%	0.77%	0.76%
Net investment income(b)	0.90%	0.71%	0.55%	1.36%	0.28%
Portfolio turnover rate(g)	335%	317%	386%	367%	314%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Less than $0.005 per share.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(f)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam International Equity ETF
	For the Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$31.58	$29.04	$27.33	$26.16	$29.21

Income from Investment Operations
Net investment income(a)(b)	0.91	0.77	0.74	0.79	0.85
Net realized and unrealized gain (loss)	5.77	2.55	1.76	1.16	(3.05)
Net increase (decrease) in net assets resulting from investment operations	6.68	3.32	2.50	1.95	(2.20)

Distributions from:
Net investment income	(0.96)	(0.78)	(0.79)	(0.78)	(0.85)
Net asset value, end of year	$37.30	$31.58	$29.04	$27.33	$26.16
Market price, end of year	$37.35	$31.55	$28.77	$27.40	$25.79

Total Return
Total investment return based on net asset value(c)	21.56%	11.63%	9.34%	7.98%	(7.82)%
Total investment return based on market price(d)	21.85%	12.58%	8.03%	9.81%	(9.25)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$236,838	$208,429	$184,425	$192,671	$198,798
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses excluding waivers/reimbursements(e)	0.16%	0.16%	0.16%	0.16%	0.16%
Net investment income(b)	2.62%	2.56%	2.71%	3.19%	2.90%
Portfolio turnover rate(f)	14%	22%	26%	17%	10%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Candriam U.S. Mid Cap Equity ETF
	For the Year Ended April 30,				For the Period October 25, 2022(a) to April 30, 2023
	2026	2025		2024
Net asset value, beginning of period	$29.83	$29.80		$26.74	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.47	0.43		0.41	0.23
Net realized and unrealized gain (loss)	7.28	(0.02	)(d)	2.99	1.69
Net increase (decrease) in net assets resulting from investment operations	7.75	0.41		3.40	1.92

Distributions from:
Net investment income	(0.41)	(0.38)		(0.34)	(0.18)
Net asset value, end of period	$37.17	$29.83		$29.80	$26.74
Market price, end of period	$37.18	$29.80		$29.80	$26.75

Total Return
Total investment return based on net asset value(e)	26.12%	1.32%		12.72%	6.85%
Total investment return based on market price(f)	26.28%	1.21%		12.69%	6.88	%(g)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$315,038	$198,388		$198,910	$5,349
Ratio to average net assets of:
Expenses net of waivers/reimbursements(h)	0.15%	0.15%		0.15%	0.15	%(i)
Expenses excluding waivers/reimbursements(h)	0.16%	0.16%		0.16%	0.19	%(i)
Net investment income(c)	1.37%	1.34%		1.44%	1.65	%(i)
Portfolio turnover rate(j)	49%	47%		38%	13%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Calculation of the net realized and unrealized gain (loss) per share may not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(g)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)Annualized.

(j)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI Candriam U.S. Large Cap Equity ETF
	For the Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$45.02	$42.66	$35.68	$35.56	$35.56

Income from Investment Operations
Net investment income(a)(b)	0.59	0.57	0.50	0.49	0.46
Net realized and unrealized gain (loss)	12.87	2.33	6.97	0.11	(0.01)
Net increase (decrease) in net assets resulting from investment operations	13.46	2.90	7.47	0.60	0.45

Distributions from:
Net investment income	(0.60)	(0.54)	(0.49)	(0.48)	(0.45)
Net asset value, end of year	$57.88	$45.02	$42.66	$35.68	$35.56
Market price, end of year	$57.89	$44.94	$42.65	$35.68	$35.58

Total Return
Total investment return based on net asset value(c)	30.06%	6.75%	21.01%	1.81%	1.21%
Total investment return based on market price(d)	30.31%	6.59%	20.99%	1.75%	1.23%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$315,456	$342,145	$367,935	$376,444	$428,535
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.09%	0.09%	0.09%	0.09%	0.09%
Expenses excluding waivers/reimbursements(e)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income(b)	1.13%	1.21%	1.27%	1.45%	1.21%
Portfolio turnover rate(f)	31%	34%	15%	19%	5%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI FTSE International Equity Currency Neutral ETF
	For the Year Ended April 30,
	2026	2025	2024	2023	2022
Net asset value, beginning of year	$27.95	$26.34	$23.57	$22.88	$24.34

Income from Investment Operations
Net investment income(a)(b)	0.86	0.75	0.68	0.71	0.67
Net realized and unrealized gain (loss)	8.18	1.52	2.61	1.05	(1.40)
Net increase (decrease) in net assets resulting from investment operations	9.04	2.27	3.29	1.76	(0.73)

Distributions from:
Net investment income	(1.46)	(0.65)	(0.52)	(0.82)	(0.73)
Net realized gain	—	(0.01)	—	(0.25)	—
Total distributions from net investment income and realized gains	(1.46)	(0.66)	(0.52)	(1.07)	(0.73)
Net asset value, end of year	$35.53	$27.95	$26.34	$23.57	$22.88
Market price, end of year	$35.84	$27.95	$26.20	$23.68	$22.60

Total Return
Total investment return based on net asset value(c)	33.24%	8.83%	14.16%	8.31%	(3.16)%
Total investment return based on market price(d)	34.37%	9.40%	13.01%	10.19%	(4.45)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,565,294	$961,476	$579,542	$325,243	$265,421
Ratio to average net assets of:
Expenses net of waivers/reimbursements(e)	0.20%	0.20%	0.20%	0.21%	0.20%
Expenses excluding waivers/reimbursements(e)	0.20%	0.20%	0.20%	0.26%	0.36%
Net investment income(b)	2.68%	2.80%	2.79%	3.25%	2.72%
Portfolio turnover rate(f)	14%	16%	11%	14%	8%

(a)Based on average shares outstanding.

(b)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

(d)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange.

(e)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(f)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

See notes to financial statements.

	NYLI U.S. Large Cap R&D Leaders ETF
	For the Year Ended April 30,				For the Period February 8, 2022(a) to April 30, 2022
	2026	2025	2024	2023
Net asset value, beginning of period	$31.75	$29.75	$23.01	$22.47	$24.83

Income from Investment Operations
Net investment income(b)(c)	0.19	0.37	0.34	0.31	0.07
Net realized and unrealized gain (loss)	10.50	1.97	6.74	0.54	(2.39)
Net increase (decrease) in net assets resulting from investment operations	10.69	2.34	7.08	0.85	(2.32)

Distributions from:
Net investment income	(0.22)	(0.34)	(0.34)	(0.31)	(0.04)
Net asset value, end of period	$42.22	$31.75	$29.75	$23.01	$22.47
Market price, end of period	$42.25	$31.67	$29.77	$23.02	$22.45

Total Return
Total investment return based on net asset value(d)	33.75%	7.80%	30.90%	3.95%	(9.37)%
Total investment return based on market price(e)	34.19%	7.47%	30.92%	4.08%	(9.43	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,105	$7,144	$6,695	$4,602	$4,494
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.14%	0.14%	0.14%	0.14%	0.14	%(h)
Expenses excluding waivers/reimbursements(g)	0.15%	0.15%	0.15%	0.16%	0.15	%(h)
Net investment income(c)	0.49%	1.12%	1.25%	1.45%	1.21	%(h)
Portfolio turnover rate(i)	46%	12%	17%	23%	3%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	NYLI Global Equity R&D Leaders ETF
	For the Year Ended April 30,				For the Period February 8, 2022(a) to April 30, 2022
	2026	2025	2024	2023
Net asset value, beginning of period	$29.41	$27.61	$23.00	$22.29	$24.92

Income from Investment Operations
Net investment income(b)(c)	0.46	0.49	0.39	0.46	0.12
Net realized and unrealized gain (loss)	11.21	1.75	4.66	0.71	(2.69)
Net increase (decrease) in net assets resulting from investment operations	11.67	2.24	5.05	1.17	(2.57)

Distributions from:
Net investment income	(0.42)	(0.44)	(0.44)	(0.46)	(0.06)
Net asset value, end of period	$40.66	$29.41	$27.61	$23.00	$22.29
Market price, end of period	$40.88	$29.38	$27.50	$23.05	$22.12

Total Return
Total investment return based on net asset value(d)	39.94%	8.13%	22.13%	5.54%	(10.35)%
Total investment return based on market price(e)	40.85%	8.45%	21.41%	6.54%	(11.03	)%(f)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,165	$6,618	$6,212	$5,751	$4,457
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.18%	0.18%	0.18%	0.18%	0.18	%(h)
Expenses excluding waivers/reimbursements(g)	0.19%	0.19%	0.20%	0.20%	0.19	%(h)
Net investment income(c)	1.30%	1.64%	1.53%	2.19%	2.15	%(h)
Portfolio turnover rate(i)	91%	26%	33%	27%	12%

(a)Commencement of operations.

(b)Based on average shares outstanding.

(c)Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)Effective August 31, 2025, the price used to calculate market price returns is the Fund’s official closing price. Prior to August 31, 2025, market price returns were determined using the mean between the day’s last bid and ask prices on the fund’s primary exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception date to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)Annualized.

(i)Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION

New York Life Investments ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eight operational funds (collectively, the “Funds” and each, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

Fund	Diversification Policy	Commencement of Operations Date
NYLI Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
NYLI Merger Arbitrage ETF	Non-diversified	November 17, 2009
NYLI Candriam International Equity ETF	Diversified	December 17, 2019
NYLI Candriam U.S. Mid Cap Equity ETF	Diversified	October 25, 2022
NYLI Candriam U.S. Large Cap Equity ETF	Diversified	December 17, 2019
NYLI FTSE International Equity Currency Neutral ETF	Diversified	July 22, 2015
NYLI U.S. Large Cap R&D Leaders ETF	Non-diversified	February 8, 2022
NYLI Global Equity R&D Leaders ETF	Diversified	February 8, 2022

*The Fund is a “fund of funds”, meaning that it seeks to achieve its investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Each Fund’s investment objective is to seek investment results, before fees and expenses that correspond generally to the price and yield performance of a particular index (the “Underlying Index”). The Underlying Index for each Fund is listed below:

Fund	Underlying Index
NYLI Hedge Multi-Strategy Tracker ETF	NYLI Hedge Multi-Strategy Index
NYLI Merger Arbitrage ETF	NYLI Merger Arbitrage Index
NYLI Candriam International Equity ETF	NYLI Candriam International Equity Index
NYLI Candriam U.S. Mid Cap Equity ETF	NYLI Candriam U.S. Mid Cap Equity Index
NYLI Candriam U.S. Large Cap Equity ETF	NYLI Candriam U.S. Large Cap Equity Index
NYLI FTSE International Equity Currency Neutral ETF	FTSE Developed ex North America 50% Hedged to USD Index
NYLI U.S. Large Cap R&D Leaders ETF	NYLI U.S. Large Cap R&D Leaders Index
NYLI Global Equity R&D Leaders ETF	NYLI Global Equity R&D Leaders Index

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the FASB Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

Notes to Financial Statements (continued)

April 30, 2026

Use of Estimates

New York Life Investment Management LLC (“NYLIM” or “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Investment Valuation

Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listed exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) designated the Advisor as its Valuation Designee (the “Valuation Designee”). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Fund’s and the Valuation Designee’s policies and procedures (“Valuation Procedures”) govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources.

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca or Nasdaq, and the value of such securities used in computing a Fund’s NAV are generally determined as of such times.

A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, a swap will be valued using market-based prices provided by independent pricing sources or broker dealer bid quotations (i.e., counterparty).

Forward foreign currency contracts and currency-related derivatives are generally valued by taking forward points of the contract and calculating an interpolated rate based on the forward currency rate as of the 4:00 PM GMT London rate.

Notes to Financial Statements (continued)

April 30, 2026

If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, such investments are generally valued using the investment company’s NAV per share or public offering price. Those companies may also use fair value pricing under some circumstances.

When market quotations or prices are not readily available or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Valuation Designee pursuant to the Valuation Procedures. The Valuation Procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Valuation Designee. The Valuation Designee may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

A Fund may sweep uninvested cash balances into the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”). The Dreyfus Institutional Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund has no redemption restriction and is valued at the daily NAV.

Under normal conditions, to the extent a Fund invests in securities lending, the Fund may invest its cash collateral in the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodologies used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Notes to Financial Statements (continued)

April 30, 2026

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2026, is disclosed at the end of each Fund’s Schedule of Investments.

Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

Tax Information and Uncertain Tax Positions

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits.

The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.

Notes to Financial Statements (continued)

April 30, 2026

Foreign Taxes

The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.

The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invest. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended April 30, 2026, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.

For the year ended April 30, 2026, the Fund’s aggregate income taxes paid were determined to be insignificant. Accordingly, no additional disclosures under ASU 2023-09 are required.

Dividends and Distributions to Shareholders

Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income and Expenses

Dividend income is recognized on the ex-date net of any foreign tax withheld at the source. Interest income is accrued daily as earned using the effective interest rate method. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a Fund are apportioned among the Funds in the Trust based upon the relative net assets or other

Notes to Financial Statements (continued)

April 30, 2026

appropriate measures. The Funds distribute substantially all their net investment income to shareholders in the form of dividends. Net investment income and capital gains are typically distributed to shareholders quarterly; except for the NYLI Hedge Multi-Strategy Tracker ETF and NYLI Merger Arbitrage ETF, which typically distribute income annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. The expenses of the investment companies in which a Fund invests are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.

Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Restricted Cash

At April 30, 2026, certain Funds held restricted cash in connection with investments in certain-derivative securities. Restricted cash is held in a segregated account with the Funds’ custodian/counterparty broker and is reflected in the Statements of Assets and Liabilities.

Securities Lending

The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy each Fund’s obligation to return the full amount owed to such Borrower.

In accordance with the securities lending agreement between the Funds and BNY Mellon, the Funds will be indemnified by BNY Mellon in the event of default of a third party Borrower.

The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of April 30, 2026, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of

Notes to Financial Statements (continued)

April 30, 2026

Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:

	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
NYLI Hedge Multi-Strategy Tracker ETF	$138,695,335	$13,784	$323,484	$99,207,447	$238,240,050
NYLI Merger Arbitrage ETF	1,190,455	—	7,729	5,824,593	7,022,777
NYLI Candriam International Equity ETF	1,024,923	—	80,487	4,784,050	5,889,460
NYLI Candriam U.S. Mid Cap Equity ETF	12,772	22,029	21,038	10,128,349	10,184,188
NYLI Candriam U.S. Large Cap Equity ETF	—	—	234	136,513	136,747
NYLI FTSE International Equity Currency Neutral ETF	15,218,626	—	507,314	59,861,001	75,586,941
NYLI U.S. Large Cap R&D Leaders ETF	100,864	8,593	8,811	3,094,608	3,212,876
NYLI Global Equity R&D Leaders ETF	25,750	—	—	16,795	42,545

The collateral amount presented is in excess of the securities on loan.

Master Netting Arrangements

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.

Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.

At April 30, 2026, the unrealized appreciation/depreciation on total return swap contracts reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:

NYLI Hedge Multi-Strategy Tracker ETF	—
NYLI Merger Arbitrage ETF	$(228,175)
NYLI Candriam International Equity ETF	—

Notes to Financial Statements (continued)

April 30, 2026

As of April 30, 2026, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
NYLI Hedge Multi-Strategy Tracker ETF	$234,901,819	$(234,901,819)	$—	$—	$—	$—
NYLI Merger Arbitrage ETF	6,175,823	(6,175,823)	—	—	—	—
NYLI Candriam International Equity ETF	5,631,652	(5,631,652)	—	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	10,422,065	(10,422,065)	—	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	138,319	(138,319)	—	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	72,111,298	(72,111,298)	—	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	3,180,035	(3,180,035)	—	—	—	—
NYLI Global Equity R&D Leaders ETF	40,971	(40,971)	—	—	—	—

1The amount of collateral presented is limited such that the net amount cannot be less than $0.

As of April 30, 2026, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:

Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
NYLI FTSE International Equity Currency Neutral ETF
Morgan Stanley	$344,218	$(16,217,875)	$(15,873,657)	$16,217,875	$(16,217,875)	$—

This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

Segment Reporting

Members of NYLIM’s Disclosure Committee act as the Trust’s chief operating decision maker (the “CODM”) assessing performance and making decisions about resource allocation. The CODM is comprised of the Trust’s Treasurer, a representative from NYLIM’s Office of the General Counsel, and a representative from NYLIM Compliance. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statement of Changes in Net Assets, and Financial Highlights.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Investment Advisory Agreement

The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Insurance Company. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board.

Notes to Financial Statements (continued)

April 30, 2026

The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information; and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.

The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”). Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.75%
NYLI Merger Arbitrage ETF	0.75%
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI FTSE International Equity Currency Neutral ETF	0.19%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%

In consideration of the fees paid with respect to the Funds, the Advisor has agreed to pay all expenses of the Trust, except (i) brokerage and other transaction expenses, including taxes; (ii) extraordinary legal fees or expenses, such as those for litigation or arbitration; (iii) compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (vi) the advisory fee payable to the Advisor.

The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:

Fund	Rate
NYLI Hedge Multi-Strategy Tracker ETF	0.22%

The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed to waive or reduce its management fee and/or reimburse expenses of certain Funds in an amount that limits “Total Annual Fund Operating Expenses” (excluding interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than the average daily net assets of each Fund as follows:

Fund	Rate
NYLI Candriam International Equity ETF	0.15%
NYLI Candriam U.S. Mid Cap Equity ETF	0.15%
NYLI Candriam U.S. Large Cap Equity ETF	0.09%
NYLI U.S. Large Cap R&D Leaders ETF	0.14%
NYLI Global Equity R&D Leaders ETF	0.18%

Notes to Financial Statements (continued)

April 30, 2026

The Fee Waiver and Expense Limitation Agreements will remain in effect permanently unless terminated by the Board of Trustees of the Funds.

As of April 30, 2026, the Advisor waived/reimbursed the following Fund expenses:

Fund	Waived/ Reimbursed Expenses
NYLI Hedge Multi-Strategy Tracker ETF	$1,663,851
NYLI Candriam International Equity ETF	22,848
NYLI Candriam U.S. Mid Cap Equity ETF	23,252
NYLI Candriam U.S. Large Cap Equity ETF	31,465
NYLI U.S. Large Cap R&D Leaders ETF	5,107
NYLI Global Equity R&D Leaders ETF	886

Distribution (12b-1 Fees)

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

As described in Note 4 below, the Distributor has entered into Authorized Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Also as described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.

Administrator, Custodian and Transfer Agent

BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Custody Agreement and Transfer Agency Agreement. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. Under the terms of the agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. BNY Mellon is also responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed on a continuous basis at NAV only in large blocks of shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the

Notes to Financial Statements (continued)

April 30, 2026

secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. FEDERAL INCOME TAX

At April 30, 2026, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NYLI Hedge Multi-Strategy Tracker ETF	$1,034,600,839	$233,040,717	$(163,077,579)	$69,963,138
NYLI Merger Arbitrage ETF	249,727,119	84,212,522	(77,199,648)	7,012,874
NYLI Candriam International Equity ETF	189,591,743	63,368,711	(16,887,465)	46,481,246
NYLI Candriam U.S. Mid Cap Equity ETF	281,449,564	51,891,797	(18,375,593)	33,516,204
NYLI Candriam U.S. Large Cap Equity ETF	265,671,949	66,198,770	(16,545,889)	49,652,881
NYLI FTSE International Equity Currency Neutral ETF	1,224,661,500	470,295,247	(116,752,765)	353,542,482
NYLI U.S. Large Cap R&D Leaders ETF	270,516,583	22,492,803	(5,800,384)	16,692,419
NYLI Global Equity R&D Leaders ETF	8,247,770	2,354,199	(436,302)	1,917,897

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, swap contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2026.

At April 30, 2026, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:

Fund	Ordinary Income (Loss)[1]	Net Capital Gain (Losses)[2]	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
NYLI Hedge Multi-Strategy Tracker ETF	$17,742,188	$(79,436,694)	$69,963,138	$8,268,632
NYLI Merger Arbitrage ETF	(11,104,047)	(15,177,106)	6,785,765	(19,495,388)
NYLI Candriam International Equity ETF	2,734,623	(11,880,592)	46,561,939	37,415,970
NYLI Candriam U.S. Mid Cap Equity ETF	384,478	(12,572,896)	33,516,204	21,327,786
NYLI Candriam U.S. Large Cap Equity ETF	270,809	(22,298,062)	49,652,881	27,625,628
NYLI FTSE International Equity Currency Neutral ETF	3,763,282	(23,867,439)	353,763,735	333,659,578
NYLI U.S. Large Cap R&D Leaders ETF	27,747	(3,272,242)	16,692,419	13,447,924
NYLI Global Equity R&D Leaders ETF	20,897	(464,669)	1,918,122	1,474,350

1Includes late year ordinary loss and Fund distributions payable, if any.

2Amount includes the deferral of post October losses, if any.

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, partnerships, swap contracts, and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2026.

Notes to Financial Statements (continued)

April 30, 2026

At April 30, 2026, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:

Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
NYLI Hedge Multi-Strategy Tracker ETF	$(14,537,700)	$14,537,700
NYLI Merger Arbitrage ETF	7,441,596	(7,441,596)
NYLI Candriam International Equity ETF	(7,589,076)	7,589,076
NYLI Candriam U.S. Mid Cap Equity ETF	(15,827,065)	15,827,065
NYLI Candriam U.S. Large Cap Equity ETF	(58,848,170)	58,848,170
NYLI FTSE International Equity Currency Neutral ETF	(16,550,101)	16,550,101
NYLI U.S. Large Cap R&D Leaders ETF	(5,182,516)	5,182,516
NYLI Global Equity R&D Leaders ETF	(1,013,404)	1,013,404

The tax character of distributions paid during the years ended April 30, 2026 and 2025 were as follows:

	2026			2025
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
NYLI Hedge Multi-Strategy Tracker ETF	$11,675,008	$—	$—	$14,744,680	$—	$—
NYLI Merger Arbitrage ETF	—	—	—	—	—	—
NYLI Candriam International Equity ETF	6,032,547	—	—	5,081,060	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	2,814,972	—	—	2,693,887	—	—
NYLI Candriam U.S. Large Cap Equity ETF	3,308,936	—	—	4,472,765	—	—
NYLI FTSE International Equity Currency Neutral ETF	52,630,448	—	—	18,231,541	—	—
NYLI U.S. Large Cap R&D Leaders ETF	285,855	—	—	82,172	—	—
NYLI Global Equity R&D Leaders ETF	101,109	—	—	102,558	—	—

At April 30, 2026, the Funds did not have any capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year.

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
NYLI Hedge Multi-Strategy Tracker ETF	$—	$—	$—
NYLI Merger Arbitrage ETF	11,104,047	—	—
NYLI Candriam International Equity ETF	—	—	—
NYLI Candriam U.S. Mid Cap Equity ETF	—	—	—
NYLI Candriam U.S. Large Cap Equity ETF	—	—	—
NYLI FTSE International Equity Currency Neutral ETF	—	—	—
NYLI U.S. Large Cap R&D Leaders ETF	—	—	—
NYLI Global Equity R&D Leaders ETF	—	—	—

At April 30, 2026, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses.

Notes to Financial Statements (continued)

April 30, 2026

Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards are as follows:

Fund	Utilized In Current Year	Short-Term With No Expiration	Long-Term With No Expiration
NYLI Hedge Multi-Strategy Tracker ETF	$—	$(56,208,977)	$(23,227,717)
NYLI Merger Arbitrage ETF	—	(15,160,855)	(16,251)
NYLI Candriam International Equity ETF	—	(5,927,869)	(5,952,725)
NYLI Candriam U.S. Mid Cap Equity ETF	—	(6,625,485)	(5,947,411)
NYLI Candriam U.S. Large Cap Equity ETF	—	(9,439,670)	(12,858,392)
NYLI FTSE International Equity Currency Neutral ETF	—	(4,558,413)	(19,309,026)
NYLI U.S. Large Cap R&D Leaders ETF	—	(2,744,018)	(528,224)
NYLI Global Equity R&D Leaders ETF	—	—	(464,669)

6. OTHER AFFILIATED PARTIES AND TRANSACTIONS

For the purposes of the financial statements, the Funds assume the following to be holdings by affiliates. As of April 30, 2026, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.

The following table reflects shares of a Fund beneficially owned by NYLIM or funds or accounts managed by NYLIM where such holdings exceed 5% of the shares of the Fund. As of April 30, 2026, NYLIM or funds or accounts managed by NYLIM were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below.

New York Life Investment Management LLC
Fund	% Ownership
NYLI Candriam International Equity ETF	80.38%
NYLI Candriam U.S. Mid Cap Equity ETF	97.96%
NYLI Candriam U.S. Large Cap Equity ETF	89.59%
NYLI FTSE International Equity Currency Neutral ETF	6.93%
NYLI U.S. Large Cap R&D Leaders ETF	98.81%
NYLI Global Equity R&D Leaders ETF	76.00%

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the year ended April 30, 2026, are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
NYLI Hedge Multi-Strategy Tracker ETF	$431,928,327	$417,865,708	$341,089,693	$160,865,960
NYLI Merger Arbitrage ETF	752,500,919	755,583,484	37,402,818	32,382,144
NYLI Candriam International Equity ETF	29,749,308	29,860,573	18,615,979	26,851,485
NYLI Candriam U.S. Mid Cap Equity ETF	114,104,346	113,690,686	126,200,327	58,156,092
NYLI Candriam U.S. Large Cap Equity ETF	91,552,606	91,910,141	102,239,113	207,203,615
NYLI FTSE International Equity Currency Neutral ETF	183,495,575	162,519,402	341,082,038	45,352,592
NYLI U.S. Large Cap R&D Leaders ETF	32,099,860	33,176,075	321,467,622	59,326,197
NYLI Global Equity R&D Leaders ETF	7,488,911	7,497,021	4,746,602	3,814,264

Notes to Financial Statements (continued)

April 30, 2026

8. DERIVATIVE FINANCIAL INSTRUMENTS

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of total return swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement on the Statements of Operations.

When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.

The NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF and NYLI Candriam International Equity ETF used total return swaps to replicate the performance of the Underlying Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.

Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, MLI and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of April 30, 2026, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of April 30, 2026, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Forward Foreign Currency Contracts

The NYLI FTSE International Equity Currency Neutral ETF may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery

Notes to Financial Statements (continued)

April 30, 2026

of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.

Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At April 30, 2026, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Quantitative Disclosure of Derivative Holding

The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.

The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Asset Derivatives	Foreign Currency Risk	Equity Risk
NYLI Merger Arbitrage ETF
Unrealized appreciation on swap transactions	$—	$3
NYLI FTSE International Equity Currency Neutral ETF
Unrealized appreciation on forward foreign currency contracts	344,218

Liability Derivatives
NYLI Merger Arbitrage ETF
Unrealized depreciation on swap transactions		228,178
NYLI FTSE International Equity Currency Neutral ETF
Unrealized depreciation on forward foreign currency contracts	16,217,875

Total return swaps reflect a reset date as of April 30, 2026; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.

Transactions in derivative instruments reflected on the Statements of Operations during the year ended April 30, 2026 were as follows:

Fund	Foreign Currency Risk	Equity Risk
NYLI Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions	$—	$3,132,314

NYLI Merger Arbitrage ETF
Realized gain (loss)
Swap transactions	—	(23,433,164)
Forward foreign currency contracts	(75)	—
Change in unrealized appreciation (depreciation)
Swap transactions	—	(195,071)

Notes to Financial Statements (continued)

April 30, 2026

Fund	Foreign Currency Risk	Equity Risk
NYLI Candriam International Equity ETF
Realized gain (loss)
Swap transactions	$—	$245,525
Forward foreign currency contracts	(39)	—

NYLI FTSE International Equity Currency Neutral ETF
Realized gain (loss)
Swap transactions	—	623,736
Forward foreign currency contracts	3,075,420	—
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	6,402,430	—

For the year ended April 30, 2026, the monthly average notional value of the derivatives held by the Funds were as follows:

	Average Notional Value
	NYLI Hedge Multi-Strategy Tracker ETF	NYLI Merger Arbitrage ETF	NYLI Candriam International Equity ETF	NYLI FTSE International Equity Currency Neutral ETF
Asset Derivatives
Swap contracts	$106,113,443	$—	$1,106,384	$2,579,484
Forward foreign currency contracts	—	—	—	1,040,166,482

Liability Derivatives
Swap contracts	(105,962,341)	(70,517,932)	—	—
Forward foreign currency contracts	—	—	—	(1,041,326,402)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Counterparty Risk

Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions. In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.

Currency Hedging Risk1

A Fund may use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money.

1Applies to NYLI FTSE International Equity Currency Neutral ETF.

Notes to Financial Statements (continued)

April 30, 2026

Currency Risk

Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore, a Fund may convert cash in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.

Derivatives Risk

Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.

Emerging Market Securities Risk

A Fund may invest in securities of issuers located in emerging countries. The risks of foreign investment are heightened when the issuer is located in an emerging country. Emerging countries are generally located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central and South America and Africa. The securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

ESG Investing Style Risk2

The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

Fund of Funds Risk3

If a Fund is a “fund of funds”, the Funds’ investment performance depends on the investment performance of the underlying ETFs in which it invests. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.

Index Risk

The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

2Applies to NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF.

3Applies to NYLI Hedge Multi-Strategy Tracker ETF.

Notes to Financial Statements (continued)

April 30, 2026

Large Transaction Risks

From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.

Market Risk

Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets, tariffs and other protectionist measures, political developments and uncertainty, central bank policy, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the US and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.

Passive Management Risk

Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.

Total Return Swap Risk4

Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.

4Applies to NYLI Hedge Multi-Strategy Tracker ETF and NYLI Merger Arbitrage ETF.

Notes to Financial Statements (continued)

April 30, 2026

10. SUBSEQUENT EVENTS

On March 17, 2026, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the New York Life Investments ETF Trust to NYLIM ETF Trust that will take effect, on or about, August 28, 2026.

In addition, the Board, upon the recommendation from the Fund’s Advisor, approved a proposal to change the name of the Funds. The name of each Fund, as set forth in the table below will take effect, on or about, August 28, 2026.

Current Fund Name	New Fund Name
NYLI Hedge Multi-Strategy Tracker ETF	NYLIM Hedge Multi-Strategy Tracker ETF
NYLI Merger Arbitrage ETF	NYLIM Merger Arbitrage ETF
NYLI Candriam International Equity ETF	NYLIM Candriam International Equity ETF
NYLI Candriam U.S. Mid Cap Equity ETF	NYLIM Candriam U.S. Mid Cap Equity ETF
NYLI Candriam U.S. Large Cap Equity ETF	NYLIM Candriam U.S. Large Cap Equity ETF
NYLI FTSE International Equity Currency Neutral ETF	NYLIM FTSE International Equity Currency Neutral ETF
NYLI U.S. Large Cap R&D Leaders ETF	NYLIM U.S. Large Cap R&D Leaders ETF
NYLI Global Equity R&D Leaders ETF	NYLIM Global Equity R&D Leaders ETF

Other than the name changes to the Trust and the Funds, there were no other material events through the date of issuance that would require disclosure in the preparation of these financial statements.

Report of Independent Registered Public Accounting Firm

April 30, 2026

To the Board of Trustees of New York Life Investments ETF Trust and Shareholders of NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF, NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI FTSE International Equity Currency Neutral ETF, NYLI U.S. Large Cap R&D Leaders ETF and NYLI Global Equity R&D Leaders ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of NYLI Hedge Multi-Strategy Tracker ETF, NYLI Merger Arbitrage ETF, NYLI Candriam International Equity ETF, NYLI Candriam U.S. Mid Cap Equity ETF, NYLI Candriam U.S. Large Cap Equity ETF, NYLI FTSE International Equity Currency Neutral ETF, NYLI U.S. Large Cap R&D Leaders ETF and NYLI Global Equity R&D Leaders ETF (constituting New York Life Investments ETF Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2026, the related statements of operations for the year ended April 30, 2026, the statements of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2026 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
June 25, 2026

We have served as the auditor of one or more investment companies in the New York Life Investments ETF Complex since 2015.

Supplemental Information (unaudited)

April 30, 2026

Qualified Dividend Income — Certain dividends paid by the fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the fiscal year ended April 30, 2026 taxed at a maximum rate of 20% is as follows:

NYLI Hedge Multi-Strategy Tracker ETF	12.29%
NYLI Candriam International Equity ETF	75.25%
NYLI Candriam U.S. Mid Cap Equity ETF	74.41%
NYLI Candriam U.S. Large Cap Equity ETF	97.44%
NYLI FTSE International Equity Currency Neutral ETF	68.51%
NYLI U.S. Large Cap R&D Leaders ETF	100.00%
NYLI Global Equity R&D Leaders ETF	94.30%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the year ended April 30, 2026 that qualifies for the dividends received deduction is as follows:

NYLI Hedge Multi-Strategy Tracker ETF	6.32%
NYLI Candriam International Equity ETF	6.16%
NYLI Candriam U.S. Mid Cap Equity ETF	68.41%
NYLI Candriam U.S. Large Cap Equity ETF	96.91%
NYLI FTSE International Equity Currency Neutral ETF	5.40%
NYLI U.S. Large Cap R&D Leaders ETF	100.00%
NYLI Global Equity R&D Leaders ETF	35.36%

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended April 30, 2026, are as follows:

Fund	Foreign Taxes Per Share	Foreign Income Per Share
NYLI Candriam International Equity ETF	0.09	0.76
NYLI FTSE International Equity Currency Neutral ETF	0.08	0.61

In January 2027, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2026.

April 30, 2026

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included in the Statements of Operations within each Fund’s Financial Statements.

Board Review of Investment Advisory Agreements

April 30, 2026

Approval Relating to Annual Continuation of the Advisory Agreement

The Board (the members of which are referred to as “Trustees”) met in person on March 17, 2026, to consider the approval of the continuation, for an additional year, of the Advisory Agreement with respect to the series of the Trust for which the agreement applies (the “Funds”). The Board noted that the Advisory Agreement was between the Trust and New York Life Investment Management LLC (the “Advisor”).

In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the continuation of the Advisory Agreement with respect to the Funds. In connection with considering the approval of the continuation of the Advisory Agreement, the Trustees who are not considered “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Independent Trustees, who provided assistance and advice. The consideration of the continuation of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, extent and quality of the services provided by the Advisor to the Funds and the fees charged by the Advisor; (2) information concerning the business and operations, compliance program and portfolio management teams of the Advisor; (3) the expense levels of each Fund; (4) the investment performance of the Funds; (5) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Trust, including expense limitation agreements and fee waiver agreements between the Advisor and certain Funds; (6) the extent to which economies of scale would be realized as each Fund grows; (7) any “fall-out” benefits derived or to be derived by the Advisor from its relationship with the Trust; and (8) potential conflicts of interest. The Board considered that the Funds were passively managed exchange-traded funds (“ETFs”) and that each Fund except the NYLI FTSE International Equity Currency Neutral ETF was designed to track an index provided by the Advisor.

In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement; (2) information about applicable expense limitation and fee waiver agreements; (3) information describing the Advisor and the services provided thereby; (4) information regarding the compliance program and portfolio management team of the Advisor; (5) a copy of the Form ADV for the Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses (including acquired fund fees and expenses, as applicable) of the Funds with expenses and performance of other registered investment companies with similar investment objectives and policies. The Trustees also considered their personal experiences as Trustees and participants in the investment management industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and the New York Life Investments Active ETF Trust.

In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the Funds:

1.The nature, extent and quality of the facilities and services provided by the Advisor. The Board reviewed the services that the Advisor provides to the Funds, noting that they had continually reviewed and overseen such services throughout the past year. The Board noted the responsibilities that the Advisor has as the investment advisor to the Funds, including overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, monitoring fund compliance with regulatory requirements and Fund objectives and policies, daily monitoring of the portfolio, overseeing Fund service providers, obtaining licenses for use of indexes tracked by the Funds, providing officers for the Funds, ongoing reporting to the Board, and the implementation of Board directives as they relate to the Funds.

Board Review of Investment Advisory Agreements (continued)

April 30, 2026

The Board reviewed the Advisor’s experience, resources, and strengths in managing ETFs and other investment mandates, including the Advisor’s management of the Funds and the funds of the New York Life Investments Active ETF Trust. The Board also noted and discussed with the Advisor the resources and additional support and personnel from its affiliate New York Life Insurance and Annuity Corporation, which resources enhance and support the work of the Advisor’s officers and staff. The Board also considered the tenure and experience of the personnel at the Advisor providing management and administrative services to the Funds. The Board also considered the Advisor’s marketing and distribution strategy, including the various services engaged by the Advisor in seeking to market and grow assets in the Funds.

Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Advisor’s ability to render such services based on its personnel, experience, operations, and resources.

2.Comparison of services provided and fees charged by the Advisor and other investment advisers to similar clients, and the cost of the services provided and profits realized by the Advisor from its relationship with the Funds. The Board then compared both the services rendered and the fees paid with respect to the Funds pursuant to the Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs.

In particular, the Board compared each Fund’s advisory fee and expense ratio (including acquired fund fees and expenses, as applicable) to other investment companies considered to be in each such Fund’s peer group. The Advisor explained that, consistent with prior practice, peer groups were selected by the Advisor using an objective methodology.

The Board noted that certain Funds had peer groups of limited size and, in certain cases, with substantial differences in portfolio management and operational costs. The Board was presented with information describing the Funds’ performance and fees, with information relative to peer groups. The Board considered unique characteristics of certain Funds relative to peer groups, particularly where such Funds had fee or total expense ratios that diverged from the median levels of the applicable peer group. The Board also discussed price pressure in the general ETF marketplace and the impact of market pressures on the price levels for relatively unique investment strategies such as those implemented by several of the Funds.

Additionally, the Trustees considered that the Advisor had put in place expense limitation or fee waiver agreements whereby the Advisor reimburses expenses and/or waives fees to limit the impact above set thresholds of certain expenses on shareholders of certain Funds. The Board noted that such expense limitation and fee waiver agreements were reflected, where applicable, in the peer group analysis provided by the Advisor. The Board further noted that the Advisor had put in place permanent expense limitation and/or fee waiver agreements for certain Funds, which were subject to termination by the Board.

The Board also considered that certain Funds invest in other third-party funds and based on information provided by the Advisor, determined that fees that would be paid to the Advisor that are attributable to the investments made by such Funds would not be duplicative.

After comparing each Fund’s fees with those of other investment companies in the Fund’s peer group, and in light of the nature, quality, and extent of services provided by the Advisor and the costs incurred by the Advisor in rendering those services, the Board concluded that the level of fees paid (or proposed to be paid) to the Advisor with respect to each Fund is fair and reasonable.

3.The Advisor’s profitability and the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale. The Board discussed with the Advisor the costs and profitability of the Advisor in connection with its serving as investment advisor to each Fund, including operational costs. The Board also discussed additional resources available to the Advisor as part of a larger organization, including the investment of financial and human resources into the Advisor and additional support to market and distribute the Funds.

Board Review of Investment Advisory Agreements (continued)

April 30, 2026

The Board considered information regarding the strategy of the Advisor to grow assets in the Funds during the calendar year, including the marketing and distribution details that were provided in the Board materials. The Board reviewed the net asset levels of the Funds and the impact of both high and low asset levels on such Funds. The Advisor presented to the Board information on the operating profits on a year over year basis.

The Board considered whether the continued operation of certain Funds that had not attracted significant assets under management would be profitable to the Advisor under the unitary fee arrangement of the Advisory Agreement and determined to continue to review the asset levels of the Funds in relation to the Advisor’s profitability. The Board also noted the existence of expense limitation agreements and fee waiver agreements applicable to certain of the Funds, and their respective impacts on costs to shareholders and profitability of the Advisor.

The Board concluded that the fees paid to the Advisor were reasonable when considering the relative asset levels and profitability of the Funds to the Advisor.

4.Investment performance of the Funds. The Board considered the investment performance of the existing Funds, including tracking error. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Advisor in reaching such objectives. The Board considered each Fund’s investment performance compared to the underlying index that each Fund seeks to track and includes in its prospectus and shareholder reports. The Board also considered each Fund’s investment performance compared to the respective Fund’s peer group. The Board concluded that the investment performance of the Funds, particularly in the context of tracking error as against each Fund’s underlying index and in succeeding in satisfying their stated investment objective, supported the approval of the Advisory Agreement.

The Board agreed that it had been furnished with sufficient information, both at the meeting and in its ongoing oversight of the Funds, to make an informed business decision with respect to the Advisory Agreement for the Funds. Based on the foregoing and such other matters as were deemed relevant, and while no single factor was determinative in the decision, the Independent Trustees concluded that the terms of the Advisory Agreement with the Advisor were reasonable and fair to the Funds and to recommend to the Board the approval of the Advisory Agreement. As a result, all of the Board members, including the Independent Trustees, determined that the continuation of the Advisory Agreement with the Advisor was in the best interests of each Fund and its shareholders. The Board and the Independent Trustees, voting separately, approved the continuation of the Advisory Agreement for an additional one-year period.

For more information
1-888-474-7725
nylim.com/etf

“New York Life Investment Management” is the brand name and service mark used to represent a group of affiliated investment advisors of New York Life Insurance Company, including New York Life Investment Management LLC, a registered investment advisor. Securities distributed by NYLIFE Distributors LLC, 30 Hudson Street, Jersey City, NJ 07302, Member FINRA/SIPC.

(b)	Please refer to Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Please refer to Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Please refer to Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New York Life Investments ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	July 2, 2026

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	July 2, 2026